          February 29, 2000



          Annual Report 00



                                                         LifePath(R) Income Fund
                                                           LifePath(R) 2010 Fund
                                                           LifePath(R) 2020 Fund
                                                           LifePath(R) 2030 Fund
                                                           LifePath(R) 2040 Fund







                                    Advised by Barclays Global Fund Advisors
                                    Sponsored and distributed by Stephens Inc., Member NYSE/SIPC


                             Barclays Global Investors Funds Inc.

Table of Contents

To Our Shareholders.........................................................  1
Market Overview.............................................................  2
Managers' Discussion and Analysis...........................................  4

Barclays Global Investors Funds, Inc.

  Statements of Assets and Liabilities......................................  8
  Statements of Operations..................................................  8
  Statements of Changes in Net Assets.......................................  9
  Financial Highlights...................................................... 12
  Notes to the Financial Statements......................................... 15
  Independent Auditors' Report.............................................. 17

Master Investment Portfolio

  Portfolios of Investments................................................. 18
  Statements of Assets and Liabilities...................................... 80
  Statements of Operations.................................................. 80
  Statements of Changes in Net Assets....................................... 81
  Notes to the Financial Statements......................................... 82
  Independent Auditors' Report.............................................. 85

To Our Shareholders

     The fiscal year ended February 29, 2000 was one of significant change, growth, and opportunity. Highlights from the year include:

     . Masterworks(R) Funds Inc. was renamed Barclays Global Investors Funds, Inc. on July 1, 1999. The name change does not affect the Funds' strategies, ownership, or investment objectives, and you can still find daily prices in print and online.

     . Upon approval of the Board of Directors of Barclays Global Investors Funds, Inc. the "LifePath 2000 Fund" was renamed the "LifePath Income Fund," effective January 1, 2000. The Fund also adopted an investment policy to invest at least 65% of its assets in income producing securities, under normal market conditions.

     . The Dow Jones Industrial Average, which measures the value of 30 actively traded, well-established U.S. companies, surpassed 10,000 points on March 16, 1999, but in January 2000 posted its worst January performance since 1990.

     . The return of the Standard and Poor's 500 Index, which measures the performance of 500 widely-held industrial, transportation, financial, and utility stocks of U.S. companies, surpassed 20% for the fifth consecutive year.

     . On February 1, 2000 the economic boom became the longest in history, with 107 months of expansion.

     . The Federal Reserve Board raised short-term interest rates four times during the fiscal year.

     As we look back on another year in which the Dow Jones Industrial Average and the S&P 500 Index reached record-high levels, we urge investors to maintain a long-term perspective when making investment decisions. While one Fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future returns. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring temporary market swings.

     The LifePath(R) Funds offer a simple, cost-effective way for you to invest in comprehensive asset allocation strategies. Each Fund is designed to reflect different investment goals and risk tolerances. We trust that the Funds are fulfilling your expectations and will continue to do so. We appreciate your confidence and look forward to continuing to help you meet your investment goals.

Barclays Global Investors Family of Funds                             April 2000

Barclays Global Investors Funds, Inc. Market Overview
12-Month Period Ended February 29, 2000

U.S. Equity Markets

     The fiscal year that began March 1, 1999 opened on a robust note for large capitalization stocks. The Dow Jones Industrial Average reached a new milestone on March 16, breaking through the 10,000-point barrier. A healthy U.S. economy and an appetite for technology stocks drove the market, with an emphasis on rising earnings that left value stocks largely ignored in favor of growth stocks.

     During the months of April and May, concern surfaced about an overheated economy. Although unemployment figures remained benign, consumer and wholesale prices had begun to heat up. A recovery in European countries compounded worries of potential inflation and corresponding Federal Reserve intervention. Markets reflected this apprehension, as investors shunned growth stocks for value. For example, within the S&P 500 Index, value stocks returned 10.80%, while growth stocks returned only 3.83% for the quarter ending June 30. The S&P 500 Index returned 7.05% overall, closing the quarter at a new high.

     Although it raised short-term interest rates by 0.25% on June 30, the Federal Reserve Board indicated that there would not be additional increases in the future. The markets welcomed the news and enjoyed a brief rally. However, worries over higher interest rates were rekindled as many companies released favorable earnings reports in July. After reaching new highs on July 16, U.S. equities tumbled through the end of the third quarter and into the second week of October, giving back some of the gains they had accumulated for the year. Tightening labor markets and strong domestic demand figures released in August contributed to the decline. For the quarter ended September 30, the S&P 500 Index lost 6.24%. Only the technology-driven Nasdaq posted positive returns for the quarter.

     October began on a negative note as high producer price reports provided further indications of an overheated economy. However, the tide soon changed and markets rebounded sharply during the second half of the month. The S&P 500 Index returned 6.33% for October, one of its best monthly returns in a decade. The technology sector propelled the Nasdaq to new highs, setting 16 record closing highs in November. The surge in equities continued through December, and the S&P 500 Index gained 14.88% for the quarter. Its return of 21.04% for 1999 marked the fifth year in a row that its performance has exceeded 20%. For the Nasdaq, results were even more stunning, as technology stocks drove the index up 22% for the month of December alone, returning 86% for 1999.

     Strong economic indicators released in January caused equity markets to stumble, with large capitalization stocks bearing the brunt of the losses. The S&P 500 Index dropped 5.02%, dragged down largely by the technology sector, which fell 7.6%. Although the S&P 500 Index continued its decline in February, losing a further 1.89%, the Nasdaq posted another stellar month. Led by small capitalization technology stocks, the Nasdaq gained 19.2% for February.

     Not surprisingly, the technology sector was the largest contributor to U.S. equity performance for the fiscal year ended February 29, 2000. Although value stocks and growth stocks fell alternately in and out of favor, growth stocks overwhelmingly outperformed value.

U.S. Fixed-Income Markets

     The fiscal year began with a dramatic shift in the economic landscape that 1998 had experienced. The turmoil sparked by Russia's devaluation of the ruble and default on its debt in August 1998 had ultimately led to the Federal Reserve Board's three consecutive monthly short-term interest rate cuts, a cumulative 0.75%, in the fall of 1998. By January 1999, many investors had anticipated an economic slowdown in the U.S., and expectations of further easing of monetary policy were predominant.

     However, investors were soon to learn that the U.S. economy had grown a staggering 6.0% in the fourth quarter of 1998. Coupled with reports of the lowest unemployment rates since 1970, the economic outlook caused market participants to rethink their position.

     As investors' fears about inflation mounted, interest rates rose. During the second quarter of 1999, the yields on 30-year Treasury bonds climbed to just over 6% after beginning the 1999 year at 5.1%. On June 30, the Federal Reserve Board raised short-term interest rates 0.25%, citing improved global conditions, recovering foreign economies, and continued strength in the domestic economy. However, the bond market rallied in response to the Fed's move to a neutral stance in regard to further tightening.

     In the third quarter, tightness in the labor market and weakness in the dollar drove yields higher. The employment cost index, released at the end of July, rose at its fastest rate in eight years. By August 6, the 30-year

Treasury bond yield had risen to 6.28%, its highest level in 20 months. In the midst of these inflationary pressures, the Federal Reserve Board increased rates a further 0.25% on July 16. After a bleak August, bonds staged a brief rally in September when nervousness about technology stocks heightened and reassuring Gross Domestic Product figures were released. The 30-year Treasury yield dropped to 6.05%

     Manufacturing reports released on October 1 were strong but discouraging to the bond market, and sent bond prices falling sharply, as inflation fears resurfaced. Yields continued rising through the month, reaching their highest levels since September 1997. On November 16, the Federal Reserve Board raised short-term interest rates for a third time. The cumulative 0.75% hike for the year exactly reversed the cuts made in the fall of 1998. Bonds reacted by falling for the remainder of the month. December marked the ninth consecutive monthly decline in bond prices for 1999, as further signs of a strong economy compounded existing inflation concerns. The 30-year Treasury bonds finished 1999 at just under 6.5%, with an annual return of -8.74%, marking the worst returns in over twenty years.

     Although the Federal Reserve Board raised short-term rates on February 2, it was the U.S. Treasury that dramatically affected the bond market. In mid-January, the Treasury announced that it would begin buying back up to $30 billion in long-term bonds in order to reduce outstanding government debt, and in early February they announced that future auctions of 30-year bonds would be curtailed. In response, long-term rates dropped. The combined effect of higher short-term rates and lower long-term rates was an inverted yield curve -- the first since 1990. By the end of February, the yield on the 30-year Treasury bond had declined to 6.15% after reaching a high of 6.75% in January, below the 6.53% yield of the 2-year Treasury note.

International Equity Markets

     The euphoria over technology stocks that boosted U.S. market strength also helped boost other markets around the world. Europe and Asia each began the year recovering from domestic economic turmoil. Ultimately, however, the defining theme of market strength in both of these regions would be increased demand for telecommunications and technology.

     Merger and acquisition activity abounded in European markets for much of the year. In the United Kingdom, pharmaceutical giants GlaxoWellcome and SmithKline Beecham merged; in Italy, Olivetti acquired slightly greater than 50% of Telecom Italia; and in Germany, Vodafone acquired Mannesman, becoming the largest stock in the EAFE Index. Regardless of this activity, European markets provided a disappointing first half of the fiscal year to investors. Still reeling from the crisis created in the wake of Russia's currency devaluation in late 1998, markets did not appear to be poised for recovery until the end of the second quarter of the fiscal year. Led largely by the telecommunications industry, performance improved dramatically in the second half of the fiscal year. Deutsche Telekom, the largest telecommunications company in Europe, contributed significantly to Germany's performance, while increasing demand for mobile phones translated into strong returns for Finland's Nokia and Sweden's Ericsson. The United Kingdom, suffering from fears of higher interest rates, lagged the European average. After posting strong gains for 1999, European markets echoed the U.S. market in January, dropping amid interest-rate concerns. Although these fears persisted in February, the strength of the telecommunications industry prevailed, lifting stock prices higher.

     Optimism about Japan's economy rose during the first fiscal quarter as investors speculated that the market had finally bottomed out and offered buying opportunities. Indeed, after two bleak years, Japan's market rebounded to deliver one of the strongest returns for 1999. As foreign investors poured into Japanese equities, the market soared. The crisis-hit economies surrounding Japan, such as Hong Kong and Singapore, also rebounded, playing a vital part in Japan's recovery. The strength in the telecommunications and technology industries that fueled European markets also drove the Japanese market higher. Led by increasing demand for cellular phones and Internet usage, growth went unabated through the end of 1999. Although technology stocks continued to post gains in January and February, higher interest rates in the U.S. and Europe, compounded by poor GDP numbers, dampened market performance.

Lifepath(R) Funds
Managers' Discussion & Analysis

                                                                  Average Annual
PERFORMANCE AS OF 2/29/00                                           Total Return
--------------------------------------------------------------------------------

                                                                           Since
                                                                  Inception Date
Fund                           One Year        Five Year        (3/1/94-2/29/00)
----                           --------        ---------        ----------------
LifePath Income                   4.82%            8.74%                   7.66%
LifePath 2010                     7.92%           13.59%                  11.86%
LifePath 2020                    10.84%           17.00%                  14.81%
LifePath 2030                    13.04%           19.62%                  16.95%
LifePath 2040                    16.01%           22.22%                  19.29%

Average annual total returns represent the LifePath Funds' average annual increase in value during the time periods noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Funds at net asset value. The Funds' past performance is no guarantee of future results. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed.

The Funds are successors to the assets of the institutional class of shares of the Stagecoach Trust LifePath Funds (the "predecessor funds"), that began operations on March 1, 1994. Performance information for the periods before March 26, 1996, the date the LifePath Funds began operations, reflects the performance of the predecessor funds.

The LifePath Funds' objective is growing assets while taking on the levels of risk that investors, on average, may be willing to accept given their investment time horizons. The Funds' strategies assume that the investor will begin to withdraw his or her investment in the decade included in the Fund's name. In the case of the LifePath Income Fund (formerly the LifePath 2000 Fund), it is assumed that the investor will begin withdrawing his or her investment during the current decade. Investors in the LifePath 2040 Fund would plan to withdraw their investments beginning in 2040. Assets in the LifePath 2040 Fund, therefore, are invested almost entirely in stocks because investors can wait out the short-term ups and downs of the markets in return for greater potential rewards over the long term. By contrast, roughly 80% of the assets in the LifePath Income Fund are invested more conservatively in short-term, low-risk bonds and money market instruments, while the remaining roughly 20% are invested in stocks.

The models used to manage the LifePath Funds' assets are "strategic" and "tactical".

Strategic asset allocation techniques directly affect 75% of each of the LifePath Funds' total asset allocation and indirectly guide the remaining 25%. The strategic model focuses on long-term asset allocation by comparing the potential risks and returns for each asset class based on the Funds' different time horizons and investors' willingness to bear risk. As each Fund nears its target date, the asset allocation becomes more conservative, shifting to less risky investments -- such as short-term bonds or money market investments. Short-term volatility in the markets has only a small effect on a Fund's long-term strategic allocation. The progression to less risky assets is an ongoing process; 40 years from now, the asset allocation of the LifePath 2040 Fund will look very similar to the asset allocation of the LifePath Income Fund today.

Tactical asset allocation techniques affect 25% of each of the LifePath Funds' total asset allocation. The tactical models are the means by which the Funds respond to short-term market fluctuations. The tactical models do this by seeking to allocate assets where the risk-return trade-offs are most attractive. The more conservative tactical approach allocates assets among long-term bonds, short-term bonds and money market investments. The more aggressive tactical approach allocates assets among stocks, bonds, and cash. The allocation between these two tactical approaches is guided by the Funds' strategic allocation.

On February 28, 1999, assets in the LifePath Funds were allocated as follows:

                         U.S.       International          U.S.           Money
Fund                   Equity              Equity         Bonds         Market*
----                   ------       -------------         -----         -------
LifePath Income           14%                  6%           56%             24%
LifePath 2010             34%                 11%           43%             12%
LifePath 2020             52%                 15%           26%              7%
LifePath 2030             64%                 19%           14%              3%
LifePath 2040             77%                 21%            2%              0%

* The percentage of the Funds' assets that are invested in money market instruments is net of the Funds' other assets and liabilities.

Lifepath(R) Funds
Managers' Discussion & Analysis (Continued)

All five LifePath Funds underperformed their respective customized benchmarks for the fiscal year ended February 29, 2000. The bulk of the underperformance came in February, when small company stocks, as measured by Nasdaq, posted a staggering 19.2% return. At that time, the strategic asset allocation model for the LifePath Funds had a smaller portion of the Funds' assets allocated to small company stocks than their respective benchmarks did. Although the degree of underweighting was not severe, the enormous return to these small stocks in February made even slight allocation differences noticeable. As would be expected, the greater the benchmark allocation to small company stocks, the more pronounced the underperformance was. Hence, the LifePath Funds with longer time horizons that have a higher allocation to small company stocks, suffered a greater disparity of performance compared to their benchmarks than did the Funds with shorter time horizons.

Conversely, the strategic underweightings in the bond market added value. Rising interest rates during the year meant falling bond prices. These losses were mitigated by an underweighted position in bonds relative to the Funds' benchmarks. Due to their greater benchmark allocation to bonds, the LifePath Funds with shorter time horizons benefited more from the underweighting than the Funds with longer horizons. However, the tactical component of the Funds with longer time horizons was used successfully to help respond to the shift in the interest-rate environment. The negative impact of rising interest rates is more pronounced in longer-duration bonds, which are held in the Funds with longer horizons. Through tactical shifts to lower-duration bonds, the Funds' exposure to the risk of rising interest rates was reduced.

Although the slight underweighting in smaller company stocks hurt the Funds in February, over the course of the entire year the Funds benefited from participation in strong equity markets both domestically and abroad. The overweighted position in international stocks was rewarded, as international markets outperformed the U.S. market for the first time since 1993.

On February 29, 2000, assets in the LifePath Funds were allocated as follows:

                         U.S.        International         U.S.           Money
Fund                   Equity               Equity        Bonds         Market*
----                   ------        -------------        -----         -------
LifePath Income           15%                   6%          65%             14%
LifePath 2010             34%                  11%          49%              6%
LifePath 2020             52%                  15%          29%              4%
LifePath 2030             63%                  20%          15%              2%
LifePath 2040             78%                  21%           1%              0%

* The percentage of the Funds' assets that are invested in money market instruments is net of the Funds' other assets and liabilities.

Looking ahead, the LifePath Funds' strategic and tactical models will allow each Fund to respond effectively to changing market conditions while still remaining focused on its long-term goals.

--------------------------------------------------------------------------------

                           LifePath(R) Income Fund
                         Growth of $10,000 Investment

                             Lipper        S&P 500     LifePath(R)
                     Balanced Index          Index     Income Fund
                            $10,000        $10,000         $10,000
  Mar-94                    $ 9,637        $ 9,564         $ 9,855
  Jun-94                    $ 9,564        $ 9,604         $ 9,765
  Sep-94                    $ 9,844        $10,074         $ 9,878
  Dec-94                    $ 9,737        $10,072         $ 9,825
  Mar-95                    $10,325        $11,053         $10,330
  Jun-95                    $11,048        $12,108         $10,881
  Sep-95                    $11,641        $13,071         $11,180
  Dec-95                    $12,161        $13,858         $11,533
  Mar-96                    $12,434        $14,602         $11,565
  Jun-96                    $12,686        $15,258         $11,674
  Sep-96                    $13,018        $15,729         $11,891
  Dec-96                    $13,743        $17,041         $12,263
  Mar-97                    $13,804        $17,498         $12,246
  Jun-97                    $15,282        $20,553         $12,925
  Sep-97                    $16,263        $22,092         $13,375
  Dec-97                    $16,499        $22,726         $13,577
  Mar-98                    $17,804        $25,894         $14,120
  Jun-98                    $18,075        $26,749         $14,330
  Sep-98                    $17,028        $24,092         $14,325
  Dec-98                    $18,987        $29,219         $15,001
  Mar-99                    $19,292        $30,674         $15,052
  Jun-99                    $20,159        $32,837         $15,222
  Sep-99                    $19,324        $30,788         $15,164
  Dec-99                    $20,692        $35,366         $15,730
  Feb-00                    $21,309        $32,954         $15,577

              Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Lifepath(R) Funds
Managers' Discussion & Analysis (Continued)

--------------------------------------------------------------------------------

                        LifePath(R) 2010 Income Fund
                         Growth of $10,000 Investment

                             Lipper       S&P 500        LIFEPATH(R)
                     Balanced Index         Index          2010 Fund
                            $10,000       $10,000            $10,000
  Mar-94                    $ 9,637       $ 9,564            $ 9,838
  Jun-94                    $ 9,564       $ 9,604            $ 9,760
  Sep-94                    $ 9,844       $10,074            $ 9,900
  Dec-94                    $ 9,737       $10,072            $ 9,847
  Mar-95                    $10,325       $11,053            $10,520
  Jun-95                    $11,048       $12,108            $11,257
  Sep-95                    $11,641       $13,071            $11,738
  Dec-95                    $12,161       $13,858            $12,209
  Mar-96                    $12,434       $14,602            $12,424
  Jun-96                    $12,686       $15,258            $12,668
  Sep-96                    $13,018       $15,729            $12,928
  Dec-96                    $13,743       $17,041            $13,520
  Mar-97                    $13,804       $17,498            $13,602
  Jun-97                    $15,282       $20,553            $14,879
  Sep-97                    $16,263       $22,092            $15,528
  Dec-97                    $16,499       $22,726            $15,765
  Mar-98                    $17,804       $25,894            $16,910
  Jun-98                    $18,075       $26,749            $17,216
  Sep-98                    $17,028       $24,092            $16,613
  Dec-98                    $18,987       $29,219            $18,294
  Mar-99                    $19,292       $30,674            $18,534
  Jun-99                    $20,159       $32,837            $19,021
  Sep-99                    $19,324       $30,788            $18,696
  Dec-99                    $20,692       $35,366            $20,029
  Feb-00                    $21,309       $32,954            $19,593

              Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

                        LifePath(R) 2020 Income Fund
                         Growth of $10,000 Investment

                             Lipper       S&P 500       LIFEPATH(R)
                     Balanced Index         Index         2010 Fund
                            $10,000       $10,000           $10,000
  Mar-94                    $ 9,637       $ 9,564           $ 9,810
  Jun-94                    $ 9,564       $ 9,604           $ 9,752
  Sep-94                    $ 9,844       $10,074           $ 9,916
  Dec-94                    $ 9,737       $10,072           $ 9,874
  Mar-95                    $10,325       $11,053           $10,636
  Jun-95                    $11,048       $12,108           $11,472
  Sep-95                    $11,641       $13,071           $12,057
  Dec-95                    $12,161       $13,858           $12,590
  Mar-96                    $12,434       $14,602           $12,909
  Jun-96                    $12,686       $15,258           $13,234
  Sep-96                    $13,018       $15,729           $13,521
  Dec-96                    $13,743       $17,041           $14,298
  Mar-97                    $13,804       $17,498           $14,408
  Jun-97                    $15,282       $20,553           $16,167
  Sep-97                    $16,263       $22,092           $17,056
  Dec-97                    $16,499       $22,726           $17,331
  Mar-98                    $17,804       $25,894           $19,054
  Jun-98                    $18,075       $26,749           $19,442
  Sep-98                    $17,028       $24,092           $18,140
  Dec-98                    $18,987       $29,219           $20,790
  Mar-99                    $19,292       $30,674           $21,208
  Jun-99                    $20,159       $32,837           $22,124
  Sep-99                    $19,324       $30,788           $21,427
  Dec-99                    $20,692       $35,366           $23,728
  Feb-00                    $21,309       $32,954           $22,907

              Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Lifepath(R) Funds
Managers' Discussion & Analysis (Continued)

--------------------------------------------------------------------------------

                        LifePath(R) 2030 Income Fund
                         Growth of $10,000 Investment

                             Lipper       S&P 500        LIFEPATH(R)
                     Balanced Index         Index          2010 Fund
                            $10,000       $10,000            $10,000
  Mar-94                    $ 9,637       $ 9,564            $ 9,711
  Jun-94                    $ 9,564       $ 9,604            $ 9,610
  Sep-94                    $ 9,844       $10,074            $ 9,878
  Dec-94                    $ 9,737       $10,072            $ 9,857
  Mar-95                    $10,325       $11,053            $10,682
  Jun-95                    $11,048       $12,108            $11,637
  Sep-95                    $11,641       $13,071            $12,300
  Dec-95                    $12,161       $13,858            $12,928
  Mar-96                    $12,434       $14,602            $13,305
  Jun-96                    $12,686       $15,258            $13,710
  Sep-96                    $13,018       $15,729            $14,025
  Dec-96                    $13,743       $17,041            $14,946
  Mar-97                    $13,804       $17,498            $15,080
  Jun-97                    $15,282       $20,553            $17,220
  Sep-97                    $16,263       $22,092            $18,284
  Dec-97                    $16,499       $22,726            $18,608
  Mar-98                    $17,804       $25,894            $20,793
  Jun-98                    $18,075       $26,749            $21,298
  Sep-98                    $17,028       $24,092            $19,349
  Dec-98                    $18,987       $29,219            $22,836
  Mar-99                    $19,292       $30,674            $23,352
  Jun-99                    $20,159       $32,837            $24,555
  Sep-99                    $19,324       $30,788            $23,535
  Dec-99                    $20,692       $35,366            $26,675
  Feb-00                    $21,309       $32,954            $25,584

              Past performance is no guarantee of future results.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                        LifePath(R) 2040 Income Fund
                         Growth of $10,000 Investment

                             Lipper       S&P 500        LIFEPATH(R)
                     Balanced Index         Index          2010 Fund
                            $10,000       $10,000            $10,000
  Mar-94                    $ 9,637       $ 9,564            $ 9,652
  Jun-94                    $ 9,564       $ 9,604            $ 9,621
  Sep-94                    $ 9,844       $10,074            $ 9,977
  Dec-94                    $ 9,737       $10,072            $ 9,955
  Mar-95                    $10,325       $11,053            $10,829
  Jun-95                    $11,048       $12,108            $11,799
  Sep-95                    $11,641       $13,071            $12,564
  Dec-95                    $12,161       $13,858            $13,194
  Mar-96                    $12,434       $14,602            $13,739
  Jun-96                    $12,686       $15,258            $14,287
  Sep-96                    $13,018       $15,729            $14,640
  Dec-96                    $13,743       $17,041            $15,655
  Mar-97                    $13,804       $17,498            $15,892
  Jun-97                    $15,282       $20,553            $18,472
  Sep-97                    $16,263       $22,092            $19,645
  Dec-97                    $16,499       $22,726            $19,859
  Mar-98                    $17,804       $25,894            $22,625
  Jun-98                    $18,075       $26,749            $23,180
  Sep-98                    $17,028       $24,092            $20,489
  Dec-98                    $18,987       $29,219            $24,939
  Mar-99                    $19,292       $30,674            $25,764
  Jun-99                    $20,159       $32,837            $27,390
  Sep-99                    $19,324       $30,788            $26,015
  Dec-99                    $20,692       $35,366            $30,268
  Feb-00                    $21,309       $32,954            $28,815

              Past performance is no guarantee of future results.
--------------------------------------------------------------------------------

The LifePath Funds do not have their own investment advisor. They are organized as "feeder" funds in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolios, the feeder funds, which are offered to the public, hold interests in the net assets of the Master Portfolios. It is the Master Portfolios that actually invest in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolios.

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 29, 2000

                                                                    LifePath     LifePath      LifePath     LifePath      LifePath
                                                                      Income         2010          2020         2030          2040
                                                                        Fund         Fund          Fund         Fund          Fund
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
  In corresponding Master Portfolio, at market value (Note 1)    $28,806,364  $88,545,557  $142,994,832  $83,931,365  $122,523,435
Receivables:
  Capital shares sold                                                 28,274      206,048       229,395      211,723       270,824
                                                                 -----------  -----------  ------------  -----------  ------------
Total Assets                                                      28,834,638   88,751,605   143,224,227   84,143,088   122,794,259
                                                                 -----------  -----------  ------------  -----------  ------------
LIABILITIES
Payables:
  Capital shares redeemed                                             58,080       18,033       137,997      106,880        85,941
  Due to BGI and Stephens (Note 2)                                     4,130       18,916        34,342       19,925        24,922
                                                                 -----------  -----------  ------------  -----------  ------------
Total Liabilities                                                     62,210       36,949       172,339      126,805       110,863
                                                                 -----------  -----------  ------------  -----------  ------------
TOTAL NET ASSETS                                                 $28,772,428  $88,714,656  $143,051,888  $84,016,283  $122,683,396
                                                                 ===========  ===========  ============  ===========  ============

Net assets consist of:
  Paid-in capital                                                $26,192,351  $72,961,274  $108,717,586  $57,076,767  $ 79,308,424
  Undistributed net investment income                                174,267      402,099       397,391      154,776        44,678
  Undistributed net realized gain on investments                     357,745    1,931,053     2,893,175    1,322,987     2,325,137
  Net unrealized appreciation of investments                       2,048,065   13,420,230    31,043,736   25,461,753    41,005,157
                                                                 -----------  -----------  ------------  -----------  ------------
TOTAL NET ASSETS                                                 $28,772,428  $88,714,656  $143,051,888  $84,016,283  $122,683,396
                                                                 ===========  ===========  ============  ===========  ============
Shares outstanding                                                 2,572,764    6,577,004     8,843,044    4,708,215     5,943,714
                                                                 ===========  ===========  ============  ===========  ============
Net asset value and offering price per share                     $     11.18  $     13.49  $      16.18  $     17.84  $      20.64
                                                                 ===========  ===========  ============  ===========  ============

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For The Year Ended February 29, 2000

                                                                   LifePath      LifePath     LifePath      LifePath     LifePath
                                                                     Income          2010         2020          2030         2040
                                                                       Fund          Fund         Fund          Fund         Fund
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM
  CORRESPONDING MASTER PORTFOLIO
  Dividends                                                      $  116,761   $   687,238  $ 1,459,574   $ 1,122,697  $ 1,801,035
  Interest                                                        1,672,884     3,350,652    2,959,875     1,098,188      338,524
  Expenses                                                         (215,535)     (591,209)    (859,105)     (530,616)    (744,682)
                                                                 ----------   -----------  -----------   -----------  -----------
Net investment income allocated from corresponding Master
  Portfolio                                                       1,574,110     3,446,681    3,560,344     1,690,269    1,394,877
                                                                 ----------   -----------  -----------   -----------  -----------
FUND EXPENSES (Note 2)
  Administration fees                                               156,853       429,967      624,390       385,776      541,602
                                                                 ----------   -----------  -----------   -----------  -----------
Total fund expenses                                                 156,853       429,967      624,390       385,776      541,602
                                                                 ----------   -----------  -----------   -----------  -----------
Net investment income                                             1,417,257     3,016,714    2,935,954     1,304,493      853,275
                                                                 ----------   -----------  -----------   -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  ALLOCATED FROM CORRESPONDING MASTER PORTFOLIOS
  Net realized gain                                               1,040,041     8,867,461   13,744,458    11,501,739   15,170,204
  Net change in unrealized appreciation (depreciation)             (418,289)   (3,103,238)    (425,749)       52,889    6,383,494
                                                                 ----------   -----------  -----------   -----------  -----------
Net gain on investments                                             621,752     5,764,223   13,318,709    11,554,628   21,553,698
                                                                 ----------   -----------  -----------   -----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $2,039,009   $ 8,780,937  $16,254,663   $12,859,121  $22,406,973
                                                                 ==========   ===========  ===========   ===========  ===========

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                          Lifepath Income Fund                    Lifepath 2010 Fund
                                          ------------------------------------  ------------------------------------
                                                    For The            For The            For The            For The
                                                 Year Ended         Year Ended         Year Ended         Year Ended
                                          February 29, 2000  February 28, 1999  February 29, 2000  February 28, 1999
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN  NET ASSETS
Operations:
  Net investment income                   $       1,417,257  $       1,793,365  $       3,016,714  $       3,349,082
  Net realized gain                               1,040,041          1,698,888          8,867,461          6,309,110
  Net change in unrealized
    appreciation (depreciation)                    (418,289)          (170,505)        (3,103,238)         2,184,738
                                          -----------------  -----------------  -----------------  -----------------
Net increase in net assets
    resulting from operations                     2,039,009          3,321,748          8,780,937         11,842,930
                                          -----------------  -----------------  -----------------  -----------------
Distributions To Shareholders:
  From net investment income                     (1,522,909)        (1,809,857)        (3,211,424)        (3,245,688)
  From net realized gain on sale of
    investments                                  (1,328,081)        (1,632,961)        (9,324,181)        (5,426,869)
                                          -----------------  -----------------  -----------------  -----------------
Total distributions to shareholders              (2,850,990)        (3,442,818)       (12,535,605)        (8,672,557)
                                          -----------------  -----------------  -----------------  -----------------
Capital Share Transactions:
  Proceeds from shares sold                      18,128,856         44,372,545         36,086,596         73,827,903
  Net asset value of shares issued in
    reinvestment of dividends and
    distributions                                 2,830,229          3,420,944         12,327,882          8,568,968
  Cost of shares redeemed                       (42,656,025)       (45,122,536)       (88,742,914)       (65,205,094)
                                          -----------------  -----------------  -----------------  -----------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions                                  (21,696,940)         2,670,953        (40,328,436)        17,191,777
                                          -----------------  -----------------  -----------------  -----------------
Increase (decrease) in net assets               (22,508,921)         2,549,883        (44,083,104)        20,362,150
NET ASSETS:
Beginning of period                              51,281,349         48,731,466        132,797,760        112,435,610
                                          -----------------  -----------------  -----------------  -----------------
End of period (including undistributed
  net investment income of $174,267,
  $279,919, $402,099 and $596,809,
  respectively)                             $    28,772,428  $      51,281,349  $      88,714,656  $     132,797,760
                                          =================  =================  =================  =================

SHARES ISSUED AND REDEEMED:
  Shares sold                                     1,569,810          3,816,244          2,500,985          5,194,348
  Shares issued in reinvestment of
    dividends and distributions                     248,591            295,053            884,165            604,498
  Shares redeemed                                (3,693,183)        (3,879,872)        (6,098,192)        (4,595,128)
                                          -----------------  -----------------  -----------------  -----------------
Net increase (decrease)
  in shares outstanding                          (1,874,782)           231,425         (2,713,042)         1,203,718
                                          =================  =================  =================  =================

-------------------------------------------------------------------------------
The Accompanying Notes Are An Integral Part Of These Financial Statements.

                                                               Lifepath 2020 Fund                    Lifepath 2030 Fund
                                             ------------------------------------  ------------------------------------
                                                       For The            For The            For The            For The
                                                    Year Ended         Year Ended         Year Ended         Year Ended
                                             February 29, 2000  February 28, 1999  February 29, 2000  February 28, 1999
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                      $       2,935,954  $       2,973,568  $       1,304,493  $       1,418,631
  Net realized gain                                 13,744,458          9,614,004         11,501,739          5,933,730
  Net change in unrealized
    appreciation (depreciation)                       (425,749)         4,629,482             52,889          5,860,041
                                             -----------------  -----------------  -----------------  -----------------
Net increase in net assets resulting from
  operations                                        16,254,663         17,217,054         12,859,121         13,212,402
                                             -----------------  -----------------  -----------------  -----------------
Distributions to Shareholders:
  From net investment income                        (2,966,156)        (2,978,200)        (1,332,650)        (1,417,840)
  From net realized gain on sale of
    investments                                    (13,768,121)        (8,769,910)       (11,913,099)        (5,160,220)
                                             -----------------  -----------------  -----------------  -----------------
Total distributions to shareholders                (16,734,277)       (11,748,110)       (13,245,749)        (6,578,060)
                                             -----------------  -----------------  -----------------  -----------------
Capital Share Transactions:
  Proceeds from shares sold                         77,066,445         67,339,663         43,474,550         56,355,321
  Net asset value of shares issued in
    reinvestment of dividends and
    distributions                                   16,572,263         11,647,048         13,023,025          6,505,176
  Cost of shares redeemed                         (116,237,648)       (66,522,416)       (88,824,017)       (48,074,692)
                                             -----------------  -----------------  -----------------  -----------------
Net increase (decrease) in net assets
  resulting from capital share transactions        (22,598,940)        12,464,295        (32,326,442)        14,785,805
                                             -----------------  -----------------  -----------------  -----------------
Increase (decrease) in net assets                  (23,078,554)        17,933,239        (32,713,070)        21,420,147
NET ASSETS:
Beginning of period                                166,130,442        148,197,203        116,729,353         95,309,206
                                             -----------------  -----------------  -----------------  -----------------
End of period (including undistributed net
  investment income of $397,391, $427,593,
  $154,776 and $182,933, respectively)       $     143,051,888  $     166,130,442  $      84,016,283  $     116,729,353
                                             =================  =================  =================  =================

SHARES ISSUED AND REDEEMED:
  Shares sold                                        4,491,153          4,154,258          2,250,153          3,124,879
  Shares issued in reinvestment of dividends
    and distributions                                  992,496            724,566            702,544            362,006
  Shares redeemed                                   (6,784,413)        (4,159,232)        (4,529,959)        (2,682,069)
                                             -----------------  -----------------  -----------------  -----------------
Net increase (decrease) in shares
  outstanding                                       (1,300,764)           719,592         (1,577,262)           804,816
                                             =================  =================  =================  =================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                                                         Lifepath 2040 Fund
                                                       ------------------------------------
                                                                 For The            For The
                                                              Year Ended         Year Ended
                                                       February 29, 2000  February 28, 1999
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                $         853,275  $       1,043,692
  Net realized gain                                           15,170,204          8,891,692
  Net change in unrealized appreciation
    (depreciation)                                             6,383,494          9,602,658
                                                       -----------------  -----------------
Net increase in net assets resulting from operations          22,406,973         19,538,042
                                                       -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                    (907,383)        (1,057,777)
  From net realized gain on sale of investments              (14,179,491)        (8,814,742)
                                                       -----------------  -----------------
Total distributions to shareholders                          (15,086,874)        (9,872,519)
                                                       -----------------  -----------------
Capital share transactions:
  Proceeds from shares sold                                   73,118,185        112,055,069
  Net asset value of shares issued in reinvestment of
    dividends and distributions                               14,691,577          9,691,788
  Cost of shares redeemed                                   (136,329,901)       (94,130,285)
                                                       -----------------  -----------------
Net increase (decrease) in net assets resulting
  from capital share transactions                            (48,520,139)        27,616,572
                                                       -----------------  -----------------
Increase (decrease) in net assets                            (41,200,040)        37,282,095
NET ASSETS:
Beginning of period                                          163,883,436        126,601,341
                                                       -----------------  -----------------
End of period (including undistributed net
  investment income of $44,678 and $98,786,
  respectively)                                        $     122,683,396  $     163,883,436
                                                       =================  =================

SHARES ISSUED AND REDEEMED:
  Shares sold                                                  3,388,984          5,707,846
  Shares issued in reinvestment of dividends and
    distributions                                                685,875            498,483
  Shares redeemed                                             (6,224,636)        (4,856,678)
                                                       -----------------  -----------------
Net increase (decrease) in shares outstanding                 (2,149,777)         1,349,651
                                                       =================  =================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
For A Share Outstanding Throughout Each Period Is As Follows:

                                                                                                 Lifepath Income Fund
                                                       --------------------------------------------------------------
                                                                                                          Period From
                                                                                                        Mar. 26, 1996
                                                                                                        (Commencement
                                                          Year Ended     Year Ended     Year Ended  of Operations) to
                                                       Feb. 29, 2000  Feb. 28, 1999  Feb. 28, 1998      Feb. 28, 1997
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $       11.53  $       11.56  $       10.97    $       10.55
                                                       -------------  -------------  -------------    -------------
Income from investment operations:
  Net investment income                                         0.43           0.42           0.46             0.39
  Net realized and unrealized gain on investments               0.12           0.34           0.85             0.35
                                                       -------------  -------------  -------------    -------------
Total from investment operations                                0.55           0.76           1.31             0.74
                                                       -------------  -------------  -------------    -------------
Less Distributions:
  From net investment income                                   (0.43)         (0.42)         (0.46)           (0.32)
  From net realized gain                                       (0.47)         (0.37)         (0.26)              --
                                                       -------------  -------------  -------------    -------------
Total distributions                                            (0.90)         (0.79)         (0.72)           (0.32)
                                                       -------------  -------------  -------------    -------------
Net asset value, end of period                         $       11.18  $       11.53  $       11.56    $       10.97
                                                       =============  =============  =============    =============
Total return                                                    4.82%          6.70%         12.32%            7.00%
                                                       =============  =============  =============    =============
Supplemental data:
  Net assets, end of period (000s)                     $      28,772  $      51,281  $      48,731    $      46,578
  Portfolio turnover rate+                                        55%            66%            39%             108%
Ratios to average net assets:++
  Ratio of expenses to average net assets                       0.95%          0.95%          0.95%            0.95%
  Ratio of net investment income to average net assets          3.63%          3.55%          4.06%            4.21%
-------------------------------------------------------------------------------------------------------------------

                                                                                                    Lifepath 2010 Fund
                                                       --------------------------------------------------------------
                                                                                                          Period From
                                                                                                        Mar. 26, 1996
                                                                                                        (Commencement
                                                          Year Ended     Year Ended     Year Ended  of Operations) to
                                                       Feb. 29, 2000  Feb. 28, 1999  Feb. 28, 1998      Feb. 28, 1997
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $       14.29  $       13.90  $       12.46    $       11.44
                                                       -------------  -------------  -------------    -------------
Income from investment operations:
  Net investment income                                         0.42           0.38           0.40             0.33
  Net realized and unrealized gain on investments               0.71           1.01           1.87             0.96
                                                       -------------  -------------  -------------    -------------
Total from investment operations                                1.13           1.39           2.27             1.29
                                                       -------------  -------------  -------------    -------------
Less distributions:
  From net investment income                                   (0.42)         (0.38)         (0.40)           (0.27)
  From net realized gain                                       (1.51)         (0.62)         (0.43)              --
                                                       -------------  -------------  -------------    -------------
Total distributions                                            (1.93)         (1.00)         (0.83)           (0.27)
                                                       -------------  -------------  -------------    -------------
Net asset value, end of period                         $       13.49  $       14.29  $       13.90    $       12.46
                                                       =============  =============  =============    =============
Total return                                                    7.92%         10.19%         18.73%           11.98%
                                                       =============  =============  =============    =============
Supplemental data:
  Net assets, end of period (000s)                     $      88,715  $     132,798  $     112,436    $      87,204
  Portfolio turnover rate+                                        49%            38%            46%              73%
Ratios to average net assets:++
  Ratio of expenses to average net assets                       0.95%          0.95%          0.95%            0.95%
  Ratio of net investment income to average net assets          2.80%          2.73%          3.09%            3.26%

--------------------------------------------------------------------------------

  + Represents the Portfolio turnover rate of each Fund's corresponding Master Portfolio.
 ++ Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

For a share outstanding throughout each period is as follows:

                                                                                             LifePath 2020 Fund
                                              -----------------------------------------------------------------
                                                                                                    Period From
                                                                                                  Mar. 26, 1996
                                                                                                  (Commencement
                                                   Year Ended     Year Ended     Year Ended   of Operations) to
                                                Feb. 29, 2000  Feb. 28, 1999  Feb. 28, 1998       Feb. 28, 1997
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $       16.38  $       15.73  $       13.40       $       11.97
                                                -------------  -------------  -------------       -------------
Income from investment operations:
  Net investment income                                  0.32           0.31           0.33                0.29
  Net realized and unrealized gain on
    investments                                          1.47           1.58           2.84                1.40
                                                -------------  -------------  -------------       -------------
Total from investment operations                         1.79           1.89           3.17                1.69
                                                -------------  -------------  -------------       -------------
Less distributions:
  From net investment income                            (0.32)         (0.31)         (0.33)              (0.24)
  From net realized gain                                (1.67)         (0.93)         (0.51)              (0.02)
                                                -------------  -------------  -------------       -------------
Total distributions                                     (1.99)         (1.24)         (0.84)              (0.26)
                                                -------------  -------------  -------------       -------------
Net asset value, end of period                  $       16.18  $       16.38  $       15.73       $       13.40
                                                =============  =============  =============       =============
Total return                                            10.84%         12.42%         24.25%              15.06%
                                                =============  =============  =============       =============
Supplemental data:
  Net assets, end of period (000s)              $     143,052  $     166,130  $     148,197       $     105,414
  Portfolio turnover rate+                                 43%            36%            41%                 61%
Ratios to average net
  assets:++
  Ratio of expenses to average
    net assets                                           0.95%          0.95%          0.95%               0.95%
  Ratio of net investment
    income to average net
    assets                                               1.87%          1.91%          2.28%               2.57%
---------------------------------------------------------------------------------------------------------------

                                                                                             LifePath 2030 Fund
                                                 --------------------------------------------------------------
                                                                                                    Period From
                                                                                                  Mar. 26, 1996
                                                                                                  (Commencement
                                                    Year Ended     Year Ended     Year Ended  of Operations) to
                                                 Feb. 29, 2000  Feb. 28, 1999  Feb. 28, 1998      Feb. 28, 1997
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                         $      18.57  $       17.39   $      14.17       $       12.39
                                                -------------  -------------   ------------       -------------
Income from investment
  operations:
  Net investment income                                  0.26           0.24           0.26                0.23
  Net realized and unrealized
    gain on investments                                  2.22           2.06           3.65                1.79
                                                -------------  -------------   ------------       -------------
Total from investment
  operations                                             2.48           2.30           3.91                2.02
                                                -------------  -------------   ------------       -------------
Less distributions:
  From net investment income                            (0.26)         (0.24)         (0.26)              (0.20)
  From net realized gain                                (2.95)         (0.88)         (0.43)              (0.04)
                                                -------------   ------------   ------------       -------------
Total distributions                                     (3.21)         (1.12)         (0.69)              (0.24)
                                                -------------   ------------   ------------       -------------
Net asset value, end of period                  $       17.84   $      18.57   $      17.39       $       14.17
                                                =============   ============   ============       =============
Total return                                            13.04%         13.55%         28.22%              17.37%
                                                =============   ============   ============       =============
Supplemental data:
  Net assets, end of period
    (000s)                                      $      84,016   $    116,729   $     95,309       $      58,575
  Portfolio turnover rate+                                 26%            19%            27%                 42%
Ratios to average net
  assets:++
  Ratio of expenses to average
    net assets                                           0.95%          0.95%          0.95%               0.95%
  Ratio of net investment
    income to average net
    assets                                               1.32%          1.35%          1.72%               2.05%
---------------------------------------------------------------------------------------------------------------

  + Represents the Portfolio turnover rate of each Fund's corresponding Master Portfolio.
 ++ Annualized for periods of less than one year. These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

For a share outstanding throughout each period is as follows:

                                                                             LifePath 2040 Fund
                              -----------------------------------------------------------------
                                                                                    Period From
                                                                                  Mar. 26, 1996
                                                                                  (Commencement
                                   Year Ended     Year Ended     Year Ended   of Operations) To
                                Feb. 29, 2000  Feb. 28, 1999  Feb. 28, 1998       Feb. 28, 1997
-----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $       20.25  $       18.77  $       15.21       $       12.91
                                -------------  -------------  -------------       -------------
Income from investment
  operations:
  Net investment income                  0.13           0.14           0.18                0.18
  Net realized and unrealized
    gain on investments                  3.18           2.67           4.41                2.27
                                -------------  -------------  -------------       -------------
Total from investment
  operations                             3.31           2.81           4.59                2.45
                                -------------  -------------  -------------       -------------
Less distributions:
  From net investment income            (0.13)         (0.14)         (0.19)              (0.15)
  From net realized gain                (2.79)         (1.19)         (0.84)                 --
                                -------------  -------------  -------------       -------------
Total distributions                     (2.92)         (1.33)         (1.03)              (0.15)
                                -------------  -------------  -------------       -------------
Net asset value, end of period  $       20.64  $       20.25  $       18.77       $       15.21
                                =============  =============  =============       =============
Total return                            16.01%         15.35%         30.95%              20.47%
                                =============  =============  =============       =============
Supplemental data:
  Net assets, end of period
    (000s)                      $     122,683  $     163,883  $     126,601       $      69,476
  Portfolio turnover rate+                 29%            19%            34%                 48%
Ratios to average net
  assets:++
  Ratio of expenses to average
    net assets                           0.95%          0.95%          0.95%               0.95%
  Ratio of net investment
    income to average net
    assets                               0.59%          0.72%          1.04%               1.46%
-----------------------------------------------------------------------------------------------

  + Represents the Portfolio turnover rate of each Fund's corresponding Master Portfolio.
 ++ Annualized for periods of less than one year. These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    Barclays Global Investors Funds, Inc. (formerly MasterWorks Funds Inc.) (the "Company"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Company was established as a Maryland corporation on October 15, 1992, commenced operations on July 2, 1993, and currently issues the following funds: Asset Allocation, Bond Index, Institutional Money Market, LifePath Income (formerly
LifePath 2000), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market and S&P 500 Stock Funds.

    These financial statements relate to the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (each, a "Fund", collectively, the "Funds").

    The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    INVESTMENT POLICY AND SECURITY VALUATION

    Each Fund invests all of its assets in a separate series (each a "Master Portfolio") of Master Investment Portfolio. Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (30.63%, 38.63%, 36.34%, 30.83% and 22.70% for the LifePath Income, LifePath 2010,
LifePath 2020, LifePath 2030 and LifePath 2040 Funds, respectively, as of February 29, 2000).

    The method by which the Master Investment Portfolio values its securities is discussed in Note 1 of the Master Investment Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Each Fund records daily, its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio.

    The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Portfolios of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

    DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.

    Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

    FEDERAL INCOME TAXES

    Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at February 29, 2000.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Investors Bank & Trust Company ("IBT") serves as the Custodian and Sub-Administrator of the Funds. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of the Funds. IBT also serves as the transfer agent and dividend disbursement agent for the Funds.

    Stephens Inc. ("Stephens"), is the Funds' distributor. Stephens does not receive a fee for providing distribution services to the Funds.

    The Company has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Funds, such as managing and coordinating third-party service relationships. This fee is an "all-in" or "semi-unified" fee and BGI and Stephens, in consideration thereof, have agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

    Under these arrangements, BGI and Stephens are entitled to receive for these administration services a combined fee (expressed as a percentage of average daily net assets) of 0.40% from each Fund.

    Certain officers and directors of the Company are also officers of Stephens. As of February 29, 2000, these officers of Stephens collectively owned less than 1% of the outstanding shares of each Fund.

3.  CAPITAL SHARE TRANSACTIONS

    As of February 29, 2000, there were 21.3 billion shares of $.001 par value capital stock authorized by the Company. As of February 29, 2000, each Fund was authorized to issue 100 million shares of $.001 par value capital stock. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Barclays Global Investors Funds, Inc.:

    We have audited the accompanying statements of assets and liabilities of LifePath Income Fund (formerly LifePath 2000 Fund), LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund (five of the funds comprising Barclays Global Investors Funds, Inc. (formerly MasterWorks Funds, Inc.)), as of February 29, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Barclays Global Investors Funds, Inc. as of February 29, 2000, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above in conformity with generally accepted accounting principles.

                                                                    /s/ KPMG LLP

San Francisco, California
April 7, 2000

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments

                                  LIFEPATH INCOME            LIFEPATH 2010
                           ----------------------  -----------------------
                               SHARES       VALUE      SHARES        VALUE
--------------------------------------------------------------------------
COMMON STOCKS
PERCENT OF NET ASSETS                       21.04%                   44.20%
U.S. COMMON STOCKS
PERCENT OF NET ASSETS                       14.60%                   33.69%

ADVERTISING
PERCENT OF NET ASSETS                        0.03%                    0.06%
APAC Customer Services
  Inc.+                           100  $      793         176  $     1,391
Golden Books Family
  Entertainment Inc.                1           1           0           --
Harte-Hanks Inc.                  100       2,181         328        7,154
Interpublic Group of
  Companies Inc.                   66       2,652       1,298       52,163
Lamar Advertising Co.+              0          --           0           --
Omnicom Group Inc.                211      19,874         615       57,925
R.H. Donnelley Corp.+              36         607         252        4,253
Snyder Communications
  Inc.+                             0          --         252        6,111
TMP Worldwide Inc.+                 0          --           0           --
Ventiv Health Inc.+                 0          --         150        1,200
Young & Rubicam Inc.              100       5,050          64        3,232
                                       ----------              -----------
                                           31,158                  133,429
                                       ----------              -----------
AEROSPACE / DEFENSE
PERCENT OF NET ASSETS                        0.13%                    0.36%
Boeing Co.                        692      25,517       6,477      238,839
Cordant Technologies Inc.         232       7,511         240        7,770
Gencorp Inc.                        0          --           0           --
General Dynamics Corp.            206       8,909       1,337       57,825
Goodrich (B.F.) Co.                82       1,963         735       17,594
Honeywell International
  Inc.                            679      32,677       4,895      235,572
Howmet International
  Inc.+                             0          --          76        1,392
Litton Industries Inc.+           201       6,017         143        4,281
Lockheed Martin Corp.             110       1,918       2,443       42,600
Northrop Grumman Corp.            129       5,861         429       19,493
Primex Technologies Inc.           94       1,974          98        2,058
Raytheon Co. "B"                  174       3,219       2,028       37,518
Sequa Corp. "A"+                  110       4,077           0           --
Teledyne Technologies
  Inc.+                             0          --         179        1,555
United Technologies Corp.         448      22,820       2,899      147,668
                                       ----------              -----------
                                          122,463                  814,165
                                       ----------              -----------
AGRICULTURE
PERCENT OF NET ASSETS                        0.00%                    0.00%
Delta & Pine Land Co.               0          --         240        4,305
                                       ----------              -----------

AIRLINES
PERCENT OF NET ASSETS                        0.05%                    0.09%
Airtran Holdings Inc.+            300       1,228         176          721
AMR Corp.+                        134       7,085       1,067       56,418
Continental Airlines Inc.
  "B"+                            300       9,487         328       10,373
Delta Air Lines Inc.              142       6,479         953       43,481
Northwest Airlines Corp.
  "A"+                            100       1,725         516        8,901
Southwest Airlines Co.            163       3,005       3,037       55,995
UAL Corp.+                        300      14,625         504       24,570
US Airways Group Inc.+             13         243         418        7,811
                                       ----------              -----------
                                           43,877                  208,270
                                       ----------              -----------
APPAREL
PERCENT OF NET ASSETS                        0.03%                    0.06%
Burlington Industries
  Inc.+                           729       2,050         419        1,178
Fruit of the Loom Ltd.
  "A"+                            187         280         570          855
Hartmarx Corp.+                    81         258         202          644
Jones Apparel Group Inc.+         300       6,787       1,000       22,625
Liz Claiborne Inc.                 81       3,032         455       17,034
Nike Inc. "B"                     193       5,488       1,886       53,633
Oshkosh B'gosh Inc. "A"            52         988          86        1,634

                                                                 Lifepath 2020            Lifepath 2030            Lifepath 2040
                                                       -----------------------  -----------------------  -----------------------
                                                           Shares        Value      Shares        Value      Shares        Value
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Percent of Net Assets                                                    67.34%                   82.62%                   98.73%

U.S. COMMON STOCKS
Percent of Net Assets                                                    52.10%                   63.00%                   77.80%

ADVERTISING
Percent of Net Assets                                                     0.12%                    0.14%                    0.19%

APAC Customer Services Inc.+                                  451  $     3,574         457  $     3,620         630  $     4,995
Golden Books Family Entertainment Inc.                          2            2           1            1           0           --
Harte-Hanks Inc.                                              852       18,584         782       17,057       2,520       54,967
Interpublic Group of Companies Inc.                         3,690      148,292       2,936      117,991       8,200      329,538
Lamar Advertising Co.+                                        100        4,356         100        4,356         200        8,712
Omnicom Group Inc.                                          2,415      227,463       1,945      183,195       5,256      495,049
R.H. Donnelley Corp.+                                         550        9,281         489        8,252       1,320       22,275
Snyder Communications Inc.+                                   514       12,464         525       12,731       1,313       31,840
TMP Worldwide Inc.+                                           100       13,594         100       13,594         100       13,594
Ventiv Health Inc.+                                           170        1,360         141        1,128         371        2,968
Young & Rubicam Inc.                                          738       37,269         246       12,423       1,483       74,891
                                                                   -----------              -----------              -----------
                                                                       476,239                  374,348                1,038,829
                                                                   -----------              -----------              -----------
AEROSPACE / DEFENSE
Percent of Net Assets                                                     0.56%                    0.68%                    0.76%

Boeing Co.                                                 16,828      620,533      14,272      526,280      30,395    1,120,816
Cordant Technologies Inc.                                     768       24,864         621       20,105       1,866       60,412
Gencorp Inc.                                                  425        3,320           0           --           0           --
General Dynamics Corp.                                      3,314      143,330       2,696      116,602       6,137      265,425
Goodrich (B.F.) Co.                                         1,884       45,098       1,409       33,728       3,479       83,279
Honeywell International Inc.                               13,509      650,121      11,265      542,128      25,215    1,213,472
Howmet International Inc.+                                    251        4,596          68        1,245         695       12,727
Litton Industries Inc.+                                       521       15,597         696       20,836       1,736       51,971
Lockheed Martin Corp.                                       6,530      113,867       5,486       95,662      12,034      209,843
Northrop Grumman Corp.                                      1,123       51,026         849       38,576       2,008       91,239
Primex Technologies Inc.                                      188        3,948         152        3,192         222        4,662
Raytheon Co. "B"                                            5,635      104,248       4,693       86,820      10,161      187,978
Sequa Corp. "A"+                                              120        4,448          91        3,373           0           --
Teledyne Technologies Inc.+                                   458        3,979         410        3,562         802        6,967
United Technologies Corp.                                   8,148      415,039       6,790      345,866      15,135      770,939
                                                                   -----------              -----------              -----------
                                                                     2,204,014                1,837,975                4,079,730
                                                                   -----------              -----------              -----------
AGRICULTURE
Percent of Net Assets                                                     0.00%                    0.00%                    0.00%

Delta & Pine Land Co.                                         100        1,794         100        1,794         188        3,372
                                                                   -----------              -----------              -----------

AIRLINES
Percent of Net Assets                                                     0.14%                    0.18%                    0.22%

Airtran Holdings Inc.+                                        450        1,842         278        1,138         719        2,943
AMR Corp.+                                                  2,909      153,813       2,422      128,063       5,639      298,162
Continental Airlines Inc. "B"+                              1,027       32,479       1,050       33,206       2,761       87,317
Delta Air Lines Inc.                                        2,526      115,249       2,085       95,128       4,715      215,122
Northwest Airlines Corp."A"+                                1,052       18,147       1,786       30,808       3,910       67,447
Southwest Airlines Co.                                      8,396      154,801       6,950      128,141      16,606      306,173
UAL Corp.+                                                  1,152       56,160         871       42,461       3,191      155,561
US Airways Group Inc.+                                      1,148       21,453         955       17,847       2,302       43,019
                                                                   -----------              -----------              -----------
                                                                       553,944                  476,792                1,175,744
                                                                   -----------              -----------              -----------
APPAREL
Percent of Net Assets                                                     0.09%                    0.11%                    0.11%

Burlington Industries Inc.+                                 1,096        3,082         769        2,163       1,880        5,288
Fruit of the Loom Ltd. "A"+                                 1,347        2,020         936        1,404       2,118        3,177
Hartmarx Corp.+                                               441        1,406         416        1,326         646        2,059
Jones Apparel Group Inc.+                                   1,984       44,888       1,964       44,435       4,263       96,450
Liz Claiborne Inc.                                            859       32,159         789       29,538       1,858       69,559
Nike Inc. "B"                                               4,884      138,889       4,076      115,911       8,387      238,505
Oshkosh B'gosh Inc. "A"                                       400        7,600         152        2,888         392        7,448

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments (Continued)

                                                         Lifepath Income            Lifepath 2010
                                                  ----------------------  -----------------------
                                                      Shares       Value      Shares        Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

APPAREL (Continued)

Phillips-Van Heusen Corporation                            0  $       --           0  $        --
Reebok International Ltd.+                                 0          --         309        2,472
Russell Corp.                                              0          --         283        3,909
Stride Rite Corp.                                         63         346         330        1,815
Unifi Inc.+                                              168       1,606         892        8,530
VF Corp.                                                 120       2,963         756       18,664
Warnaco Group Inc. "A"                                   100       1,087         892        9,700
                                                              ----------              -----------
                                                                  24,885                  142,693
                                                              ----------              -----------
AUTO MANUFACTURERS
Percent of Net assets                                               0.09%                    0.31%
Ford Motor Co.                                           961      40,002       8,317      346,195
General Motors Corp. "A"                                 451      34,304       4,242      322,657
Navistar International Corp.+                            124       4,061         456       14,934
Paccar Inc.                                               93       4,005         552       23,771
                                                              ----------              -----------
                                                                  82,372                  707,557
                                                              ----------              -----------
AUTO PARTS & EQUIPMENT
Percent of Net assets                                               0.06%                    0.09%
Autoliv Inc.                                             444      12,099       1,043       28,422
Bandag Inc.                                                0          --          88        2,068
Bandag Inc. "A"                                          100       2,137          88        1,881
Breed Technologies Inc.+                                   0          --           0           --
Collins & Aikman Corp.                                     0          --           0           --
Cooper Tire & Rubber Co.                                  65         703         514        5,558
Dana Corp.                                               209       4,454       1,181       25,170
Delphi Automotive Systems                                221       3,688       2,991       49,912
Federal-Mogul Corp.                                      296       4,033         516        7,030
Goodyear Tire & Rubber Co.                               237       5,377         925       20,986
Lear Corp.+                                              200       4,225         516       10,900
Meritor Automotive Inc.                                  170       2,380       1,094       15,316
OEA Inc.+                                                  0          --           0           --
Strattec Security Corp.+                                  10         332          25          831
Superior Industries International Inc.                   322       7,688         229        5,467
Tenneco Automotive Inc.                                    0          --         233        1,718
TRW Inc.                                                 121       5,808         715       34,320
                                                              ----------              -----------
                                                                  52,924                  209,579
                                                              ----------              -----------
BANKS
Percent of Net Assets                                               0.71%                    1.81%
Amsouth Bancorp                                          495       7,177       4,029       58,420
Associated Banccorp.                                     150       3,797         538       13,618
Astoria Financial Corp.                                  330       7,858         481       11,454
BancWest Corporation                                     400       6,075         128        1,944
Bank of America Corp.                                  1,253      57,716      11,136      512,952
Bank of New York Co. Inc.                                478      15,923       4,689      156,202
Bank One Corp.                                           965      24,912       7,413      191,348
BB&T Corp.                                               200       4,700       1,749       41,101
CCB Financial Corp.                                      200       7,425         152        5,643
Centura Banks Inc.                                       200       6,750         352       11,880
Charter One Financial Inc.                               569       8,962       1,357       21,373
Chase Manhattan Corp.                                    658      52,393       5,193      413,493
City National Corp.                                      100       2,756         328        9,040
Colonial BancGroup Inc.                                  100         887         200        1,775
Comerica Inc.                                            194       7,166         872       32,210
Commerce Bancshares Inc.                                 263       7,561         606       17,423
Commercial Federal Corp.                                   0          --         804       10,402
Compass Bancshares Inc.                                  500       8,094         988       15,993
Cullen/Frost Bankers Inc.                                  0          --         504       10,836
Dime Bancorp Inc.                                        600       7,312       1,220       14,869
Fifth Third Bancorp                                      239      12,443       1,762       91,734

                                                                 Lifepath 2020            Lifepath 2030            Lifepath 2040
                                                       -----------------------  -----------------------  -----------------------
                                                           Shares        Value      Shares        Value      Shares        Value
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Banks (Continued)
Phillips-Van Heusen Corporation                               359  $     2,491         259  $     1,797           0  $        --
Reebok International Ltd.+                                    996        7,968         793        6,344       1,424       11,392
Russell Corp.                                                 537        7,417         606        8,370         726       10,028
Stride Rite Corp.                                             883        4,856         731        4,020       1,381        7,596
Unifi Inc.+                                                 1,674       16,008       1,512       14,458       3,350       32,034
VF Corp.                                                    2,069       51,078       1,686       41,623       3,741       92,356
Warnaco Group Inc. "A"                                      1,502       16,334       1,239       13,474       2,926       31,820
                                                                   -----------              -----------              -----------
                                                                       336,196                  287,751                  607,712
                                                                   -----------              -----------              -----------
AUTO MANUFACTURERS
Percent of Net Assets                                                     0.46%                    0.56%                    0.61%
Ford Motor Co.                                             21,002      874,208      17,768      739,593      38,500    1,602,563
General Motors Corp. "A"                                   10,967      834,177       9,319      708,826      20,425    1,553,577
Navistar International Corp.+                                 977       31,997         834       27,314       1,914       62,683
Paccar Inc.                                                 1,213       52,235         998       42,976       2,263       97,450
                                                                   -----------              -----------              -----------
                                                                     1,792,617                1,518,709                3,316,273
                                                                   -----------              -----------              -----------
AUTO PARTS & EQUIPMENT
Percent of Net Assets                                                     0.13%                    0.17%                    0.19%
Autoliv Inc.                                                1,901       51,802       1,515       41,284       5,697      155,243
Bandag Inc.                                                   175        4,112          89        2,091         265        6,227
Bandag Inc. "A"                                               175        3,741         179        3,826         353        7,545
Breed Technologies Inc.+                                        0           --           0           --          89           61
Collins & Aikman Corp.                                          0           --           0           --         453        2,293
Cooper Tire & Rubber Co.                                      981       10,607         998       10,791       2,047       22,133
Dana Corp.                                                  2,710       57,757       2,343       49,935       4,872      103,835
Delphi Automotive Systems                                   9,445      157,613       7,748      129,295      17,358      289,662
Federal-Mogul Corp.                                           811       11,050       1,237       16,854       2,920       39,785
Goodyear Tire & Rubber Co.                                  2,708       61,438       2,397       54,382       4,936      111,986
Lear Corp.+                                                 1,027       21,695       1,061       22,414       2,673       56,467
Meritor Automotive Inc.                                     1,868       26,152       1,914       26,796       3,930       55,020
OEA Inc.+                                                     270        1,839         299        2,037           0           --
Strattec Security Corp.+                                       63        2,095          44        1,463           0           --
Superior Industries International Inc.                        398        9,502         296        7,067         450       10,744
Tenneco Automotive Inc.                                       580        4,278         486        3,584         954        7,036
TRW Inc.                                                    2,075       99,600       1,695       81,360       3,753      180,144
                                                                   -----------              -----------              -----------
                                                                       523,281                  453,179                1,048,181
                                                                   -----------              -----------              -----------
BANKS
Percent of Net Assets                                                     2.63%                    3.27%                    3.79%
Amsouth Bancorp                                             7,113      103,138       6,545       94,902      20,130      291,885
Associated Banccorp.                                          886       22,427         837       21,187       3,480       88,087
Astoria Financial Corp.                                       881       20,979       1,244       29,623       2,847       67,794
BancWest Corporation                                          852       12,940         492        7,472       2,096       31,833
Bank of America Corp.                                      29,184    1,344,288      24,467    1,127,011      54,592    2,514,644
Bank of New York Co. Inc.                                  12,470      415,407      10,671      355,478      23,311      776,548
Bank One Corp.                                             19,896      513,566      16,497      425,829      36,387      939,240
BB&T Corp.                                                  5,774      135,689       4,667      109,674      10,619      249,546
CCB Financial Corp.                                           601       22,312         514       19,082       1,578       58,583
Centura Banks Inc.                                            338       11,407         725       24,469       1,225       41,344
Charter One Financial Inc.                                  2,771       43,643       2,444       38,493       7,764      122,283
Chase Manhattan Corp.                                      14,055    1,119,129      11,830      941,964      26,302    2,094,297
City National Corp.                                           864       23,814         782       21,554       2,131       58,736
Colonial BancGroup Inc.                                       400        3,550         300        2,662         700        6,212
Comerica Inc.                                               2,667       98,512       2,270       83,848       4,734      174,862
Commerce Bancshares Inc.                                    1,123       32,286       1,001       28,779       3,633      104,444
Commercial Federal Corp.                                      300        3,881         200        2,587         500        6,469
Compass Bancshares Inc.                                     1,956       31,663       2,411       39,028       5,715       92,512
Cullen/Frost Bankers Inc.                                     300        6,450         200        4,300         400        8,600
Dime Bancorp Inc.                                           2,291       27,922       2,836       34,564       6,583       80,230
Fifth Third Bancorp                                         5,238      272,703       4,312      224,494       9,648      502,299

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments (Continued)

                                                       Lifepath Income                     Lifepath 2010
                                                ----------------------         -------------------------
                                                Shares           Value         Shares              Value
--------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

BANKS (Continued)

First Security Corp.                               841      $   19,501          1,520        $    35,245
First Tennessee National Corp.                     616          10,626          1,378             23,770
First Union Corp.                                  601          17,729          6,093            179,745
First Virginia Banks Inc.                          238           7,497            390             12,285
Firstar Corp.                                      934          16,637          7,864            140,077
FirstMerit Corp.                                   200           2,837            804             11,407
FleetBoston Financial Corp.                        554          15,096          5,778            157,450
Fulton Financial Corp.                             100           1,650            777             12,820
Golden State Bancorp Inc.+                         100           1,287            528              6,798
Golden West Financial Corp.                        162           4,617          1,400             39,900
Greenpoint Financial Corp.                         400           6,375            880             14,025
Hibernia Corp. "A"                                 700           6,344          1,372             12,434
Huntington Bancshares Inc.                         108           2,255          1,424             29,724
IndyMac Mortgage Holdings Inc.                     200           2,537            892             11,317
KeyCorp                                            144           2,439          2,513             42,564
Keystone Financial Inc.                            100           1,562            604              9,437
M&T Bank Corp.                                       0              --             88             32,472
Marshall & Ilsley Corp.                            458          21,039          1,079             49,567
Mellon Financial Corp.                             184           5,543          3,226             97,183
Mercantile Bankshares Corp.                        254           6,382            723             18,165
Morgan (J.P.) & Company                            116          12,876          1,309            145,299
National City Corp.                                542          10,433          3,622             69,723
National Commerce Bancorp                          300           5,100          1,244             21,148
North Fork Bancorp.                                600           9,825          1,396             22,859
Northern Trust Corp.                               238          13,447          1,350             76,275
Ocwen Financial Corp.+                               0              --            364              2,161
Old Kent Financial Corp.                           233           6,102          1,164             30,482
Old National Bancorp                               569          14,225             72              1,800
Pacific Century Financial Corp.                    548           8,323            998             15,157
People's Bank                                      100           1,994            152              3,033
Peoples Heritage Financial Group Inc.              100           1,062          1,044             11,092
PNC Bank Corp.                                     219           8,473          1,985             76,795
Provident Financial Group Inc.                     100           2,806             64              1,800
Regions Financial Corp.                             70           1,417          1,337             27,074
SouthTrust Corp.                                   186           4,266          2,152             49,362
Sovereign Bancorp Inc.                             600           4,350          1,748             12,673
State Street Corp.                                 205          14,939            857             62,454
Summit Bancorp                                     174           4,165          1,280             30,640
SunTrust Banks Inc.                                338          17,175          2,418            122,865
Synovus Financial Corp.                             97           1,588          1,550             25,381
TCF Financial Corp.                                400           7,925          1,056             20,922
Trustmark Corp.                                    100           1,694            616             10,433
U.S. Bancorp                                       371           6,794          4,108             75,228
Union Planters Corp.                               173           4,736            742             20,312
UnionBanCal Corporation                            100           3,212            200              6,425
US Trust Corp.                                       0              --              0                 --
Valley National Bancorp                            110           2,551            634             14,701
Wachovia Corp.                                     172           9,836          1,444             82,579
Washington Federal Inc.                            143           2,190            826             12,648
Washington Mutual Inc.                             294           6,505          3,853             85,248
Wells Fargo & Company                            1,397          46,188         11,318            374,201
Westamerica Bancorp                                100           2,269            416              9,438
Wilmington Trust Corp.                             192           9,012            249             11,687
Zions Bancorp                                      300          15,919            780             41,389
                                                            ----------                       -----------
                                                               663,257                         4,153,379
                                                            ----------                       -----------
BEVERAGES
Percent of Net Assets                                             0.14%                             0.45%
Anheuser-Busch Companies Inc.                      222          14,236          2,140            137,228
Brown-Forman Corp. "B"                              64           3,048            418             19,907

                                                       Lifepath 2020                Lifepath 2030                  Lifepath 2040
                                               ---------------------        ---------------------          ---------------------
                                               Shares          Value        Shares          Value          Shares          Value
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (continued)

BEVERAGES (Continued)

First Security Corp.                            2,798    $    64,885         2,504    $    58,061           9,952    $   230,756
First Tennessee National Corp.                  2,502         43,159         2,311         39,865           7,242        124,924
First Union Corp.                              16,753        494,214        13,953        411,612          31,252        921,934
First Virginia Banks Inc.                         852         26,838         1,176         37,044           2,941         92,641
Firstar Corp.                                  16,520        294,262        14,441        257,230          34,721        618,468
FirstMerit Corp.                                1,953         27,708         1,796         25,481           3,633         51,543
FleetBoston Financial Corp.                    15,576        424,446        12,886        351,143          28,947        788,806
Fulton Financial Corp.                            300          4,931           300          4,950             500          8,219
Golden State Bancorp Inc.+                        952         12,257           971         12,502           2,308         29,715
Golden West Financial Corp.                     2,591         73,843         2,321         66,149           4,883        139,165
Greenpoint Financial Corp.                      1,502         23,938         1,429         22,775           4,893         77,982
Hibernia Corp. "A"                              3,005         27,233         3,828         34,691           8,549         77,475
Huntington Bancshares Inc.                      3,740         78,073         3,094         64,587           6,677        139,382
IndyMac Mortgage Holdings Inc.                  1,778         22,558         1,618         20,528           3,491         44,292
KeyCorp                                         7,294        123,542         6,247        105,809          13,649        231,180
Keystone Financial Inc.                         1,315         20,547         1,150         17,969           2,750         42,969
M&T Bank Corp.                                     88         32,472            89         32,841              65         23,985
Marshall & Ilsley Corp.                         2,031         93,299         1,860         85,444           5,882        270,204
Mellon Financial Corp.                          8,592        258,834         7,414        223,347          15,872        478,144
Mercantile Bankshares Corp. Morgan
(J.P.) & Company                                2,912        323,232         2,655        294,705           5,472        607,392
National City Corp.                            10,348        199,199         8,502        163,664          19,148        368,599
National Commerce Bancorp                       2,291         38,947         2,243         38,131           4,716         80,172
North Fork Bancorp.                             2,454         40,184         3,293         53,923           7,422        121,535
Northern Trust Corp.                            3,762        212,553         3,062        173,003           6,970        393,805
Ocwen Financial Corp.+                            726          4,311           636          3,776           1,172          6,959
Old Kent Financial Corp.                        2,181         57,115         1,993         52,192           5,834        152,778
Old National Bancorp                              565         14,125           195          4,875           1,177         29,433
Pacific Century Financial Corp.                 1,702         25,849         1,487         22,584           4,225         64,167
People's Bank                                     501          9,996           425          8,480           1,325         26,438
Peoples Heritage Financial Group Inc.             400          4,250           300          3,187             700          7,437
PNC Bank Corp.                                  5,167        199,898         4,076        157,690           9,060        350,509
Provident Financial Group Inc.                    326          9,169           246          6,919             972         27,337
Regions Financial Corp.                         3,450         69,863         3,105         62,876           6,253        126,623
SouthTrust Corp.                                3,237         74,249         3,179         72,918           8,214        188,409
Sovereign Bancorp Inc.                          3,719         26,963         3,493         25,324           7,778         56,390
State Street Corp.                              2,727        198,730         2,190        159,596           5,011        365,177
Summit Bancorp                                  2,897         69,347         2,596         62,142           5,252        125,720
SunTrust Banks Inc.                             5,419        275,353         4,507        229,012          10,062        511,275
Synovus Financial Corp.                         4,666         76,406         3,542         58,000           8,873        145,295
TCF Financial Corp.                             2,116         41,923         2,511         49,749           5,058        100,212
Trustmark Corp.                                 1,865         31,588         1,696         28,726           3,745         63,431
U.S. Bancorp                                   12,229        223,944        10,090        184,773          23,848        436,716
Union Planters Corp.                            2,258         61,813         1,831         50,124           6,957        190,448
UnionBanCal Corporation                           800         25,700           604         19,403           1,190         38,229
US Trust Corp.                                      0             --             0             --             100         13,850
Valley National Bancorp                         1,362         31,581         1,300         30,144           3,069         71,162
Wachovia Corp.                                  3,415        195,295         3,108        177,739           6,273        358,737
Washington Federal Inc.                         1,672         25,603         1,368         20,948           3,148         48,204
Washington Mutual Inc.                          9,678        214,126         8,502        188,107          17,994        398,117
Wells Fargo & Company                          29,425        972,864        24,778        819,223          55,601      1,838,308
Westamerica Bancorp                               952         21,598           871         19,761           2,208         50,094
Wilmington Trust Corp.                            719         33,748           696         32,668           1,833         86,036
Zions Bancorp                                   1,602         85,006         1,239         65,744           3,921        208,058
                                                         -----------                  -----------                    -----------
                                                          10,351,744                    8,895,665                     20,458,251
                                                         -----------                  -----------                    -----------
BEVERAGES
Percent of Net Assets                                           0.80%                        0.95%                          1.25%
Anheuser-Busch Companies Inc.                   6,638        425,662         5,271        338,003          14,272        915,192
Brown-Forman Corp. "B"                          1,110         52,864           820         39,053           1,930         91,916

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments (Continued)

                                                    Lifepath Income                      Lifepath 2010
                                          -------------------------          -------------------------
                                          Shares              Value          Shares              Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

BEVERAGES (Continued)

Coca-Cola Co.                              1,387         $   67,183          11,944        $   578,537
Coca-Cola Enterprises                        516             12,061           2,215             51,776
Coors (Adolph) Company "B"                    59              2,589             308             13,514
Pepsi Bottling Group Inc.                    100              1,675             200              3,350
PepsiCo Inc.                                 767             24,736           6,882            221,944
Whitman Corp.                                364              4,550           1,024             12,800
                                                         ----------                        -----------
                                                            130,078                          1,039,056
                                                         ----------                        -----------
BIOTECHNOLOGY
Percent of Net Assets                                          0.23%                              0.41%
Affymetrix Inc.+                               0                 --               0                 --
Amgen Inc.+                                  238             16,229           4,706            320,890
Biogen Inc.+                                 636             68,648           1,324            142,909
Chiron Corp.+                                296             14,800           1,037             51,850
Genentech Inc.+                                0                 --               0                 --
Genzyme General Division+                    126              7,237             798             45,835
Genzyme Tissue Repair+                        44                371              10                 84
IDEC Pharmaceuticals Corp.+                    0                 --               0                 --
Immunex Corp.+                               400             78,950             656            129,519
Millennium Pharmaceuticals Inc.+               0                 --               0                 --
Monsanto Co                                  510             19,794           3,851            149,467
PE Corp. (Celera Genomics Group)+             18              4,392             386             94,184
Xoma Ltd.+                                   188              1,739               0                 --
                                                         ----------                        -----------
                                                            212,160                            934,738
                                                         ----------                        -----------
BUILDING MATERIALS
Percent of Net Assets                                          0.06%                              0.07%
American Standard
  Companies+                                 100              3,487             616             21,483
Armstrong World Industries Inc.               92              1,748             284              5,396
Dal-Tile International Inc.+                   0                 --               0                 --
Hussmann International Inc.                   32                462             385              5,558
Johns Manville Corp.                         100                812             340              2,762
Lafarge Corp.                                300              5,906             240              4,725
Martin Marietta Materials Inc.                 0                 --              88              3,124
Masco Corp.                                   22                393           2,343             41,881
Modine Manufacturing Co.                     309              7,049             220              5,019
Owens Corning                                 18                261              91              1,319
Rayonier Inc.                                156              6,201             196              7,791
Southdown Inc.                               275             13,647             240             11,910
USG Corp.                                    100              3,250             240              7,800
Vulcan Materials Co.                         190              7,600             846             33,840
York International Corp.                     202              3,661             258              4,676
                                                         ----------                        -----------
                                                             54,477                            157,284
                                                         ----------                        -----------
CHEMICALS
Percent of Net Assets                                          0.21%                              0.43%
Air Products & Chemicals Inc.                 80              2,060           1,501             38,651
Airgas Inc.+                                 400              2,775             704              4,884
Albemarle Corp.                              113              1,702              29                437
Arch Chemicals Inc.                          135              2,573             334              6,367
Ashland Inc.                                  99              3,081             481             14,971
Cabot Corp.                                  210              4,646             827             18,297
ChemFirst Inc.                                35                682              74              1,443
CK Witco Corp.                               449              4,771           1,910             20,294
Cytec Industries Inc.+                       100              2,425             240              5,820
Dow Chemical Co.                             191             20,723           1,594            172,949
Du Pont (E.I.) de Nemours                    880             44,440           6,618            334,209
Eastman Chemical Co.                         114              4,097             511             18,364
Engelhard Corp.                                0                 --             656              8,938
Ethyl Corp.                                1,031              3,286             889              2,834
Ferro Corp.                                  457              8,626             330              6,229

                                                         LIFEPATH 2020                LIFEPATH 2030                 LIFEPATH 2040
                                               -----------------------      -----------------------      ------------------------
                                               SHARES            VALUE      SHARES            VALUE      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

CHEMICALS (Continued)
Coca-Cola Co.                                  36,542      $ 1,770,003      29,962      $ 1,451,284      78,955       $ 3,824,383
Coca-Cola Enterprises                           7,109          166,173       5,849          136,720      13,090           305,979
Coors (Adolph) Company "B"                        523           22,947         641           28,124         779            34,179
Pepsi Bottling Group Inc.                         400            6,700         300            5,025         700            11,725
PepsiCo Inc.                                   21,239          684,958      16,985          547,766      45,894         1,480,082
Whitman Corp.                                   2,587           32,338       2,384           29,800       5,657            70,712
                                                           -----------                  -----------                   -----------
                                                             3,161,645                    2,575,775                     6,734,168
                                                           -----------                  -----------                   -----------
BIOTECHNOLOGY
Percent of Net Assets                                             0.61%                        0.75%                         1.02%
Affymetrix Inc.+                                    0               --           0               --         100            28,962
Amgen Inc.+                                    15,050        1,026,222      12,254          835,570      32,402         2,209,411
Biogen Inc.+                                    2,222          239,837       2,260          243,939       7,272           784,921
Chiron Corp.+                                   2,125          106,250       1,943           97,150       4,574           228,700
Genentech Inc.+                                   200           38,575           0               --         600           115,725
Genzyme General Division+                         631           36,243         664           38,138       1,401            80,470
Genzyme Tissue Repair+                            162            1,367         146            1,232         148             1,249
IDEC Pharmaceuticals Corp.+                         0               --           0               --         200            28,175
Immunex Corp.+                                  1,552          306,423       1,484          292,997       3,632           717,093
Millennium Pharmaceuticals Inc.+                  200           52,025           0               --         600           156,075
Monsanto Co                                    10,769          417,972       8,974          348,303      20,030           777,414
PE Corp. (Celera Genomics Group)+                 774          188,856         748          182,512       1,646           401,624
Xoma Ltd.+                                        269            2,488         272            2,516           0                --
                                                           -----------                  -----------                   -----------
                                                             2,416,258                    2,042,357                     5,529,819
                                                           -----------                  -----------                   -----------
BUILDING MATERIALS
Percent of Net Assets                                             0.10%                        0.13%                         0.17%
American Standard Companies+                    1,427           49,767       1,061           37,002       2,573            89,733
Armstrong World Industries Inc.                   613           11,647         674           12,806         928            17,632
Dal-Tile International Inc.+                        0               --           0               --         177             1,239
Hussmann International Inc.                       898           12,965         712           10,280       1,453            20,978
Johns Manville Corp.                              789            6,411         704            5,720       1,878            15,259
Lafarge Corp.                                     589           11,596         514           10,119       1,590            31,303
Martin Marietta Materials Inc.                    275            9,762         179            6,354         400            14,200
Masco Corp.                                     7,458          133,312       6,004          107,321      13,657           244,119
Modine Manufacturing Co.                          408            9,307         299            6,821         442            10,083
Owens Corning                                     602            8,729         441            6,394       1,475            21,388
Rayonier Inc.                                     556           22,101         537           21,346       1,418            56,365
Southdown Inc.                                    560           27,790         762           37,814       2,131           105,751
USG Corp.                                         777           25,252         604           19,630       1,666            54,145
Vulcan Materials Co.                            1,658           66,320       1,288           51,520       4,190           167,600
York International Corp.                          904           16,385         884           16,022       2,383            43,192
                                                           -----------                  -----------                   -----------
                                                               411,344                      349,149                       892,987
                                                           -----------                  -----------                   -----------
CHEMICALS
Percent oF Net Assets                                             0.62%                        0.77%                         0.85%
Air Products & Chemicals Inc.                   3,680           94,760       3,172           81,679       6,701           172,551
Airgas Inc.+                                    1,502           10,420       1,350            9,366       3,126            21,687
Albemarle Corp.                                   336            5,061         186            2,802         771            11,613
Arch Chemicals Inc.                               604           11,514         606           11,552       1,319            25,143
Ashland Inc.                                    1,065           33,148         965           30,036       2,044            63,620
Cabot Corp.                                     1,916           42,391       1,814           40,135       4,001            88,522
ChemFirst Inc.                                    275            5,362         200            3,900         307             5,986
CK Witco Corp.                                  3,451           36,667       3,296           35,020       7,295            77,509
Cytec Industries Inc.+                            777           18,842         604           14,647       1,666            40,400
Dow Chemical Co.                                3,711          402,643       3,193          346,440       6,942           753,207
Du Pont (E.I.) de Nemours                      17,871          902,485      14,903          752,602      33,345         1,683,922
Eastman Chemical Co.                            1,165           41,867       1,045           37,555       2,030            72,953
Engelhard Corp.                                 2,366           32,237       2,017           27,482       4,151            56,557
Ethyl Corp.                                     1,878            5,986       1,268            4,042       2,435             7,762
Ferro Corp.                                       573           10,815         443            8,362       1,179            22,254

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments (Continued)

                                  LifePath Income            LifePath 2010
                           ----------------------  -----------------------
                               Shares       Value      Shares        Value
--------------------------------------------------------------------------

COMMON STOCKS (Continued)

CHEMICALS (Continued)

Fuller (H. B.) Co.                  0   $      --           0   $       --
Geon Co.                            0          --           0           --
Georgia Gulf Corp.                237       5,392         317        7,212
Grace (W.R.) & Company+            42         423         241        2,425
Great Lakes Chemical Corp.         67       1,947         418       12,148
Hanna (M.A.) Co.                  280       3,202         572        6,542
Hercules Inc.                      82       1,353         538        8,877
IMC Global Inc.                   436       5,886       1,243       16,780
International Specialty
  Products Inc.+                    0          --         276        1,829
Lubrizol Corp.                    329       8,163         857       21,264
Lyondell Chemical Co.              76         651         698        5,977
Millennium Chemicals Inc.         310       4,340       1,099       15,386
Mississippi Chemical Corp.         11          82          24          180
Octel Corp.+                       19         178         118        1,106
Olin Corp.                        270       4,185         669       10,369
Omnova Solutions Inc.               0          --           0           --
Praxair Inc.                      198       6,682         921       31,084
Rohm & Haas Co. "A"               190       7,671       1,553       62,702
RPM Inc.                          272       2,720       1,183       11,830
Schulman (A.) Inc.                403       5,340         369        4,889
Sherwin-Williams Co.               81       1,549       1,054       20,158
Sigma-Aldrich Corporation         118       2,802         558       13,252
Solutia Inc.                      543       7,500       1,172       16,188
Terra Industries Inc.             500       1,156         352          814
Union Carbide Corp.               125       6,711         726       38,977
Valhi Inc.                        100       1,112         100        1,112
Valspar Corp.                     100       3,281         328       10,762
Wellman Inc.                      363       6,761         246        4,582
                                        ---------               ----------
                                          194,974                  981,132
                                        ---------               ----------
COAL
Percent of Net Assets                        0.00%                    0.00%
CONSOL Energy Inc.                100       1,162         100        1,162
                                        ---------               ----------

COMMERCIAL SERVICES
Percent of Net Assets                        0.21%                    0.28%
ACNielsen Corp.+                   73       1,236         299        5,064
Apollo Group Inc.+                  0          --         472       10,768
Block (H & R) Inc.                105       4,607         588       25,799
Caremark Rx Inc.+                 710       3,195       1,662        7,479
Cendant Corp.+                    542       9,654       5,352       95,333
Circle.com+                         0          --          63          595
Comdisco Inc.                     448      17,220       1,162       44,664
Concord EFS Inc.+                 375       7,336       1,516       29,657
Convergys Corp.+                  100       3,850         200        7,700
Crescent Operating Inc.+            0          --          70          157
Deluxe Corp.                       64       1,500         514       12,047
DeVry Inc.+                       100       1,806         100        1,806
Donnelley (R.R.) & Sons Co.       139       2,658         755       14,439
Dun & Bradstreet Corp.             75       1,964         520       13,618
Ecolab Inc.                        84       2,373         556       15,707
Equifax Inc.                       61       1,292         500       10,594
First Health Group Corp.+         468      11,290         962       23,208
Gartner Group Inc. "A"+             0          --         616        8,816
Gartner Group Inc. "B"+            13         154         226        2,670
Hertz Corp.                       100       3,581         264        9,454
Kelly Services Inc. "A"           106       2,551         194        4,668
Mail-Well Inc.+                     0          --         100          869
Manpower Inc.                     200       6,537       1,056       34,518
McKesson HBOC Inc.                345       6,684       1,952       37,820

                                                     LifePath 2020            LifePath 2030            LifePath 2040
                                           -----------------------  -----------------------  -----------------------
                                               Shares        Value      Shares        Value      Shares        Value
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

COMMERCIAL SERVICES (Continued)
Fuller (H. B.) Co.                                197  $    12,091           0  $        --           0  $        --
Geon Co.                                            0           --           0           --         265        5,532
Georgia Gulf Corp.                                653       14,856         415        9,441         665       15,129
Grace (W.R.) & Company+                           996       10,022         746        7,507       1,938       19,501
Great Lakes Chemical Corp.                        770       22,378         730       21,216       1,647       47,866
Hanna (M.A.) Co.                                1,211       13,851       1,261       14,423       2,551       29,177
Hercules Inc.                                   1,571       25,921       1,231       20,312       2,383       39,320
IMC Global Inc.                                 2,694       36,369       2,294       30,969       5,432       73,332
International Specialty Products Inc.+            363        2,405         268        1,775         818        5,419
Lubrizol Corp.                                  1,617       40,122       1,566       38,856       3,403       84,437
Lyondell Chemical Co.                           1,267       10,849       1,075        9,205       2,760       23,632
Millennium Chemicals Inc.                       2,039       28,546       2,016       28,224       4,027       56,378
Mississippi Chemical Corp.                         92          690          66          495         103          773
Octel Corp.+                                      263        2,466         233        2,184         522        4,894
Olin Corp.                                      1,308       20,274       1,312       20,336       2,738       42,439
Omnova Solutions Inc.                             425        2,789           0           --           0           --
Praxair Inc.                                    2,590       87,412       2,332       78,705       4,870      164,362
Rohm & Haas Co. "A"                             3,715      149,993       3,308      133,561       6,596      266,314
RPM Inc.                                        2,552       25,520       2,217       22,170       5,421       54,210
Schulman (A.) Inc.                                601        7,963         550        7,287       1,147       15,198
Sherwin-Williams Co.                            2,992       57,222       2,443       46,722       5,005       95,721
Sigma-Aldrich Corporation                       1,784       42,370       1,289       30,614       2,719       64,576
Solutia Inc.                                    2,101       29,020       2,675       36,948       6,440       88,953
Terra Industries Inc.                             714        1,651         546        1,263       1,072        2,479
Union Carbide Corp.                             2,169      116,448       1,819       97,658       4,114      220,870
Valhi Inc.                                        100        1,112           0           --         165        1,836
Valspar Corp.                                     864       28,350         782       25,659       2,031       66,642
Wellman Inc.                                      434        8,083         326        6,072         846       15,757
                                                       -----------              -----------              -----------
                                                         2,452,971                2,097,222                4,608,433
                                                       -----------              -----------              -----------
COAL
PERCENT OF NET ASSETS                                         0.00%                    0.00%                    0.00%
CONSOL Energy Inc.                                200        2,325         100        1,162         200        2,325
                                                       -----------              -----------              -----------

COMMERCIAL SERVICES
Percent of Net Assets                                         0.43%                    0.53%                    0.60%
ACNielsen Corp.+                                  705       11,941         531        8,994       1,440       24,390
Apollo Group Inc.+                                864       19,710         927       21,147       1,931       44,051
Block (H & R) Inc.                              1,819       79,809       1,403       61,557       2,840      124,605
Caremark Rx Inc.+                               3,636       16,362       3,628       16,326       7,544       33,948
Cendant Corp.+                                 14,052      250,301      12,242      218,061      25,588      455,786
Circle.com+                                        54          510         131        1,236         303        2,860
Comdisco Inc.                                   3,000      115,313       2,753      105,818       6,529      250,958
Concord EFS Inc.+                               3,472       67,921       3,047       59,607       6,824      133,495
Convergys Corp.+                                  700       26,950         400       15,400       1,200       46,200
Crescent Operating Inc.+                            0           --           0           --         277          623
Deluxe Corp.                                    1,071       25,102       1,047       24,539       2,044       47,906
DeVry Inc.+                                       300        5,419         200        3,612         400        7,225
Donnelley (R.R.) & Sons Co.                     2,283       43,662       1,873       35,821       4,360       83,385
Dun & Bradstreet Corp.                          2,396       62,745       1,963       51,406       4,641      121,536
Ecolab Inc.                                     2,058       58,138       1,563       44,155       3,858      108,989
Equifax Inc.                                    2,149       45,532       1,476       31,273       4,076       86,360
First Health Group Corp.+                       1,806       43,570       1,700       41,012       3,694       89,118
Gartner Group Inc. "A"+                         1,140       16,316       1,061       15,186       2,485       35,567
Gartner Group Inc. "B"+                           771        9,107         642        7,584       1,471       17,376
Hertz Corp.                                       426       15,256         536       19,195         960       34,380
Kelly Services Inc. "A"                           341        8,205         374        8,999         882       21,223
Mail-Well Inc.+                                   100          869           0           --         188        1,633
Manpower Inc.                                   2,216       72,435       2,064       67,467       4,163      136,078
McKesson HBOC Inc.                              4,677       90,617       3,633       70,389       8,899      172,418

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments (Continued)

                                       Lifepath Income            Lifepath 2010
                                ----------------------  -----------------------
                                    Shares       Value      Shares        Value
-------------------------------------------------------------------------------

COMMON STOCKS (Continued)

COMMERCIAL SERVICES (Continued)

Midas Inc.                              10  $      240         128  $     3,072
Modis Professional Services Inc.+      400       6,300       1,220       19,215
Navigant Consulting Co.+                 0          --           0           --
NOVA Corporation (Georgia)+            100       2,306         100        2,306
Ogden Corp.                            101       1,149         638        7,257
Olsten Corp.                           291       3,474         462        5,515
Paychex Inc.                           728      36,446         922       46,158
Phycor Inc.+                           300         347         704          814
Protection One Inc.+                     0          --         100          162
Quintiles Transnational Corp.+         190       5,641         704       20,900
Renaissance Worldwide Inc.+            200       1,050         440        2,310
Robert Half International Inc.+        200       8,450       1,024       43,264
Rollins Inc.                           388       6,281         185        2,995
Service Corp. International             19          70       1,518        5,598
Servicemaster Co.                      700       7,700       2,188       24,068
Sodexho Marriott Services Inc.          44         489          21          234
Sotheby's Holdings Inc.                611      12,029           0           --
Stewart Enterprises Inc. "A"           300       1,275         692        2,941
Sylvan Learning Systems Inc.+            0          --           0           --
Teletech Holdings Inc.+                  0          --          88        3,333
United Rentals Inc.+                     0          --           0           --
US Oncology Inc.+                        0          --         176          726
USWeb Corp.+                           100       3,887         100        3,887
Valassis Communications Inc.+          150       4,153         246        6,811
Viad Corp.                             436      10,219       1,214       28,453
Workflow Management Inc.+                0          --         107        2,434
                                            ----------              -----------
                                               200,994                  649,903
                                            ----------              -----------
COMPUTERS
Percent of Net Assets                             1.32%                    3.67
Adaptec Inc.+                           90       3,690       1,464       60,024
Affiliated Computer Services Inc.+       0          --           0           --
Anixter International Inc.+            500       9,344         440        8,223
Apple Computer Inc.+                   125      14,328         995      114,052
Aztec Technology Partners Inc.+          0          --         161        1,170
Bisys Group Inc.+                        0          --           0           --
Brocade Communications System Inc.+      0          --           0           --
Cabletron Systems+                      77       3,773         964       47,236
Cambridge Technology Partners Inc.+    100       1,500         352        5,280
Ceridian Corp.+                         92       1,823         514       10,184
Checkfree Holdings Corp.+                0          --           0           --
Ciber Inc.+                              0          --         340        7,905
Cisco Systems Inc.+                  1,542     203,833      17,582    2,324,121
Compaq Computer Corp.                1,347      33,507      10,727      266,834
Computer Sciences Corp.+               132      10,403         937       73,847
Dell Computer Corp.+                 1,492      60,892      12,124      494,811
Diebold Inc.                           266       6,517         911       22,319
DST Systems Inc.+                      200      11,225         152        8,531
Electronic Data Systems Corp.          458      29,655       2,875      186,156
Electronics For Imaging Inc.+          300      17,812         240       14,250
EMC Corporation+                       337      40,103       4,932      586,908
Exabyte Corp.+                           0          --           0           --
Extreme Networks Inc.+                   0          --           0           --
Foundry Networks Inc.+                   0          --           0           --
Gateway Inc.+                          280      19,250         980       67,375
Hewlett-Packard Co.                    814     109,483       6,663      896,173
Intergraph Corp.+                       54         324         322        1,932
International Business
  Machines Corp.                     1,150     117,300       9,024      920,448
Iomega Corp.+                          700       2,625       2,969       11,134
Juniper Networks Inc.+                   0          --         700      192,019

                                                   LifePath 2020            LifePath 2030            LifePath 2040
                                         -----------------------  -----------------------  -----------------------
                                             Shares        Value      Shares        Value      Shares        Value
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

COMPUTERS (Continued)

Midas Inc.                                      299  $     7,176         237  $     5,688         450  $    10,800
Modis Professional Services Inc.+             2,654       41,800       2,300       36,225       5,246       82,624
Navigant Consulting Co.+                        100          962         100          962         300        2,887
NOVA Corporation (Georgia)+                     300        6,919         300        6,919         500       11,531
Ogden Corp.                                   1,213       13,798         966       10,988       2,324       26,435
Olsten Corp.                                  1,079       12,881         982       11,723       2,157       25,749
Paychex Inc.                                  3,369      168,661       2,750      137,672       7,247      362,803
Phycor Inc.+                                  1,546        1,788       1,573        1,819       3,436        3,973
Protection One Inc.+                            200          325           0           --         200          325
Quintiles Transnational Corp.+                1,885       55,961       1,419       42,127       3,278       97,316
Renaissance Worldwide Inc.+                     889        4,667         903        4,741       1,702        8,935
Robert Half International Inc.+               1,953       82,514       1,841       77,782       3,721      157,212
Rollins Inc.                                    565        9,146         357        5,779         696       11,267
Service Corp. International                   4,407       16,251       3,651       13,463       7,399       27,284
Servicemaster Co.                             5,145       56,595       4,528       49,808      10,490      115,390
Sodexho Marriott Services Inc.                  315        3,504         241        2,681       1,081       12,026
Sotheby's Holdings Inc.                         743       14,628         556       10,946           0           --
Stewart Enterprises Inc. "A"                  1,315        5,589         950        4,037       4,593       19,520
Sylvan Learning Systems Inc.+                   200        2,975         100        1,487         200        2,975
Teletech Holdings Inc.+                           0           --           0           --         265       10,037
United Rentals Inc.+                            200        3,125         200        3,125         400        6,250
US Oncology Inc.+                                 0           --         179          738         353        1,456
USWeb Corp.+                                    400       15,475         200        7,775         400       15,475
Valassis Communications Inc.+                   839       23,230         654       18,108       1,522       42,140
Viad Corp.                                    1,801       42,211       2,357       55,242       4,812      112,781
Workflow Management Inc.+                       223        5,073         192        4,368         429        9,760
                                                     -----------              -----------              -----------
                                                       1,681,044                1,442,987                3,257,061
                                                     -----------              -----------              -----------
COMPUTERS
Percent of Net Assets                                       5.94%                    7.13%                    9.13%
Adaptec Inc.+                                 2,920      119,720       2,596      106,436       6,074      249,034
Affiliated Computer Services Inc.+              200        6,300         100        3,150         400       12,600
Anixter International Inc.+                     438        8,185         625       11,680       1,160       21,677
Apple Computer Inc.+                          2,712      310,863       2,268      259,970       5,009      574,157
Aztec Technology Partners Inc.+                 436        3,161         388        2,810         744        5,397
Bisys Group Inc.+                               100        5,156         100        5,156         100        5,156
Brocade Communications System Inc.+               0           --           0           --         200       57,825
Cabletron Systems+                            3,039      148,911       2,442      119,658       5,471      268,079
Cambridge Technology Partners Inc.+             514        7,710         425        6,375       1,125       16,875
Ceridian Corp.+                               2,192       43,429       1,738       34,434       4,076       80,756
Checkfree Holdings Corp.+                       100        8,794         100        8,794         200       17,587
Ciber Inc.+                                     789       18,344         514       11,950       1,390       32,317
Cisco Systems Inc.+                          51,138    6,759,804      42,330    5,595,497     110,352   14,587,155
Compaq Computer Corp.                        28,937      719,808      24,259      603,443      54,156    1,347,131
Computer Sciences Corp.+                      2,852      224,773       2,271      178,983       5,222      411,559
Dell Computer Corp.+                         37,506    1,530,714      30,738    1,254,495      81,152    3,312,016
Diebold Inc.                                  1,335       32,707       1,878       46,011       3,882       95,109
DST Systems Inc.+                               689       38,670         514       28,848       1,501       84,244
Electronic Data Systems Corp.                 8,076      522,921       6,796      440,041      14,985      970,279
Electronics For Imaging Inc.+                   877       52,072         793       47,084       1,666       98,919
EMC Corporation+                             15,110    1,798,090      12,386    1,473,934      32,561    3,874,759
Exabyte Corp.+                                  398        3,184           0           --           0           --
Extreme Networks Inc.+                          100       11,125           0           --         100       11,125
Foundry Networks Inc.+                            0           --           0           --         300       41,906
Gateway Inc.+                                 4,530      311,437       3,660      251,625       9,630      662,062
Hewlett-Packard Co.                          17,455    2,347,697      14,651    1,970,559      32,639    4,389,945
Intergraph Corp.+                               855        5,130         623        3,738         976        5,856
International Business Machines Corp.        26,730    2,726,460      22,116    2,255,832      57,826    5,898,252
Iomega Corp.+                                 6,467       24,251       5,567       20,876      12,443       46,661
Juniper Networks Inc.+                        1,700      466,331       1,100      301,744       3,900    1,069,819

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments (Continued)

                                       Lifepath Income            Lifepath 2010
                                ----------------------  -----------------------
                                    Shares       Value      Shares        Value
--------------------------------------------------------------------------

COMMON STOCKS (Continued)

COMPUTERS (Continued)

Komag Inc.+                           400  $      888         528  $     1,172
Lexmark International
  Group Inc. "A"+                     490      58,432       1,264      150,732
Mentor Graphics Corp.+                600      10,275         616       10,549
Micron Electronics Inc.+                0          --         176        1,892
NCR Corp.+                            161       6,108       1,098       41,655
Network Appliance Inc.+                 0          --       1,218      229,897
Perot Systems Corp. "A"+                0          --           0           --
Quantum DLT & Storage Group+          500       5,187       1,560       16,185
Quantum Hard Disk Drive Group+        300       2,362         830        6,536
Read-Rite Corp.+                      400       1,513         440        1,664
Redback Networks Inc.+                  0          --           0           --
RSA Security Inc.+                    200      13,387         528       35,343
Safeguard Scientifics Inc.+             0          --           0           --
Sapient Corp.+                          0          --           0           --
Seagate Technology Inc.+              117       5,835       1,464       73,017
Silicon Graphics Inc.+                  4          39       1,064       10,441
Storage Technology Corp.+             518       6,604       1,018       12,979
Sun Microsystems Inc.+              1,848     176,022       8,480      807,720
SunGard Data Systems Inc.+            400      12,000         956       28,680
Synopsys Inc.+                        200       7,988         692       27,637
3Com Corp.+                           280      27,440       2,225      218,050
Unisys Corp.+                          40       1,197       1,712       51,253
VeriSign Inc.+                          0          --         400      101,200
Veritas Software Corp.+             1,050     207,769       1,284      254,071
Western Digital Corp.+                700       3,150       1,232        5,544
Whittman-Hart Inc.+                     0          --           0           --
                                           ----------              -----------
                                            1,243,583                8,407,149
                                           ----------              -----------
COSMETICS / PERSONAL CARE
Percent of Net Assets                            0.15%                    0.47%
Alberto-Culver Co. "B"                 92       1,966         455        9,726
Avon Products                          80       2,165       1,299       35,154
Colgate-Palmolive Co.                 558      29,121       2,806      146,438
Estee Lauder Companies Inc. "A"       300      13,012         152        6,593
Gillette Co.                          527      18,577       5,172      182,313
International Flavors &
  Fragrances Inc.                     156       4,680         503       15,090
Kimberly-Clark Corp.                  255      13,180       2,624      135,628
Procter & Gamble Co.                  668      58,784       6,284      552,992
                                           ----------              -----------
                                              141,485                1,083,934
                                           ----------              -----------
DISTRIBUTION / WHOLESALE
Percent of Net Assets                            0.04%                    0.10%
Costco Wholesale Corp.+               450      22,331       3,242      160,884
Genuine Parts Co.                      79       1,782       1,169       26,376
Grainger (W.W.) Inc.                   72       3,082         554       23,718
Handleman Co.+                         59         612         116        1,203
Ingram Micro Inc. "A"+                100       1,081         176        1,903
Tech Data Corp.+                      300       6,506         616       13,359
                                           ----------              -----------
                                               35,394                  227,443
                                           ----------              -----------
DIVERSIFIED FINANCIAL SERVICES
Percent of Net Assets                            0.53%                    1.71%
Advanta Corp. "B"                     163       2,088         143        1,832
American Express Co.                  331      44,416       2,824      378,946
Ameritrade Holding Corp. "A"+         100       1,869         200        3,737
Associates First Capital Corp.        472       9,381       4,256       84,588
Bear Stearns Companies Inc.           198       7,771         787       30,890
Capital One Financial Corp.             0          --         975       35,892
CIT Group Inc. (The)                    0          --           0           --
Citigroup Inc.                      2,697     139,401      21,710    1,122,136
Contifinancial Corp.+                   0          --          88            6

                                                   LifePath 2020            LifePath 2030            LifePath 2040
                                         -----------------------  -----------------------  -----------------------
                                             Shares        Value      Shares        Value      Shares        Value
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

DIVERSIFIED FINANCIAL
SERVICES (Continued)

Komag Inc.+                                     1,064  $     2,361         814  $     1,806       1,072  $     2,379
Lexmark International Group Inc. "A"+           2,130      254,002       1,972      235,161       5,876      700,713
Mentor Graphics Corp.+                            847       14,505         993       17,005       1,513       25,910
Micron Electronics Inc.+                          351        3,773         268        2,881         542        5,826
NCR Corp.+                                      1,884       71,474       1,903       72,195       5,511      209,074
Network Appliance Inc.+                         2,100      396,375       1,700      320,875       4,600      868,250
Perot Systems Corp. "A"+                          200        5,087         200        5,087         400       10,175
Quantum DLT & Storage Group+                    3,513       36,447       3,277       33,999       7,301       75,748
Quantum Hard Disk Drive Group+                  1,756       13,828       1,588       12,505       3,450       27,169
Read-Rite Corp.+                                  626        2,367         814        3,078       1,702        6,436
Redback Networks Inc.+                              0           --           0           --         100       29,850
RSA Security Inc.+                              1,064       71,221         893       59,775       2,055      137,557
Safeguard Scientifics Inc.+                         0           --           0           --         300       52,481
Sapient Corp.+                                      0           --           0           --         200       14,300
Seagate Technology Inc.+                        3,913      195,161       3,353      167,231       7,036      350,921
Silicon Graphics Inc.+                          3,159       30,998       2,798       27,455       5,501       53,979
Storage Technology Corp.+                       1,813       23,116       1,616       20,604       5,909       75,340
Sun Microsystems Inc.+                         24,246    2,309,431      20,108    1,915,287      50,058    4,768,024
SunGard Data Systems Inc.+                      1,765       52,950       2,121       63,630       5,069      152,070
Synopsys Inc.+                                  1,490       59,507       1,418       56,631       3,203      127,920
3Com Corp.+                                     6,007      588,686       5,138      503,524      10,951    1,073,198
Unisys Corp.+                                   5,181      155,106       4,260      127,534       9,591      287,131
VeriSign Inc.+                                    900      227,812         500      126,500       2,200      556,875
Veritas Software Corp.+                         3,056      604,706       2,931      579,972       7,010    1,387,104
Western Digital Corp.+                          2,467       11,101       2,243       10,093       4,993       22,468
Whittman-Hart Inc.+                               200        9,062         100        4,537         300       13,594
                                                       -----------              -----------              -----------
                                                        23,394,823               19,410,488               49,282,749
                                                       -----------              -----------              -----------
COSMETICS / PERSONAL CARE
Percent of Net Assets                                         0.84%                    0.99%                    1.32%
Alberto-Culver Co. "B"                            685       14,642         752       16,074       1,499       32,041
Avon Products                                   3,731      100,970       2,960       80,105       7,209      195,094
Colgate-Palmolive Co.                           8,638      450,796       6,622      345,586      18,056      942,298
Estee Lauder Companies Inc. "A"                   502       21,774       1,050       45,544       2,274       98,635
Gillette Co.                                   15,408      543,132      12,523      441,436      33,647    1,186,057
International Flavors & Fragrances Inc.         1,634       49,020       1,278       38,340       2,944       88,320
Kimberly-Clark Corp.                            7,942      410,502       6,491      335,504      17,137      885,769
Procter & Gamble Co.                           19,473    1,713,624      15,962    1,404,656      42,046    3,700,048
                                                       -----------              -----------              -----------
                                                         3,304,460                2,707,245                7,128,262
                                                       -----------              -----------              -----------
DISTRIBUTION / WHOLESALE
Percent of Net Assets                                         0.14%                    0.17%                    0.18%
Costco Wholesale Corp.+                         7,566      375,463       6,198      307,576      13,992      694,353
Genuine Parts Co.                               2,819       63,604       2,478       55,910       5,091      114,866
Grainger (W.W.) Inc.                            1,742       74,579       1,335       57,155       2,636      112,854
Handleman Co.+                                    409        4,243         274        2,843         560        5,810
Ingram Micro Inc. "A"+                            351        3,795         457        4,941         918        9,926
Tech Data Corp.+                                1,052       22,815       1,171       25,396       2,708       58,730
                                                       -----------              -----------              -----------
                                                           544,499                  453,821                  996,539
                                                       -----------              -----------              -----------
DIVERSIFIED FINANCIAL SERVICES
Percent of Net Assets                                         2.63%                    3.17%                    3.70%
Advanta Corp. "B"                                 238        3,049         194        2,486         336        4,305
American Express Co.                            7,607    1,020,764       6,348      851,822      14,956    2,006,908
Ameritrade Holding Corp. "A"+                     200        3,737         200        3,737         500        9,344
Associates First Capital Corp.                 12,307      244,602      10,074      200,221      22,701      451,182
Bear Stearns Companies Inc.                     2,140       83,995       1,798       70,572       3,697      145,107
Capital One Financial Corp.                     3,300      121,481       2,625       96,633       6,010      221,243
CIT Group Inc. (The)                                0           --         100        1,400         300        4,200
Citigroup Inc.                                 57,667    2,980,663      48,491    2,506,379     108,157    5,590,365
Contifinancial Corp.+                             275           19         278           19         630           44

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments (Continued)

                                  LifePath Income                          LifePath 2010
                           ----------------------                -----------------------
                               Shares       Value                    Shares        Value
----------------------------------------------------------------------------------------

COMMON STOCKS (Continued)

DIVERSIFIED FINANCIAL SERVICES (Continued)
Countrywide Credit
  Industries Inc.                  94    $  2,344                       695    $  17,332
Credit Acceptance Corp.+          200       1,100                       176          968
DLJdirect Inc.+                     0          --                         0           --
Donaldson, Lufkin &
  Jenrette Inc.                   200       8,687                       152        6,602
E*trade Group Inc.+               100       2,462                       200        4,925
Edwards (A.G.) Inc.               382      12,105                     1,170       37,074
Federal National Mortgage
  Association                     711      37,683                     6,604      350,012
Federated Investors Inc.
  "B"                             100       2,331                       200        4,662
Finova Group Inc.                 200       5,725                       416       11,908
FIRSTPLUS Financial Group
  Inc.+                           200          66                       440          145
Franklin Resources Inc.           318       8,646                     1,310       35,616
Freddie Mac                       393      16,408                     4,254      177,604
Goldman Sachs Group Inc.          200      18,500                     2,400      222,000
Household International
  Inc.                            339      10,827                     2,911       92,970
John Nuveen Co. "A"                 0          --                        88        3,036
Knight/Trimark Group
  Inc.+                           100       4,687                       200        9,375
Legg Mason Inc.                   300      11,775                       504       19,782
Lehman Brothers Holdings
  Inc.                            180      13,050                       750       54,375
MBNA Corp.                        296       6,734                     4,220       96,005
Merrill Lynch & Co.               230      23,575                     2,334      239,235
Metris Companies Inc.             320       8,280                       224        5,796
Morgan Stanley Dean
  Witter & Co.                    888      62,548                     7,722      543,918
Paine Webber Group Inc.           190       7,267                     1,132       43,299
Price (T. Rowe)
  Associates                      190       6,258                     1,034       34,057
Providian Financial Corp.         177      11,472                       567       36,749
Schwab (Charles) Corp.             94       3,930                     3,870      161,814
SLM Holding Corp.                 135       4,227                       585       18,318
United Asset Management
  Corp.                           300       4,481                       980       14,639
Waddell & Reed Financial
  Inc. "A"                          0          --                        68        1,968
Waddell & Reed Financial
  Inc. "B"                         39       1,058                       273        7,405
                                       ----------                            -----------
                                          501,152                              3,909,616
                                       ----------                            -----------
ELECTRIC
Percent Of Net Assets                        0.17%                                  0.54%
AES Corp.+                          0          --                     1,225      102,670
Allegheny Energy Inc.               0          --                         0           --
Alliant Energy Corp.              141       3,966                     1,021       28,716
Ameren Corp.                      188       5,640                       752       22,560
American Electric Power           136       3,825                     1,265       35,578
Carolina Power & Light            143       4,254                     1,013       30,137
Central & South West
  Corp.                            70       1,177                     1,308       21,991
Cinergy Corp.                     157       3,356                     1,057       22,593
CMS Energy Corp.                    0          --                        10          167
Conectiv Inc.                   1,067      15,205                       752       10,716
Consolidated Edison Inc.          155       4,272                     1,539       42,419
Constellation Energy
  Group Inc.                       67       1,993                       819       24,365
Dominion Resources Inc.           345      12,657                     1,981       72,678
DTE Energy Co.                    208       6,279                       870       26,263
Duke Energy Corp.                 241      11,688                     2,240      108,640
Edison International               37         974                     2,183       57,440
Energy East Corp.                   0          --                         0           --
Entergy Corp.                     150       3,037                     1,531       31,003
FirstEnergy Corp.                  60       1,121                     1,415       26,443
Florida Progress Corp.              0          --                       410       17,476
FPL Group Inc.                    211       8,150                     1,353       52,260
GPU Inc.                          122       3,035                       718       17,860
Hawaiian Electric
  Industries Inc.                 192       5,532                       187        5,388
IDACORP Inc.                        0          --                         0           --
IPALCO Enterprises Inc.             0          --                         0           --
Kansas City Power & Light
  Co.                               0          --                         0           --

                                                     LifePath 2020              LifePath 20100               LifePath 20100
                                    ------------------------------    ------------------------     ------------------------
                                               Shares        Value        Shares         Value         Shares         Value
                                    ---------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Electric (Continued)
Countrywide Credit
  Industries Inc.                               1,927   $   48,055          1,531   $   38,179           3,314   $   82,643
Credit Acceptance Corp.+                            0           --            278        1,529             542        2,981
DLJdirect Inc.+                                   100        1,094              0           --             100        1,094
Donaldson, Lufkin &
  Jenrette Inc.                                   414       17,983            425       18,461           1,325       57,555
E*trade Group Inc.+                               800       19,700            400        9,850           1,200       29,550
Edwards (A.G.) Inc.                             2,313       73,293          2,201       69,744           4,649      147,315
Federal National Mortgage
  Association                                  17,461      925,433         14,643      776,079          32,661    1,731,033
Federated Investors Inc.
  "B"                                             400        9,325            300        6,994             600       13,987
Finova Group Inc.                                 964       27,594          1,239       35,466           2,926       83,757
FIRSTPLUS Financial Group
  Inc.+                                           788          260            714          236           1,590          525
Franklin Resources Inc.                         4,213      114,541          3,399       92,410           7,610      206,897
Freddie Mac                                    11,817      493,360          9,863      411,780          22,236      928,353
Goldman Sachs Group Inc.                        5,600      518,000          4,300      397,750          12,500    1,156,250
Household International
  Inc.                                          8,013      255,915          6,912      220,752          14,721      470,152
John Nuveen Co. "A"                                 0           --              0           --               0           --
Knight/Trimark Group
  Inc.+                                           400       18,750            300       14,062             700       32,812
Legg Mason Inc.                                 1,327       52,085          1,150       45,137           2,661      104,444
Lehman Brothers Holdings
  Inc.                                          2,015      146,088          1,655      119,987           3,655      264,987
MBNA Corp.                                     12,262      278,961          9,882      224,816          24,936      567,294
Merrill Lynch & Co.                             6,268      642,470          5,259      539,047          11,742    1,203,555
Metris Companies Inc.                             454       11,747            290        7,504             278        7,193
Morgan Stanley Dean
  Witter & Co.                                 19,022    1,339,862         16,196    1,140,806          35,644    2,510,674
Paine Webber Group Inc.                         2,332       89,199          1,935       74,014           5,510      210,757
Price (T. Rowe)
  Associates                                    1,911       62,944          2,071       68,214           5,034      165,807
Providian Financial Corp.                       1,778      115,237          1,389       90,025           4,040      261,843
Schwab (Charles) Corp.                         11,810      493,806          9,134      381,915          25,536    1,067,724
SLM Holding Corp.                               2,320       72,645          1,920       60,120           4,530      141,846
United Asset Management
  Corp.                                         1,865       27,858          1,596       23,840           3,445       51,460
Waddell & Reed Financial
  Inc. "A"                                        138        3,993            122        3,530             258        7,466
Waddell & Reed Financial
  Inc. "B"                                        598       16,221            562       15,244           1,092       29,620
                                                       -----------                 -----------                  -----------
                                                        10,334,729                   8,620,760                   19,972,272
                                                       -----------                 -----------                  -----------
ELECTRIC
Percent Of Net Assets                                         0.98%                       1.03%                        1.09%
AES Corp.+                                      3,541      296,780          2,880      241,380           6,445      540,172
Allegheny Energy Inc.                           1,686       43,731              0           --               0           --
Alliant Energy Corp.                            1,829       51,441          1,735       48,797             377       10,603
Ameren Corp.                                    2,207       66,207          1,855       55,650           4,270      128,100
American Electric Power                         3,236       91,013          2,775       78,047           5,765      162,141
Carolina Power & Light                          2,569       76,428          2,324       69,139           4,624      137,564
Central & South West
  Corp.                                         3,525       59,264          2,887       48,538           5,933       99,749
Cinergy Corp.                                   2,626       56,131          2,186       46,726           4,694      100,334
CMS Energy Corp.                                1,722       28,844          1,200       20,100           2,890       48,407
Conectiv Inc.                                   1,437       20,477            973       13,865           1,007       14,350
Consolidated Edison Inc.                        3,833      105,647          3,377       93,079           6,813      187,783
Constellation Energy
  Group Inc.                                    2,523       75,059          2,239       66,610           4,457      132,596
Dominion Resources Inc.                         5,253      192,719          4,445      163,076           8,953      328,463
DTE Energy Co.                                  2,408       72,692          2,092       63,152           4,386      132,402
Duke Energy Corp.                               6,146      298,081          5,209      252,637          11,516      558,526
Edison International                            5,912      155,560          5,170      136,036          10,497      276,202
Energy East Corp.                               2,006       42,126              0           --               0           --
Entergy Corp.                                   3,975       80,494          3,439       69,640           7,284      147,501
FirstEnergy Corp.                               3,850       71,947          3,325       62,136           6,885      128,663
Florida Progress Corp.                          1,527       65,088          1,200       51,150           2,800      119,350
FPL Group Inc.                                  2,979      115,064          2,460       95,018           5,424      209,502
GPU Inc.                                        2,112       52,536          1,741       43,307           3,822       95,072
Hawaiian Electric
  Industries Inc.                                 609       17,547            606       17,460           1,472       42,412
IDACORP Inc.                                      513       16,352              0           --               0           --
IPALCO Enterprises Inc.                         1,646       27,879              0           --               0           --
Kansas City Power & Light
  Co.                                             837       19,251              0           --               0           --

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments (Continued)

                                               Lifepath Income                       Lifepath 2010
                                        ----------------------             -----------------------
                                            Shares       Value                 Shares        Value
--------------------------------------------------------------------------------------------------

COMMON STOCKS (Continued)

ELECTRIC (Continued)
LG&E Energy Corp.                                0  $       --                      0  $        --
MidAmerican Energy
  Holdings Co.+                                  0          --                      0           --
Minnesota Power Inc.                           698      10,688                    476        7,289
Montana Power Co.                                0          --                      0           --
New Century Energies Inc.                        0          --                    430       11,637
New England Electric
  System                                         0          --                      0           --
Niagara Mohawk Holdings
  Inc.+                                         71         834                  1,022       12,008
NiSource Inc.                                    0          --                      0           --
Northeast Utilities                              0          --                      0           --
Northern States Power Co.
  (Minnesota)                                   90       1,581                  1,310       23,007
OGE Energy Corp.                                 0          --                      0           --
PECO Energy Co.                                232       8,656                  1,493       55,708
PG&E Corp.                                     146       3,011                  2,365       48,778
Pinnacle West Capital
  Corp.                                          0          --                    210        5,801
Potomac Electric Power
  Co.                                            0          --                      0           --
PPL Corp.                                       87       1,751                  1,110       22,339
Public Service Company of
  New Mexico                                     0          --                      0           --
Public Service Enterprise
  Group Inc.                                   108       3,132                  1,530       44,370
Puget Sound Energy Inc.                          0          --                      0           --
Reliant Energy Inc.                            234       4,812                  1,793       36,869
SCANA Corp.                                      0          --                      0           --
Sierra Pacific Resources                       444       6,049                    317        4,319
Southern Co.                                   455      10,095                  4,475       99,289
TECO Energy Inc.                                 0          --                      0           --
Texas Utilities Co.                            161       5,253                  1,649       53,799
Unicom Corp.                                   128       4,840                  1,354       51,198
UtiliCorp United Inc.                            0          --                      0           --
Wisconsin Energy Corp.                           0          --                      0           --
                                                    ----------                         -----------
                                                       156,863                           1,233,774
                                                    ----------                         -----------
ELECTRICAL COMPONENTS &
  EQUIPMENT
Percent Of Net Assets                                     0.08%                               0.14%
American Power Conversion
  Corp.+                                       600      20,362                  1,724       58,508
C-Cube Microsystems Inc.+                      100       9,325                    264       24,618
Emerson Electric Co.                           355      16,175                  2,603      118,599
Hubbell Inc. "B"                               232       5,640                    574       13,955
Molex Inc.                                     216      12,069                    834       46,600
Molex Inc. "A"                                 112       4,746                    949       40,214
UCAR International Inc.+                       200       3,050                    528        8,052
                                                    ----------                         -----------
                                                        71,367                             310,546
                                                    ----------                         -----------
ELECTRONICS
Percent Of Net Assets                                     0.60%                               0.71%
Agilent Technologies
  Inc.+                                          0          --                      0           --
Analog Devices Inc.+                           191      29,987                  1,573      246,961
Arrow Electronics Inc.+                        286       8,651                  1,037       31,369
Avnet Inc.                                     230      15,381                    284       18,992
AVX Corp.                                      200      12,700                    164       10,414
Gentex Corp.+                                  100       2,922                    200        5,844
Integrated Device
  Technology Inc.+                             700      25,813                    704       25,960
Jabil Circuit Inc.+                            100       6,944                    152       10,554
Johnson Controls Inc.                           86       4,590                    465       24,819
Linear Technology Corp.                        872      91,505                  1,596      167,480
Maxim Integrated Products
  Inc.+                                      1,200      80,175                  2,440      163,022
Microchip Technology
  Inc.+                                        450      28,097                    756       47,203
Millipore Corp.                                 42       2,244                    151        8,069
Parker Hannifin Corp.                          138       5,002                    637       23,091
PE Corp. (Biosystems
  Group)                                        76       8,018                    944       99,592
PerkinElmer Inc.                                25       1,616                    323       20,874
Sanmina Corp.+                                 100      11,706                    240       28,095
SCI Systems Inc.+                              600      24,150                  1,208       48,622

                                     Lifepath 2020                    Lifepath 2030                  Lifepath 2040
                           -----------------------          -----------------------        -----------------------
                               SHARES        VALUE              SHARES        VALUE            SHARES        VALUE
------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
LG&E Energy Corp.                 870  $    19,303                   0  $        --                 0  $        --
MidAmerican Energy
  Holdings Co.+                   789       27,319                   0           --                 0           --
Minnesota Power Inc.              842       12,893                 624        9,555               692       10,596
Montana Power Co.               1,544       60,795                   0           --                 0           --
New Century Energies Inc.       1,801       48,740               1,400       37,887             3,200       86,600
New England Electric
  System                          884       47,736                   0           --                 0           --
Niagara Mohawk Holdings
  Inc.+                         3,157       37,095               2,716       31,913             5,449       64,026
NiSource Inc.                   1,879       24,310                   0           --                 0           --
Northeast Utilities             1,779       33,467                   0           --                 0           --
Northern States Power Co.
  (Minnesota)                   2,694       47,313               2,446       42,958             4,523       79,435
OGE Energy Corp.                1,173       20,161                   0           --                 0           --
PECO Energy Co.                 3,512      131,042               3,245      121,079             6,547      244,285
PG&E Corp.                      6,439      132,804               5,381      110,983            11,702      241,354
Pinnacle West Capital
  Corp.                         1,249       34,504                 900       24,862             2,200       60,775
Potomac Electric Power
  Co.                           1,683       34,186                   0           --                 0           --
PPL Corp.                       2,527       50,856               2,173       43,732             4,987      100,363
Public Service Company of
  New Mexico                      570        8,764                 420        6,457                 0           --
Public Service Enterprise
  Group Inc.                    3,839      111,331               3,326       96,454             6,719      194,851
Puget Sound Energy Inc.           851       17,286                   0           --                 0           --
Reliant Energy Inc.             5,019      103,203               4,160       85,540             8,907      183,150
SCANA Corp.                       820       19,534                   0           --                 0           --
Sierra Pacific Resources          571        7,780                 421        5,736               397        5,409
Southern Co.                   11,365      252,161               9,881      219,235            20,990      465,716
TECO Energy Inc.                1,668       30,024                   0           --                 0           --
Texas Utilities Co.             4,728      154,251               3,926      128,086             8,476      276,530
Unicom Corp.                    3,597      136,012               3,099      117,181             6,607      249,827
UtiliCorp United Inc.             888       14,541                   0           --                 0           --
Wisconsin Energy Corp.          1,542       27,274                   0           --                 0           --
                                       -----------                      -----------                    -----------
                                         3,843,043                        2,817,201                      5,862,809
                                       -----------                      -----------                    -----------
ELECTRICAL COMPONENTS &
  EQUIPMENT
PERCENT OF NET ASSETS                         0.19%                            0.24%                          0.28%
American Power Conversion
  Corp.+                        3,270      110,976               2,774       94,143             8,732      296,342
C-Cube Microsystems Inc.+         263       24,525                 357       33,290               718       66,953
Emerson Electric Co.            7,330      333,973               6,086      277,293            13,698      624,115
Hubbell Inc. "B"                1,409       34,256               1,359       33,041             3,016       73,326
Molex Inc.                      2,667      149,019               2,078      116,108             4,753      265,574
Molex Inc. "A"                  1,805       76,487               1,786       75,682             3,812      161,534
UCAR International Inc.+          964       14,701                 893       13,618             2,143       32,681
                                       -----------                      -----------                    -----------
                                           743,937                          643,175                      1,520,525
                                       -----------                      -----------                    -----------
ELECTRONICS
PERCENT OF NET ASSETS                         0.91%                            1.17%                          1.52%
Agilent Technologies
  Inc.+                             0           --                   0           --               400       41,475
Analog Devices Inc.+            2,966      465,662               2,572      403,804             8,180    1,284,260
Arrow Electronics Inc.+         2,190       66,247               1,961       59,320             4,572      138,303
Avnet Inc.                        689       46,077                 746       49,889             2,156      144,182
AVX Corp.                         426       27,051                 336       21,336             1,048       66,548
Gentex Corp.+                     300        8,756                 200        5,844               500       14,594
Integrated Device
  Technology Inc.+              1,590       58,631                 814       30,016             2,255       83,153
Jabil Circuit Inc.+               702       48,745                 514       35,691             1,414       98,185
Johnson Controls Inc.           1,436       76,647               1,110       59,246             2,500      133,438
Linear Technology Corp.         2,704      283,751               2,596      272,418             8,438      885,463
Maxim Integrated Products
  Inc.+                         4,582      306,135               3,908      261,103            13,118      876,446
Microchip Technology
  Inc.+                         1,972      123,127               1,642      102,522             4,257      265,796
Millipore Corp.                   578       30,887                 476       25,436             1,188       63,484
Parker Hannifin Corp.           1,848       66,990               1,398       50,677             3,264      118,320
PE Corp. (Biosystems
  Group)                        2,836      299,198               2,232      235,476             6,228      657,054
PerkinElmer Inc.                  742       47,952                 608       39,292             1,297       83,819
Sanmina Corp.+                    701       82,061                 514       60,170             1,490      174,423
SCI Systems Inc.+               2,804      112,861               2,658      106,984             6,030      242,707

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
PORTFOLIOS OF INVESTMENTS (CONTINUED)

                                  Lifepath Income            Lifepath 2010
                           ----------------------  -----------------------
                               Shares       Value      Shares        Value
--------------------------------------------------------------------------

COMMON STOCKS (Continued)

ELECTRONICS (Continued)
Sensormatic Electronics
  Corp.+                          535  $   10,165         765  $    14,535
Solectron Corp.+                1,170      76,635       1,668      109,254
Symbol Technologies Inc.          277      26,350         968       92,081
Tektronix Inc.                      3         174         346       20,068
Teradyne Inc.+                    142      12,354       1,686      146,682
Thermo Electron Corp.+             69       1,078         966       15,094
Thermo Instrument Systems
  Inc.+                            50         803         125        2,008
Thomas & Betts Corp.               58       1,301         434        9,738
Varian Inc.+                      177       7,014         431       17,186
Vishay Intertechnology
  Inc.+                           578      24,854         515       22,145
Vitesse Semiconductor
  Corp.+                          400      41,525       1,384      143,676
Waters Corp.+                       0          --         504       49,423
Watts Industries Inc. "A"         308       4,466           0           --
                                       ----------              -----------
                                          566,220                1,622,851
                                       ----------              -----------
ENGINEERING &
  CONSTRUCTION
Percent Of Net Assets                        0.00%                    0.01%
Fluor Corp.                       113       3,213         514       14,617
Foster Wheeler Corp.               32         180         116          653
Granite Construction Inc.           0          --           0           --
Jacobs Engineering Group
  Inc.+                             0          --           0           --
Morrison Knudsen Corp.+             4           8          17           34
                                       ----------              -----------
                                            3,401                   15,304
                                       ----------              -----------
ENTERTAINMENT
Percent Of Net Assets                        0.04%                    0.05%
Ascent Entertainment
  Group+                          249       3,782         258        3,918
Boyd Gaming Corp.+                  0          --         176          913
Gaylord Entertainment Co.
  "A"                             105       2,894          92        2,536
GTECH Holdings Corp.+             200       4,000         440        8,800
Harrah's Entertainment
  Inc.+                            48         918         522        9,983
International Game
  Technology Inc.+                363       6,466         821       14,624
Lakes Gaming Inc.+                100         787          88          693
Mandalay Resort Group
  Inc.+                           429       6,033       1,170       16,453
Metro-Goldwyn-Mayer Inc.+         100       2,387         503       12,009
MGM Grand Inc.                    282       5,605         244        4,849
Mirage Resorts Inc.+               17         270       1,001       15,891
Park Place Entertainment
  Corp.+                          464       5,249       1,913       21,641
Premier Parks Inc.+                 0          --         100        2,025
SFX Entertainment Inc.
  "A"+                              0          --           0           --
Speedway Motorsports
  Inc.+                             0          --           0           --
                                       ----------              -----------
                                           38,391                  114,335
                                       ----------              -----------
ENVIRONMENTAL CONTROL
PERCENT OF NET ASSETS                        0.01%                    0.03%
Allied Waste Industries
  Inc.+                             0          --       1,070        6,019
IT Group Inc.+                      0          --           0           --
Republic Services Inc.
  "A"+                            100       1,087         200        2,175
Safety-Kleen Corp.+                87         424         379        1,848
Waste Management Inc.             502       7,530       3,364       50,460
                                       ----------              -----------
                                            9,041                   60,502
                                       ----------              -----------
FOOD
PERCENT OF NET ASSETS                        0.23%                    0.47%
Albertson's Inc.                  185       4,532       2,548       62,426
Archer-Daniels-Midland
  Co.                             430       4,327       3,988       40,129
Aurora Foods Inc.+                100         281         200          562
Bestfoods                         221       9,268       1,289       54,057
Campbell Soup Co.                 180       5,107       2,074       58,850
ConAgra Inc.                      548       8,974       2,392       39,169
Corn Products
  International Inc.               60       1,414         260        6,126
Dean Foods Co.                    124       3,363         275        7,459

                                                     LifePath 2020            LifePath 2030            LifePath 2040
                                           -----------------------  -----------------------  -----------------------
                                               Shares        Value      Shares        Value      Shares        Value
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD (Continued)
Sensormatic Electronics Corp.+                  1,610  $    30,590       1,036  $    19,684       1,865  $    35,435
Solectron Corp.+                                4,086      267,633       3,050      199,775       8,856      580,068
Symbol Technologies Inc.                        1,792      170,464       1,918      182,450       3,975      378,122
Tektronix Inc.                                    784       45,472         698       40,484       1,394       80,852
Teradyne Inc.+                                  3,302      287,274       4,128      359,136       8,598      748,026
Thermo Electron Corp.+                          2,811       43,922       2,376       37,125       4,991       77,984
Thermo Instrument Systems Inc.+                   194        3,116         357        5,734         814       13,075
Thomas & Betts Corp.                              785       17,613         843       18,915       1,484       33,297
Varian Inc.+                                      820       32,697         795       31,701       1,659       66,153
Vishay Intertechnology Inc.+                    1,115       47,945         902       38,786       2,111       90,773
Vitesse Semiconductor Corp.+                    3,156      327,632       2,936      304,793       6,660      691,391
Waters Corp.+                                   1,602      157,096       1,350      132,384         400       39,225
Watts Industries Inc. "A"                         407        5,901         298        4,321           0           --
                                                       -----------              -----------              -----------
                                                         3,588,133                3,194,512                8,206,051
                                                       -----------              -----------              -----------
ENGINEERING &
  CONSTRUCTION
Percent of Net Assets                                         0.01%                    0.01%                    0.01%
Fluor Corp.                                     1,189       33,812         956       27,186       2,168       61,653
Foster Wheeler Corp.                              607        3,414         478        2,689         979        5,507
Granite Construction Inc.                         355        8,853           0           --           0           --
Jacobs Engineering Group Inc.+                    327        9,176           0           --           0           --
Morrison Knudsen Corp.+                            27           54          25           50          42           84
                                                       -----------              -----------              -----------
                                                            55,309                   29,925                   67,244
                                                       -----------              -----------              -----------
ENTERTAINMENT
Percent of Net Assets                                         0.07%                    0.09%                    0.10%
Ascent Entertainment Group+                       351        5,331         354        5,376         700       10,631
Boyd Gaming Corp.+                                  0           --         368        1,909         719        3,730
Gaylord Entertainment Co. "A"                     123        3,390         153        4,217         221        6,091
GTECH Holdings Corp.+                             877       17,540         804       16,080       2,066       41,320
Harrah's Entertainment Inc.+                    2,032       38,862       1,432       27,387       3,493       66,804
International Game
  Technology Inc.+                              1,613       28,732       1,957       34,859       4,672       83,220
Lakes Gaming Inc.+                                153        1,205         112          882         199        1,567
Mandalay Resort Group Inc.+                     2,411       33,905       2,198       30,909       4,712       66,262
Metro-Goldwyn-Mayer Inc.+                         903       21,559         413        9,860       1,317       31,443
MGM Grand Inc.                                    102        2,027         498        9,898         752       14,946
Mirage Resorts Inc.+                            3,005       47,704       2,559       40,624       5,314       84,360
Park Place Entertainment Corp.+                 4,986       56,404       3,859       43,655       9,868      111,632
Premier Parks Inc.+                               300        6,075         200        4,050         500       10,125
SFX Entertainment Inc. "A"+                       200        7,700         200        7,700         400       15,400
Speedway Motorsports Inc.+                          0           --           0           --         100        3,062
                                                       -----------              -----------              -----------
                                                           270,434                  237,406                  550,593
                                                       -----------              -----------              -----------
ENVIRONMENTAL CONTROL
Percent of Net Assets                                         0.05%                    0.05%                    0.06%
Allied Waste Industries Inc.+                   2,592       14,580       2,400       13,500       5,023       28,254
IT Group Inc.+                                    120          915           0           --           0           --
Republic Services Inc. "A"+                       400        4,350         300        3,262         700        7,612
Safety-Kleen Corp.+                               965        4,704         773        3,768       1,413        6,888
Waste Management Inc.                          10,350      155,250       8,448      126,720      19,034      285,510
                                                       -----------              -----------              -----------
                                                           179,799                  147,250                  328,264
                                                       -----------              -----------              -----------
FOOD
Percent of Net Assets                                         0.79%                    0.94%                    1.15%
Albertson's Inc.                                6,993      171,329       5,886      144,207      13,093      320,779
Archer-Daniels-Midland Co.                     10,323      103,875       9,105       91,619      18,745      188,622
Aurora Foods Inc.+                                300          844         200          562         300          844
Bestfoods                                       4,305      180,541       3,276      137,387       8,139      341,329
Campbell Soup Co.                               6,037      171,300       4,971      141,052      12,449      353,240
ConAgra Inc.                                    8,197      134,226       6,663      109,107      14,966      245,068
Corn Products
  International Inc.                              610       14,373         508       11,970       1,308       30,820
Dean Foods Co.                                    958       25,986         815       22,107       2,124       57,613

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments (Continued)

                                                    LifePath Income            LifePath 2010
                                             ----------------------  -----------------------
                                                 Shares       Value      Shares        Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

Food (Continued)

Delhaize America Inc. "A"                           200  $    3,350         699  $    11,708
Delhaize America Inc. "B"                           400       7,500         754       14,137
Dole Food Co.                                       146       2,245         425        6,534
Earthgrains Company (The)                            56         840         257        3,855
Fleming Companies Inc.                                2          31         256        3,952
Flowers Industries Inc.                             309       3,998       1,062       13,740
General Mills Inc.                                  200       6,588       1,134       37,351
Great Atlantic & Pacific Tea Co.                     59       1,383         278        6,516
Hannaford Brothers Co.                              236      16,815         205       14,606
Heinz (H.J.) Co.                                     15         479       1,918       61,256
Hershey Foods Corp.                                 159       6,986         700       30,756
Hormel Foods Corp.                                  400       6,675         832       13,884
IBP Inc.                                            332       4,150         986       12,325
Imperial Sugar Co.                                    0          --           0           --
International Home Foods Inc.+                        0          --         152        2,574
International Multifoods Corp.                        0          --           0           --
Interstate Bakeries Corp.                             0          --         328        3,751
Keebler Foods Co.+                                  200       5,075          88        2,233
Kellogg Co.                                          46       1,164       1,774       44,904
Kroger Co.+                                          62         922       4,122       61,315
Lance Inc.                                            0          --           0           --
McCormick & Co. Inc.                                188       5,146         792       21,681
Michael Foods Inc.                                    0          --           0           --
Morrison Management Specialist Inc.                 128       2,864          58        1,298
Nabisco Group Holdings Corp. "A"                     60         517       1,903       16,413
Nabisco Holdings Corp.                              100       2,925          76        2,223
Quaker Oats Co.                                     102       5,502         513       27,670
Ralston Purina Co.                                   95       2,690       1,488       42,129
Ruddick Corp.                                         0          --           0           --
Safeway Inc.+                                       468      18,047       3,143      121,202
Sara Lee Corp.                                      241       3,615       4,136       62,040
Smucker (J.M.) Co. "A"                              305       5,223           0           --
Suiza Foods Corp.+                                  200       7,825         152        5,947
SUPERVALU Inc.                                       86       1,478         754       12,959
Sysco Corp.                                          50       1,641       1,669       54,764
Tootsie Roll Industries Inc.                        449      13,330         215        6,383
Tyson Foods Inc. "A"                                391       4,032         683        7,043
U.S. Foodservice+                                   100       1,769         100        1,769
Universal Foods Corp.                               358       6,466         463        8,363
Vlasic Foods International+                          80         225         318          894
Weis Markets Inc.                                   200       8,462         176        7,447
Whole Foods Market Inc.+                            200       7,594         352       13,365
Winn-Dixie Stores Inc.                              146       2,354         849       13,690
Wrigley William Jr. Co.                             134       9,062         529       35,774
                                                         ----------              -----------
                                                            216,234                1,077,229
                                                         ----------              -----------
FOREST PRODUCTS & PAPER
Percent of Net Assets                                          0.10%                    0.20%
Boise Cascade Corp.                                  59       1,759         473       14,101
Bowater Inc.                                        195       9,592         513       25,233
Champion International Corp.                        122       6,313         561       29,032
Chesapeake Corp.                                    256       5,680         176        3,905
Consolidated Papers Inc.                            172       6,525         657       24,925
Crown Vantage Inc.+                                  21          38          42           76
Deltic Timber Corp.                                 140       3,115         145        3,226
Fort James Corp.                                     51         959         901       16,950
Georgia-Pacific (Georgia-Pacific Group)             244       8,464       1,346       46,689
Georgia-Pacific (Timber Group)                      337       7,435       1,226       27,049
Glatfelter (P.H.) Co.                               486       5,953         246        3,013
International Paper Co.                             318      11,706       2,466       90,780

                                                  LifePath 2020            LifePath 2030            LifePath 2040
                                        -----------------------  -----------------------  -----------------------
                                            Shares        Value      Shares        Value      Shares        Value
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

FOREST PRODUCTS & PAPER (Continued)

Delhaize America Inc. "A"                    1,438  $    24,086       1,239  $    20,753       2,996  $    50,183
Delhaize America Inc. "B"                    1,652       30,975       1,484       27,825       3,388       63,525
Dole Food Co.                                1,234       18,973       1,032       15,867       2,507       38,545
Earthgrains Company (The)                      586        8,790         479        7,185       1,369       20,535
Fleming Companies Inc.                         702       10,837         526        8,120       1,165       17,985
Flowers Industries Inc.                      2,219       28,708       1,975       25,552       4,541       58,749
General Mills Inc.                           3,990      131,421       3,164      104,214       8,754      288,335
Great Atlantic & Pacific Tea Co.               607       14,227         597       13,992         797       18,680
Hannaford Brothers Co.                         628       44,745         572       40,755       1,537      109,511
Heinz (H.J.) Co.                             5,040      160,965       4,012      128,133      10,461      334,098
Hershey Foods Corp.                          2,338      102,726       1,809       79,483       4,103      180,276
Hormel Foods Corp.                           2,080       34,710       1,922       32,073       4,770       79,599
IBP Inc.                                     1,636       20,450       2,370       29,625       4,793       59,912
Imperial Sugar Co.                             117          314         184          494           0           --
International Home Foods Inc.+                 601       10,179         514        8,706       1,513       25,626
International Multifoods Corp.                 240        2,625           0           --           0           --
Interstate Bakeries Corp.                      852        9,745         871        9,962       2,320       26,535
Keebler Foods Co.+                             175        4,441         793       20,122       1,766       44,812
Kellogg Co.                                  5,616      142,155       4,610      116,691      11,358      287,499
Kroger Co.+                                 12,240      182,070       9,638      143,365      24,398      362,920
Lance Inc.                                     419        4,295           0           --           0           --
McCormick & Co. Inc.                         1,451       39,721       1,333       36,491       3,163       86,587
Michael Foods Inc.                             201        4,397           0           --           0           --
Morrison Management Specialist Inc.            188        4,206         118        2,640         228        5,102
Nabisco Group Holdings Corp. "A"             5,345       46,101       4,626       39,899      13,833      119,310
Nabisco Holdings Corp.                         463       13,543         268        7,839         430       12,577
Quaker Oats Co.                              1,680       90,615       1,380       74,434       3,894      210,033
Ralston Purina Co.                           4,801      135,928       3,390       95,979       8,739      247,423
Ruddick Corp.                                  626        8,412         468        6,289           0           --
Safeway Inc.+                                8,640      333,180       7,143      275,452      16,069      619,661
Sara Lee Corp.                              12,959      194,385      10,376      155,640      26,864      402,960
Smucker (J.M.) Co. "A"                         382        6,542         295        5,052           0           --
Suiza Foods Corp.+                             501       19,602         514       20,110       1,402       54,853
SUPERVALU Inc.                               2,150       36,953       1,837       31,573       3,712       63,800
Sysco Corp.                                  4,885      160,289       3,703      121,505       9,334      306,272
Tootsie Roll Industries Inc.                   490       14,547         301        8,936         904       26,838
Tyson Foods Inc. "A"                         1,337       13,788       1,026       10,581       5,009       51,655
U.S. Foodservice+                              400        7,075         300        5,306         700       12,381
Universal Foods Corp.                          717       12,951         673       12,156       1,249       22,560
Vlasic Foods International+                    829        2,332         749        2,107       1,792        5,040
Weis Markets Inc.                               63        2,666         268       11,340         318       13,455
Whole Foods Market Inc.+                       701       26,616         625       23,730       1,425       54,106
Winn-Dixie Stores Inc.                       2,513       40,522       2,150       34,669       4,536       73,143
Wrigley William Jr. Co.                      1,544      104,413       1,149       77,701       3,444      232,901
                                                    -----------              -----------              -----------
                                                      3,108,695                2,550,357                6,226,297
                                                    -----------              -----------              -----------
FOREST PRODUCTS & PAPER
Percent of Net Assets                                      0.31%                    0.36%                    0.40%
Boise Cascade Corp.                            812       24,208         866       25,818       1,553       46,299
Bowater Inc.                                 1,460       71,814       1,146       56,369       2,904      142,840
Champion International Corp.                 1,672       86,526       1,308       67,689       2,864      148,212
Chesapeake Corp.                               316        7,011         237        5,258         674       14,954
Consolidated Papers Inc.                     1,638       62,142       1,311       49,736       2,962      112,371
Crown Vantage Inc.+                             91          165          72          130         117          212
Deltic Timber Corp.                            269        5,985         178        3,960         295        6,564
Fort James Corp.                             3,534       66,483       2,749       51,716       6,283      118,199
Georgia-Pacific (Georgia-Pacific Group)      2,948      102,259       2,512       87,135       5,274      182,942
Georgia-Pacific (Timber Group)               2,557       56,414       1,639       36,160       4,978      109,827
Glatfelter (P.H.) Co.                          674        8,256         437        5,353         780        9,555
International Paper Co.                      6,968      256,509       5,785      212,960      12,984      477,973

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments (Continued)

                                                              LifePath Income            LifePath 2010
                                                       ----------------------  -----------------------
                                                           Shares       Value      Shares        Value
------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

FOREST PRODUCTS & PAPER (Continued)

Louisiana-Pacific Corp.                                        63  $      744         392  $     4,631
Mead Corp.                                                    102       3,054         635       19,010
Potlatch Corp.                                                  2          76         230        8,740
Schweitzer-Mauduit International Inc.                          20         273          81        1,104
Temple-Inland Inc.                                             49       2,505         455       23,262
Wausau-Mosinee Paper Corp.                                    392       5,120         278        3,631
Westvaco Corp.                                                 56       1,543         652       17,971
Weyerhaeuser Co.                                              259      13,290       1,369       70,247
Willamette Industries Inc.                                    109       3,699         670       22,738
                                                                   ----------              -----------
                                                                       97,843                  456,313
                                                                   ----------              -----------
GAS
Percent of Net Assets                                                    0.03%                    0.03%
AGL Resources Inc.                                            538       9,180         387        6,603
Eastern Enterprises                                            39       2,257         180       10,418
Indiana Energy Inc.                                             0          --           0           --
KeySpan Corp.                                                   0          --           0           --
MCN Energy Group Inc.                                           0          --           0           --
Nicor Inc.                                                     44       1,337         320        9,720
Oneok Inc.                                                     49       1,112         225        5,105
Peoples Energy Corp.                                           53       1,534         245        7,090
Sempra Energy                                                  48         864       1,463       26,334
Washington Gas Light Co.                                      464      11,078         317        7,568
                                                                   ----------              -----------
                                                                       27,362                   72,838
                                                                   ----------              -----------
HAND / MACHINE TOOLS
Percent of Net Assets                                                    0.02%                    0.02%
Black & Decker Corp.                                          116       3,821         516       16,996
Kennametal Inc.                                               300       6,975         264        6,138
Milacron Inc.                                                   0          --         337        4,676
Snap-On Inc.                                                   38         829         347        7,569
SPX Corp.+                                                     33       2,873          43        3,744
Stanley Works (The)                                            92       2,116         431        9,913
                                                                   ----------              -----------
                                                                       16,614                   49,036
                                                                   ----------              -----------
HEALTH CARE
Percent of Net Assets                                                    0.34%                    0.75%
Allergan Inc.                                                 110       5,534         748       37,634
Apria Healthcare Group, Inc.+                                 500       7,125         528        7,524
Arrow International Inc.                                        0          --          88        3,476
Bard (C.R.) Inc.                                               43       1,698         435       17,182
Bausch & Lomb Inc.                                             46       2,426         461       24,318
Baxter International Inc.                                     205      11,172       1,732       94,394
Beckman Coulter Inc.                                          194       9,336         196        9,432
Becton Dickinson & Co.                                         78       2,423       1,524       47,339
Beverly Enterprises Inc.+                                     575       1,509       1,360        3,570
Biomet Inc.                                                   112       3,696         576       19,008
Boston Scientific Corp.+                                       12         219       2,131       38,891
Columbia/HCA Healthcare Corp.                                 340       6,566       4,264       82,349
Covance Inc.+                                                 190       2,707         511        7,282
Foundation Health Systems+                                    391       3,250       1,443       11,995
Genzyme Surgical Products+                                     22         280         124        1,565
Guidant Corp.+                                                157      10,578       1,428       96,211
Health Management Associates Inc. "A"+                        962      10,341       2,095       22,521
Healthsouth Corp.+                                            190         926       2,700       13,163
Hillenbrand Industries Inc.                                   200       6,075         328        9,963
Humana Inc.+                                                   67         456       1,000        6,813
IDEXX Laboratories Inc.+                                      400      11,825         440       13,007
Johnson & Johnson                                             740      53,095       6,693      480,223
Laboratory Corporation of America Holdings+                   660       2,640         367        1,468
LifePoint Hospitals Inc.+                                       0          --         141        2,124

                                                       LifePath 2020            LifePath 2030            LifePath 2040
                                             -----------------------  -----------------------  -----------------------
                                                 Shares        Value      Shares        Value      Shares        Value
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

HEALTH CARE (Continued)

Louisiana-Pacific Corp.                           1,801  $    21,274       1,534  $    18,120       3,271  $    38,639
Mead Corp.                                        1,846       55,265       1,130       39,218       2,762       82,687
Potlatch Corp.                                      520       19,760         512       19,456         485       18,430
Schweitzer-Mauduit International Inc.               188        2,562         157        2,139         310        4,224
Temple-Inland Inc.                                  906       46,319         739       37,781       1,565       80,011
Wausau-Mosinee Paper Corp.                          501        6,544         363        4,742         328        4,284
Westvaco Corp.                                    1,928       53,140       1,327       36,575       2,724       75,080
Weyerhaeuser Co.                                  3,919      201,094       3,256      167,074       7,237      371,349
Willamette Industries Inc.                        1,882       63,870       1,413       47,954       3,326      112,876
                                                         -----------              -----------              -----------
                                                           1,217,600                  975,343                2,157,528
                                                         -----------              -----------              -----------
GAS
Percent of Net Assets                                           0.05%                    0.06%                    0.05%
AGL Resources Inc.                                  699       11,927         498        8,497         459        7,832
Eastern Enterprises                                 411       23,787         372       21,530         601       34,783
Indiana Energy Inc.                                 411        6,710           0           --           0           --
KeySpan Corp.                                       630       12,836           0           --           0           --
MCN Energy Group Inc.                               815       19,611           0           --           0           --
Nicor Inc.                                          779       23,662         691       20,989       1,239       37,635
Oneok Inc.                                          483       10,958         487       11,049         545       12,365
Peoples Energy Corp.                                549       15,887         567       16,408         761       22,021
Sempra Energy                                     3,953       71,154       3,459       62,262       6,980      125,640
Washington Gas Light Co.                            547       13,060         405        9,669         389        9,287
                                                         -----------              -----------              -----------
                                                             209,592                  150,404                  249,563
                                                         -----------              -----------              -----------
HAND / MACHINE TOOLS
Percent of Net Assets                                           0.03%                    0.04%                    0.05%
Black & Decker Corp.                              1,402       46,178       1,224       40,316       2,579       84,946
Kennametal Inc.                                     360        8,370         268        6,231         630       14,647
Milacron Inc.                                       577        8,006         462        6,410         835       11,586
Snap-On Inc.                                        731       15,945         762       16,621       1,643       35,838
SPX Corp.+                                          255       22,201         217       18,893         540       47,014
Stanley Works (The)                               1,414       32,522         872       20,056       2,415       55,545
                                                         -----------              -----------              -----------
                                                             132,222                  108,527                  249,576
                                                         -----------              -----------              -----------
HEALTH CARE
Percent of Net Assets                                           1.15%                    1.39%                    1.74%
Allergan Inc.                                     1,698       85,431       1,546       77,783       3,676      184,949
Apria Healthcare Group, Inc.+                       701        9,989         714       10,174       1,248       17,784
Arrow International Inc.                              0           --           0           --         177        6,991
Bard (C.R.) Inc.                                    773       30,533         867       34,246       1,621       64,029
Bausch & Lomb Inc.                                  915       48,266         755       39,826       1,585       83,609
Baxter International Inc.                         4,870      265,415       4,056      221,052       9,083      495,023
Beckman Coulter Inc.                                545       26,228         519       24,977       1,484       71,417
Becton Dickinson & Co.                            4,192      130,214       3,380      104,991       8,175      253,936
Beverly Enterprises Inc.+                         2,642        6,935       2,459        6,455       5,535       14,529
Biomet Inc.                                       1,801       59,433       1,427       47,091       3,410      112,530
Boston Scientific Corp.+                          6,947      126,783       5,549      101,269      12,628      230,461
Columbia/HCA Healthcare Corp.                    10,471      202,221       9,217      178,003      19,454      375,705
Covance Inc.+                                       902       12,853         583        8,308       1,354       19,294
Foundation Health Systems+                        2,702       22,460       2,522       20,964       5,571       46,309
Genzyme Surgical Products+                           59          745         165        2,083         243        3,068
Guidant Corp.+                                    4,474      301,436       3,254      219,238       9,361      630,697
Health Management Associates Inc. "A"+            4,364       46,913       3,676       39,517      12,290      132,117
Healthsouth Corp.+                                6,907       33,672       6,304       30,732      12,065       58,817
Hillenbrand Industries Inc.                         689       20,928         604       18,346       2,473       75,117
Humana Inc.+                                      2,722       18,544       2,457       16,738       4,455       30,350
IDEXX Laboratories Inc.+                            701       20,723         536       15,845         983       29,060
Johnson & Johnson                                20,535    1,473,386      16,820    1,206,835      44,432    3,187,996
Laboratory Corporation of America Holdings+       1,014        4,056         710        2,840       1,281        5,124
LifePoint Hospitals Inc.+                           572        8,580         436        6,567       1,087       16,305

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
PORTFOLIOS OF INVESTMENTS (CONTINUED)


                                  LIFEPATH INCOME            LIFEPATH 2010
                           ----------------------  -----------------------
                               SHARES       VALUE      SHARES        VALUE
--------------------------------------------------------------------------

COMMON STOCKS (Continued)
HEALTH CARE (Continued)
Lincare Holdings Inc.+              0  $       --         340  $     7,969
Mallinckrodt Inc.                  77       1,896         459       11,303
Manor Care Inc.+                    1           9         651        5,656
Medtronic Inc.                  1,682      81,472       7,618      368,997
Mid Atlantic Medical
  Services Inc.+                  400       3,275         440        3,603
NovaCare Inc.+                      0          --           0           --
Oakley Inc.+                      600       5,175         528        4,554
Oxford Health Plans Inc.+         400       6,175         880       13,585
PacifiCare Health Systems
  Inc. "A"+                       286      12,995         222       10,087
Quest Diagnostics Inc.+            46       1,578         211        7,240
Quorum Health Group Inc.+          50         445         584        5,201
St. Jude Medical Inc.+            132       3,448         461       12,044
Steris Corp.+                     200       1,937         880        8,525
Stryker Corp.                     348      20,358         710       41,535
Tenet Healthcare Corp.+            34         595       1,952       34,160
Thermo Cardiosystems
  Inc.+                           150       2,194         220        3,217
Thermolase Corp.+                   0          --          88          170
Total Renal Care
  Holdings+                         0          --         980        2,940
Triad Hospitals Inc.+               0          --         241        3,856
Trigon Healthcare Inc.+             0          --         328       10,475
United Healthcare Corp.           157       8,027       1,444       73,825
Universal Health
  Services+                       200       7,775         152        5,909
Varian Medical Systems
  Inc.+                           177       7,069         431       17,213
Vencor Inc.+                      500          90         616          111
VISX Inc.+                          0          --         100        1,694
Wellpoint Health Networks
  Inc.+                             0          --         340       22,950
                                       ----------              -----------
                                          318,390                1,728,271
                                       ----------              -----------
HOLDING COMPANIES-DIVERSIFIED
Percent of Net Assets                        0.01%                    0.10%
Berkshire Hathaway Inc.
  "A"+                              0          --           5      220,000
Berkshire Hathaway Inc.
  "B"+                              9      12,960           3        4,320
                                       ----------              -----------
                                           12,960                  224,320
                                       ----------              -----------
HOME BUILDERS
Percent of Net Assets                        0.01%                    0.02%
Centex Corp.                      104       2,048         468        9,214
Champion Enterprises
  Inc.+                             0          --           0           --
Clayton Homes Inc.                557       4,526       1,421       11,546
Fleetwood Enterprises
  Inc.                             32         494         313        4,832
Kaufman & Broad Home
  Corp.                            49         937         298        5,699
Oakwood Homes Corp.               200         512         616        1,578
Pulte Corp.                        90       1,513         344        5,784
Skyline Corp.                      20         430          39          838
                                       ----------              -----------
                                           10,460                   39,491
                                       ----------              -----------
HOME FURNISHINGS
Percent of Net Assets                        0.02%                    0.04%
Bassett Furniture
  Industries Inc.                  25         337          44          594
Ethan Allen Interiors
  Inc.                            300       6,994         278        6,481
Furniture Brands
  International Inc.+               0          --         200        3,212
Leggett & Platt Inc.              296       4,976       1,980       33,289
Maytag Corp.                       96       2,538         424       11,210
Sunbeam Corp.+                    300       1,237       1,155        4,764
Sunbeam Corp. Warrants
  (Expire 08/24/03)+                0          --          67           84
Whirlpool Corp.                    73       3,965         480       26,070
Zenith Electronics Corp.+          44           1          89            1
                                       ----------              -----------
                                           20,048                   85,705
                                       ----------              -----------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOME FURNISHINGS (CONTINUED)
Lincare Holdings Inc.+            601  $    14,086         614  $    14,391       1,600  $    37,500
Mallinckrodt Inc.                 998       24,576         870       21,424       1,927       47,452
Manor Care Inc.+                1,894       16,454       1,487       12,918       4,622       40,154
Medtronic Inc.                 17,488      847,075      16,154      782,459      38,738    1,876,372
Mid Atlantic Medical
  Services Inc.+                  714        5,846         446        3,652       1,248       10,218
NovaCare Inc.+                    954          170         734          131           0           --
Oakley Inc.+                    1,152        9,936         814        7,021       1,160       10,005
Oxford Health Plans Inc.+       1,665       25,703       1,696       26,182       3,468       53,537
PacifiCare Health Systems
  Inc. "A"+                     1,051       47,755         667       30,307       1,469       66,748
Quest Diagnostics Inc.+           451       15,475         347       11,906         829       28,445
Quorum Health Group Inc.+       1,164       10,367         948        8,443       2,243       19,977
St. Jude Medical Inc.+          1,480       38,665       1,004       26,230       2,185       57,083
Steris Corp.+                   1,678       16,256       1,607       15,568       3,368       32,627
Stryker Corp.                   1,487       86,989       1,139       66,631       4,186      244,881
Tenet Healthcare Corp.+         5,133       89,827       4,244       74,270       9,220      161,350
Thermo Cardiosystems
  Inc.+                           263        3,846         268        3,920         498        7,283
Thermolase Corp.+                   0           --           0           --         365          707
Total Renal Care
  Holdings+                       100          300           0           --         188          564
Triad Hospitals Inc.+             572        9,152         526        8,416       1,087       17,392
Trigon Healthcare Inc.+           200        6,387         100        3,194         400       12,775
United Healthcare Corp.         3,249      166,105       2,667      136,350       5,992      306,341
Universal Health
  Services+                       501       19,476         514       19,982       1,313       51,043
Varian Medical Systems
  Inc.+                           820       32,749         795       31,750       1,659       66,256
Vencor Inc.+                    1,315          237       1,053          190       2,185          393
VISX Inc.+                        400        6,775         200        3,387         400        6,775
Wellpoint Health Networks
  Inc.+                         1,051       70,942         757       51,097       1,785      120,487
                                       -----------              -----------              -----------
                                         4,520,893                3,793,699                9,421,582
                                       -----------              -----------              -----------
HOLDING COMPANIES-DIVERSIFIED
Percent of Net Assets                         0.13%                    0.13%                    0.20%
Berkshire Hathaway Inc.
  "A"+                             11      484,000           8      352,000          24    1,056,000
Berkshire Hathaway Inc.
  "B"+                             21       30,240           4        5,760          26       37,440
                                       -----------              -----------              -----------
                                           514,240                  357,760                1,093,440
                                       -----------              -----------              -----------
HOME BUILDERS
Percent of Net Assets                         0.02%                    0.02%                    0.03%
Centex Corp.                      760       14,963         689       13,565       1,647       32,425
Champion Enterprises
  Inc.+                           100          631           0           --         188        1,187
Clayton Homes Inc.              2,888       23,465       2,612       21,223       6,138       49,871
Fleetwood Enterprises
  Inc.                            498        7,688         455        7,024         780       12,041
Kaufman & Broad Home
  Corp.                           614       11,743         437        8,358         819       15,663
Oakwood Homes Corp.             1,239        3,175       1,171        3,001       2,408        6,170
Pulte Corp.                       666       11,197         527        8,860         991       16,661
Skyline Corp.                     195        4,192          70        1,505         117        2,515
                                       -----------              -----------              -----------
                                            77,054                   63,536                  136,533
                                       -----------              -----------              -----------
HOME FURNISHINGS
Percent of Net Assets                         0.05%                    0.06%                    0.08%
Bassett Furniture
  Industries Inc.                 175        2,362         107        1,444         182        2,457
Ethan Allen Interiors
  Inc.                          1,001       23,336       1,071       24,968       2,119       49,399
Furniture Brands
  International Inc.+             300        4,819         100        1,606         200        3,212
Leggett & Platt Inc.            3,388       56,961       2,994       50,337       9,249      155,499
Maytag Corp.                      969       25,618       1,024       27,072       2,409       63,688
Sunbeam Corp.+                  2,028        8,365       1,975        8,147       4,475       18,459
Sunbeam Corp. Warrants
  (Expire 08/24/03)+                0           --           0           --          67           84
Whirlpool Corp.                 1,210       65,718         968       52,574       2,189      118,890
Zenith Electronics Corp.+         279            4         230            4         367            6
                                       -----------              -----------              -----------
                                           187,183                  166,152                  411,694
                                       -----------              -----------              -----------

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
PORTFOLIOS OF INVESTMENTS (CONTINUED)


                                  LIFEPATH INCOME            LIFEPATH 2010
                           ----------------------  -----------------------
                               SHARES       VALUE      SHARES        VALUE
--------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
HOUSEHOLD PRODUCTS /WARES
Percent of Net Assets                        0.04%                    0.08%
American Greetings Corp.
  "A"                             123  $    2,122         480  $     8,280
Avery Dennison Corp.               70       4,248         516       31,315
Blyth Industries Inc.+              0          --           0           --
Clorox Co.                        256      10,352       1,220       49,334
Dial Corp.                        436       6,267       1,026       14,749
Enesco Group Inc.                 220       1,595         150        1,087
Ennis Business Forms Inc.           0          --           0           --
Fortune Brands Inc.               180       3,938       1,251       27,366
Gibson Greetings Inc.+              0          --           0           --
Harland (John H.) Co.              55         849         218        3,365
Jostens Inc.                       77       1,853          65        1,564
National Presto
  Industries Inc.                   0          --           0           --
Newell Rubbermaid Inc.              5         116       1,297       29,993
Pennzoil-Quaker State Co.           0          --         398        3,482
Standard Register Co.             301       4,101           0           --
Tupperware Corp.                   63       1,083         370        6,359
Wallace Computer Services
  Inc.                             90         939         176        1,837
Water Pik Technologies
  Inc.+                             0          --          62          419
                                       ----------              -----------
                                           37,463                  179,150
                                       ----------              -----------
INSURANCE
Percent of Net Assets                        0.39%                    0.97%
Aetna Inc.                        154       6,333         835       34,339
AFLAC Inc.                        262       9,579       2,957      108,115
Alleghany Corp.+                    2         372         104       19,338
Allmerica Financial Corp.          24       1,002         630       26,302
Allstate Corp.                    614      11,973       5,112       99,684
AMBAC Financial Group
  Inc.                            300      13,181         516       22,672
American Financial Group
  Inc.                            304       6,384         143        3,003
American General Corp.            226      11,794       1,718       89,658
American International
  Group                         1,195     105,683       9,957      880,572
American National
  Insurance Co.                   100       5,850          88        5,148
AON Corp.                         245       5,130       1,543       32,296
Argonaut Group Inc.                 0          --          88        1,672
Chicago Title Corp.               106       4,929         181        8,416
Chubb Corp.                       195       9,592       1,154       56,762
Cigna Corp.                       217      16,017       1,453      107,250
Cincinnati Financial
  Corp.                           120       3,585       1,168       34,894
CNA Financial Corp.+              200       5,400          76        2,052
Conseco Inc.                        2          29       1,882       27,524
Everest Re Group Ltd.             100       2,456         416       10,218
Financial Security
  Assurance Holdings Ltd.           0          --           0           --
First American Financial
  Corp.                           100       1,162         616        7,161
Fremont General Corp.             300       2,175         804        5,829
Hancock (John) Financial
  Services+                         0          --           0           --
Hartford Financial
  Services Group Inc.             192       6,000       1,547       48,344
Hartford Life Inc. "A"              0          --           0           --
Highlands Insurance Group
  Inc.+                            37         301          67          544
Horace Mann Educators
  Corp.                           300       4,650         616        9,548
HSB Group Inc.                    345       8,539         170        4,207
Jefferson-Pilot Corp.             140       7,289         618       32,175
Leucadia National Corp.             0          --         328        7,011
Lincoln National Corp.            238       6,619       1,432       39,828
Loews Corp.                       135       6,007         733       32,618
Marsh & McLennan
  Companies Inc.                  220      17,023       1,577      122,020
MBIA Inc.                          94       3,607         624       23,946
Mercury General Corp.             200       4,537         152        3,448
MGIC Investment Corp.              95       3,551         734       27,433
MONY Group Inc.                     0          --           0           --
Ohio Casualty Corp.               500       6,187         504        6,237

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE (CONTINUED)
HOUSEHOLD PRODUCTS /WARES
Percent Of Net Assets                         0.13%                    0.16%                    0.19%
American Greetings Corp.
  "A"                             991  $    17,095         857  $    14,783       2,015  $    34,759
Avery Dennison Corp.            1,402       85,084       1,144       69,427       3,428      208,037
Blyth Industries Inc.+            100        2,244         100        2,244         200        4,487
Clorox Co.                      3,924      158,677       3,232      130,694       7,202      291,231
Dial Corp.                      1,877       26,982       2,414       34,701       5,606       80,586
Enesco Group Inc.                 262        1,899         191        1,385         186        1,349
Ennis Business Forms Inc.         216        1,579           0           --           0           --
Fortune Brands Inc.             2,834       61,994       2,369       51,822       5,027      109,966
Gibson Greetings Inc.+            314        2,532           0           --           0           --
Harland (John H.) Co.             543        8,383         550        8,491         997       15,391
Jostens Inc.                      480       11,550         372        8,951         948       22,811
National Presto
  Industries Inc.                 102        3,226          72        2,277           0           --
Newell Rubbermaid Inc.          4,627      106,999       3,756       86,857       8,504      196,655
Pennzoil-Quaker State Co.       1,283       11,226         986        8,628       1,454       12,722
Standard Register Co.             379        5,164         279        3,801           0           --
Tupperware Corp.                1,006       17,291         794       13,647       1,927       33,120
Wallace Computer Services
  Inc.                            263        2,745         277        2,891         718        7,494
Water Pik Technologies
  Inc.+                           165        1,112         143          965         287        1,937
                                       -----------              -----------              -----------
                                           525,782                  441,564                1,020,545
                                       -----------              -----------              -----------
INSURANCE
Percent Of Net Assets                         1.41%                    1.76%                    1.95%
Aetna Inc.                      2,428       99,852       1,961       80,646       4,519      185,844
AFLAC Inc.                      4,848      177,255       4,458      162,996       9,691      354,327
Alleghany Corp.+                  106       19,709         106       19,709          10        1,859
Allmerica Financial Corp.       1,484       61,957       1,214       50,684       1,151       48,054
Allstate Corp.                 13,571      264,634      11,551      225,244      25,189      491,185
AMBAC Financial Group
  Inc.                            952       41,828         971       42,663       3,480      152,902
American Financial Group
  Inc.                            688       14,448         700       14,700       1,837       38,577
American General Corp.          4,152      216,682       3,696      192,885       7,718      402,783
American International
  Group                        26,437    2,338,022      22,197    1,963,047      50,452    4,461,849
American National
  Insurance Co.                   163        9,535         368       21,528         330       19,305
AON Corp.                       4,099       85,812       3,588       75,113       7,671      160,612
Argonaut Group Inc.                 0           --         179        3,401         265        5,035
Chicago Title Corp.               361       16,786         725       33,712         817       37,990
Chubb Corp.                     2,913      143,283       2,470      121,493       5,442      267,678
Cigna Corp.                     3,421      252,513       3,176      234,429       6,320      466,495
Cincinnati Financial
  Corp.                         2,780       83,053       2,365       70,654       5,015      149,823
CNA Financial Corp.+              151        4,077         514       13,878       1,402       37,854
Conseco Inc.                    5,311       77,673       4,375       63,984       9,645      141,058
Everest Re Group Ltd.           1,040       25,545         971       23,850       2,396       58,852
Financial Security
  Assurance Holdings Ltd.         100        4,500           0           --         100        4,500
First American Financial
  Corp.                         1,240       14,415         961       11,172         200        2,325
Fremont General Corp.           1,327        9,621       1,150        8,337       2,473       17,929
Hancock (John) Financial
  Services+                     1,300       20,637           0           --       4,500       71,437
Hartford Financial
  Services Group Inc.           3,730      116,562       3,396      106,125       6,860      214,375
Hartford Life Inc. "A"            100        3,537         100        3,537         100        3,537
Highlands Insurance Group
  Inc.+                           151        1,227         121          983         191        1,552
Horace Mann Educators
  Corp.                         1,240       19,220       1,161       17,995       2,685       41,617
HSB Group Inc.                    556       13,761         546       13,514       1,428       35,343
Jefferson-Pilot Corp.           1,765       91,890       1,462       76,115       3,124      162,643
Leucadia National Corp.           852       18,211         871       18,618       2,308       49,333
Lincoln National Corp.          3,228       89,779       2,910       80,934       5,902      164,149
Loews Corp.                     1,907       84,861       1,567       69,731       3,363      149,653
Marsh & McLennan
  Companies Inc.                4,550      352,056       3,783      292,710       8,450      653,819
MBIA Inc.                       1,802       69,152       1,370       52,574       2,860      109,753
Mercury General Corp.             501       11,366         514       11,661       1,325       30,061
MGIC Investment Corp.           1,911       71,424       1,463       54,680       3,339      124,795
MONY Group Inc.                   200        5,725         100        2,862         400       11,450
Ohio Casualty Corp.             1,102       13,637         928       11,484       2,704       33,462

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
PORTFOLIOS OF INVESTMENTS (CONTINUED)

                                  LifePath Income            LifePath 2010
                           ----------------------  -----------------------
                               Shares       Value      Shares        Value
--------------------------------------------------------------------------
COMMON STOCKS (Continued)

INSURANCE (Continued)

MONY Group Inc.                     0  $       --           0  $        --
Ohio Casualty Corp.               500       6,187         504        6,237
Old Republic
  International Corp.             525       6,136       1,506       17,601
PMI Group Inc. (The)              150       5,447         228        8,279
Progressive Corporation            75       4,462         425       25,287
Protective Life Corp.             100       2,200         692       15,224
Radian Group Inc.                 100       3,469         264        9,157
Reinsurance Group of
  America Inc.                      0          --         528        9,009
Reliance Group Holdings
  Inc.                            100         444         892        3,958
Reliastar Financial Corp.         400      11,175       1,056       29,502
Safeco Corp.                      156       3,276         843       17,703
St. Paul Companies Inc.           164       3,669       1,470       32,891
Torchmark Corp.                   142       2,813         832       16,484
Transatlantic Holdings
  Inc.                            126       8,875         220       15,496
Travelers Property
  Casualty Corp.                    0          --         188        5,945
21st Century Insurance
  Group                             0          --       1,044       18,400
UICI+                             200       1,737         528        4,620
Unitrin Inc.                      300      10,181         604       20,498
UnumProvident Corp.               269       3,598       1,754       23,460
Wesco Financial Corp.               0          --           0           --
White Mountains Insurance
  Group Inc.                        0          --           0           --
                                       ----------              -----------
                                          364,418                2,213,778
                                       ----------              -----------
IRON / STEEL
Percent of Net Assets                        0.02%                    0.03%
AK Steel Holding Corp.             42         349         316        2,627
Allegheny Technologies
  Inc.                             41         694         629       10,654
Bethlehem Steel Corp.+              7          40         603        3,430
LTV Corp.                         900       2,981       1,408        4,664
Nucor Corp.                       121       6,012         499       24,794
Oregon Steel Mills Inc.             0          --           0           --
Ryerson Tull Inc.                 207       2,743         381        5,048
Steel Dynamics Inc.+                0          --         264        4,059
USX-U.S. Steel Group Inc.         126       2,756         455        9,953
                                       ----------              -----------
                                           15,575                   65,229
                                       ----------              -----------
LEISURE TIME
Percent of Net Assets                        0.08%                    0.12%
AMF Bowling Inc.+                   0          --         176          572
Bally Total Fitness
  Holding Corp.+                   26         699          67        1,801
Brunswick Corp.                   126       2,229         595       10,524
Callaway Golf Co.                 296       3,552         950       11,400
Carnival Corp. "A"                570      16,423       4,302      123,951
Galileo International
  Inc.                            200       3,400         240        4,080
Harley-Davidson Inc.              736      50,140       1,670      113,769
Navigant International
  Inc.+                             0          --          81          810
Sabre Holdings Corp.+               0          --         176        7,062
                                       ----------              -----------
                                           76,443                  273,969
                                       ----------              -----------
LODGING
Percent of Net Assets                        0.04%                    0.05%
Choice Hotels
  International Inc.+              59         981         444        7,381
Crestline Capital Corp.+          100       1,812         185        3,353
Extended Stay America
  Inc.+                           400       2,600         880        5,720
Hilton Hotels Corp.               440       3,080       2,206       15,442
Homestead Village Inc.+            75         164          76          166
Interstate Hotels Corp.+           25          78          63          197
Marriott International
  Inc.                            296       8,159       1,412       38,918
Starwood Hotels & Resorts
  Worldwide Inc.                  864      19,386       1,782       39,984
Sunburst Hospitality
  Corp.+                           19          93         147          717
Wyndham International
  Inc. "A"+                       751       1,784       1,911        4,539
                                       ----------              -----------
                                           38,137                  116,417
                                       ----------              -----------

                                     LifePath 2020            LifePath 2030            LifePath 2040
                           -----------------------  -----------------------  -----------------------
                               Shares        Value      Shares        Value      Shares        Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

LODGING (Continued)

MONY Group Inc.                   200  $     5,725         100  $     2,862         400  $    11,450
Ohio Casualty Corp.             1,102       13,637         928       11,484       2,704       33,462
Old Republic
  International Corp.           3,124       36,512       2,824       33,005       6,438       75,244
PMI Group Inc. (The)              621       22,550         504       18,302       1,722       62,530
Progressive Corporation         1,224       72,828         918       54,621       2,101      125,009
Protective Life Corp.           1,302       28,644       1,239       27,258       3,026       66,572
Radian Group Inc.                 526       18,246         536       18,592       1,348       46,759
Reinsurance Group of
  America Inc.                      0           --           0           --         100        1,706
Reliance Group Holdings
  Inc.                          1,778        7,890       1,518        6,736       3,456       15,336
Reliastar Financial Corp.       1,865       52,103       1,796       50,176       4,881      136,363
Safeco Corp.                    2,167       45,507       2,038       42,798       4,378       91,938
St. Paul Companies Inc.         3,898       87,218       3,270       73,166       6,978      156,133
Torchmark Corp.                 2,366       46,876       2,063       40,873       4,304       85,273
Transatlantic Holdings
  Inc.                            366       25,780         437       30,781         836       58,886
Travelers Property
  Casualty Corp.                  300        9,487         268        8,475         500       15,812
21st Century Insurance
  Group                         2,016       35,532       1,864       32,853         288        5,076
UICI+                             877        7,674         804        7,035       2,143       18,751
Unitrin Inc.                    1,402       47,580       1,328       45,069       2,926       99,301
UnumProvident Corp.             3,849       51,480       3,475       46,478       7,043       94,200
Wesco Financial Corp.               0           --           0           --          88       19,778
White Mountains Insurance
  Group Inc.                        0           --           0           --         100       11,025
                                       -----------              -----------              -----------
                                         5,540,152                4,783,866               10,549,507
                                       -----------              -----------              -----------
IRON / STEEL
Percent of Net Assets                         0.05%                    0.05%                    0.06%
AK Steel Holding Corp.            684        5,688         582        4,838       1,366       11,353
Allegheny Technologies
  Inc.                          1,611       27,286       1,406       23,814       2,819       47,747
Bethlehem Steel Corp.+          2,316       13,172       2,002       11,386       3,709       21,095
LTV Corp.                       2,730        9,043       2,511        8,318       6,153       20,382
Nucor Corp.                     1,516       75,326       1,135       56,395       2,582      128,293
Oregon Steel Mills Inc.           262        1,081         178          734           0           --
Ryerson Tull Inc.               1,298       17,198       1,132       14,999       2,371       31,416
Steel Dynamics Inc.+              526        8,087         357        5,489         983       15,114
USX-U.S. Steel Group Inc.       1,599       34,978       1,069       23,384       2,147       46,966
                                       -----------              -----------              -----------
                                           191,859                  149,357                  322,366
                                       -----------              -----------              -----------
LEISURE TIME
Percent of Net Assets                         0.15%                    0.18%                    0.21%
AMF Bowling Inc.+                 451        1,466         368        1,196         807        2,623
Bally Total Fitness
  Holding Corp.+                  162        4,354         104        2,795         197        5,294
Brunswick Corp.                 1,792       31,696       1,225       21,667       2,595       45,899
Callaway Golf Co.               1,816       21,792       1,846       22,152       3,935       47,220
Carnival Corp. "A"             10,470      301,667       8,659      249,487      19,378      558,329
Galileo International
  Inc.                            777       13,209         793       13,481       1,855       31,535
Harley-Davidson Inc.            2,921      198,993       2,657      181,008       6,100      415,562
Navigant International
  Inc.+                           168        1,680         144        1,440         422        4,220
Sabre Holdings Corp.+             351       14,084         268       10,753         442       17,735
                                       -----------              -----------              -----------
                                           588,941                  503,979                1,128,417
                                       -----------              -----------              -----------
LODGING
Percent of Net Assets                         0.07%                    0.09%                    0.11%
Choice Hotels
  International Inc.+           1,069       17,772         720       11,970       1,175       19,534
Crestline Capital Corp.+          298        5,401         428        7,757         992       17,980
Extended Stay America
  Inc.+                         1,765       11,472       1,618       10,517       3,745       24,342
Hilton Hotels Corp.             5,475       38,325       5,223       36,561      12,006       84,042
Homestead Village Inc.+           188          411         201          440         266          582
Interstate Hotels Corp.+          214          669         206          644         331        1,034
Marriott International
  Inc.                          4,165      114,798       3,306       91,122       7,482      206,223
Starwood Hotels & Resorts
  Worldwide Inc.                3,390       76,063       3,297       73,976       9,493      212,999
Sunburst Hospitality
  Corp.+                          422        2,057         340        1,657         458        2,233
Wyndham International
  Inc. "A"+                     3,624        8,607       3,287        7,807       7,531       17,886
                                       -----------              -----------              -----------
                                           275,575                  242,451                  586,855
                                       -----------              -----------              -----------

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
PORTFOLIOS OF INVESTMENTS (Continued)

                                  LifePath Income            LifePath 2010
                           ----------------------  -----------------------
                               Shares       Value      Shares        Value
--------------------------------------------------------------------------
COMMON STOCKS (Continued)

MACHINERY

Percent of Net Assets                        0.09%                    0.17%
AGCO Corp.                        300  $    3,300         792  $     8,712
Briggs & Stratton Corp.            42       1,404         158        5,283
Caterpillar Inc.                  310      10,869       2,209       77,453
Cognex Corp.+                       0          --         264       11,599
Cummins Engine Company
  Inc.                             25         833         288        9,594
Deere & Co.                       189       6,757       1,794       64,135
Dover Corp.                       185       7,134       1,493       57,574
Flowserve Corp.                   200       2,300         528        6,072
Harnischfeger Industries
  Inc.+                            40          30         175          131
Imation Corp.+                    276       8,539         454       14,046
Ingersoll-Rand Co.                172       6,590       1,180       45,209
Magnetek Inc.+                      0          --           0           --
McDermott International
  Inc.                              0          --         346        3,244
NACCO Industries Inc.               0          --          48        2,085
Nordson Corp.                     214       8,293         141        5,464
Presstek Inc.+                    200       4,750         352        8,360
Rockwell International
  Corp.                           210       9,503       1,404       63,531
Stewart & Stevenson
  Services Inc.                   364       3,572         334        3,277
Tecumseh Products Co. "A"         241      10,393         167        7,202
Unova Inc.+                        34         393         382        4,417
                                       ----------              -----------
                                           84,660                  397,388
                                       ----------              -----------
MANUFACTURERS
Percent of Net Assets                        0.62%                    1.56%
Carlisle Companies Inc.           200       6,625         152        5,035
Cooper Industries Inc.            123       3,721         734       22,203
Corning Inc.                      185      34,780       1,218      228,984
Crane Co.                          20         398         507       10,077
Danaher Corp.                     190       7,754         687       28,038
Eastman Kodak Co.                 233      13,354       2,232      127,922
Eaton Corp.                        76       5,695         459       34,396
Federal Signal Corp.              498       7,439         431        6,438
FMC Corp.+                          2          97         223       10,774
General Electric Co.            2,503     330,865      16,732    2,211,761
Harsco Corp.                      238       5,905         434       10,769
Illinois Tool Works Inc.          290      14,989       1,787       92,366
ITT Industries Inc.               126       3,056         731       17,727
Lancaster Colony Corp.            107       3,183         231        6,872
Mark IV Industries Inc.           247       4,940         556       11,120
Mascotech Inc.                      0          --         264        3,696
Minnesota Mining &
  Manufacturing Co.               395      34,809       2,515      221,634
National Service
  Industries Inc.                  39         800         322        6,601
NCH Corp.                           0          --           0           --
Newport News Shipbuilding
  Inc.                             64       1,812         257        7,276
Pall Corp.                         13         257         642       12,679
Pentair Inc.                      200       6,875         240        8,250
Pittston Brink's Group            352       6,292         614       10,975
Polaroid Corp.                     34         852         327        8,195
PPG Industries Inc.               185       9,134       1,289       63,644
Teleflex Inc.                     350       9,888         240        6,780
Textron Inc.                      127       7,747         949       57,889
Trinity Industries Inc.           222       4,912         363        8,031
Tyco International Ltd.         1,444      54,782       8,504      322,621
U.S. Industries Inc.              427       4,884       1,246       14,251
                                       ----------              -----------
                                          585,845                3,577,004
                                       ----------              -----------
MEDIA
Percent of Net Assets                        0.91%                    1.59%
Adelphia Communications
  "A"+                              0          --           0           --
AMFM Inc.+                        500      30,688       1,220       74,877
AT&T - Liberty Media
  Group "A"+                    6,010     314,023      12,444      650,199

                                     LifePath 2020            LifePath 2030            LifePath 2040
                           -----------------------  -----------------------  -----------------------
                               Shares        Value      Shares        Value      Shares        Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

MEDIA (Continued)

MACHINERY
Percent of Net Assets                         0.24%                    0.30%                    0.31%
AGCO Corp.                      1,590  $    17,490       1,528  $    16,808       3,480  $    38,280
Briggs & Stratton Corp.           442       14,779         449       15,013         644       21,534
Caterpillar Inc.                6,120      214,582       5,268      184,709      11,074      388,282
Cognex Corp.+                     614       26,978         536       23,550       1,248       54,834
Cummins Engine Company
  Inc.                            621       20,687         509       16,956         881       29,348
Deere & Co.                     4,165      148,899       3,602      128,772       7,070      252,752
Dover Corp.                     3,602      138,902       3,138      121,009       7,294      281,275
Flowserve Corp.                 1,152       13,248         982       11,293       2,231       25,656
Harnischfeger Industries
  Inc.+                           913          685         684          513       1,450        1,088
Imation Corp.+                    615       19,027         653       20,202       1,528       47,273
Ingersoll-Rand Co.              2,912      111,566       2,477       94,900       4,892      187,425
Magnetek Inc.+                    322        2,777           0           --           0           --
McDermott International
  Inc.                            853        7,997       1,022        9,581       1,718       16,106
NACCO Industries Inc.             147        6,385         149        6,472         179        7,775
Nordson Corp.                     257        9,959         186        7,207         340       13,175
Presstek Inc.+                    451       10,711         457       10,854         630       14,962
Rockwell International
  Corp.                         3,279      148,375       2,913      131,813       5,796      262,269
Stewart & Stevenson
  Services Inc.                   434        4,259         326        3,199         846        8,301
Tecumseh Products Co. "A"         302       13,024         222        9,574         381       16,431
Unova Inc.+                     1,027       11,875         730        8,441       1,567       18,118
                                       -----------              -----------              -----------
                                           942,205                  820,866                1,684,884
                                       -----------              -----------              -----------
MANUFACTURERS
Percent of Net Assets                         2.62%                    3.13%                    4.00%
Carlisle Companies Inc.           501       16,596         514       17,026       1,413       46,806
Cooper Industries Inc.          2,053       62,103       1,600       48,400       3,377      102,154
Corning Inc.                    3,958      744,104       3,163      594,644       8,556    1,608,528
Crane Co.                         997       19,815         796       15,821       1,982       39,392
Danaher Corp.                   2,343       95,624       1,845       75,299       4,591      187,370
Eastman Kodak Co.               5,766      330,464       4,626      265,128       9,936      569,457
Eaton Corp.                     1,229       92,098         959       71,865       2,154      161,415
Federal Signal Corp.              707       10,561         716       10,695       1,672       24,975
FMC Corp.+                        608       29,374         566       27,345         723       34,930
General Electric Co.           48,914    6,465,819      40,508    5,354,651     105,612   13,960,586
Harsco Corp.                      982       24,366       1,012       25,110       2,391       59,327
Illinois Tool Works Inc.        5,044      260,712       4,228      218,535       9,398      485,759
ITT Industries Inc.             2,121       51,434       1,594       38,654       3,282       79,588
Lancaster Colony Corp.            681       20,260         657       19,546       1,759       52,330
Mark IV Industries Inc.         1,126       22,520         948       18,960       2,298       45,960
Mascotech Inc.                      0           --         357        4,998         807       11,298
Minnesota Mining &
  Manufacturing Co.             6,837      602,511       5,659      498,699      12,716    1,120,598
National Service
  Industries Inc.                 646       13,243         559       11,459         944       19,352
NCH Corp.                         109        4,319          79        3,130           0           --
Newport News Shipbuilding
  Inc.                            539       15,260         415       11,750         847       23,981
Pall Corp.                      2,220       43,845       1,783       35,214       3,608       71,258
Pentair Inc.                      756       25,987         609       20,934       1,766       60,706
Pittston Brink's Group          1,341       23,970       1,115       19,931       2,732       48,834
Polaroid Corp.                    686       17,193         632       15,839       1,027       25,739
PPG Industries Inc.             2,888      142,595       2,521      124,474       5,351      264,206
Teleflex Inc.                     596       16,837         593       16,752       1,678       47,403
Textron Inc.                    2,626      160,186       2,284      139,324       5,138      313,418
Trinity Industries Inc.           956       21,151         903       19,979       2,213       48,963
Tyco International Ltd.        24,786      940,319      20,066      761,254      53,582    2,032,767
U.S. Industries Inc.            2,439       27,896       2,236       25,574       5,279       60,379
                                       -----------              -----------              -----------
                                        10,301,162                8,510,990               21,607,479
                                       -----------              -----------              -----------
MEDIA
Percent of Net Assets                         2.27%                    2.86%                    3.31%
Adelphia Communications
  "A"+                            200       10,987         200       10,987         300       16,481
AMFM Inc.+                      2,404      147,545       1,954      119,927       6,606      405,443
AT&T - Liberty Media           21,050    1,099,862      19,950    1,042,387      47,794    2,497,236
  Group "A"+

MASTER INVESTMENT PORTFOLIO - LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investment (Continued)

                                                             LifePath Income            LifePath 2010
                                                       ---------------------   ----------------------
                                                         Shares        Value     Shares         Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

MEDIA (Continued)

AT&T - Liberty Media Group "B"+                               0          --           0           --
Belo (A.H.) Corp.                                           312       4,017         850       10,944
Cablevision Systems Corp.+                                    0          --         780       50,066
CBS Corp.+                                                  526      31,330       4,740      282,326
Central Newspapers Inc. "A"                                 200       5,713          76        2,171
Charter Communications Inc.+                                  0          --           0           --
Chris-Craft Industries Inc.+                                123       8,062         243       15,992
Clear Channel Communications Inc.+                          233      15,524       2,081      138,647
Comcast Corp. "A"                                           270      11,475       4,148      176,290
Disney (Walt) Co.                                         1,549      51,892      13,061      437,543
Dow Jones & Co. Inc.                                         94       5,863         548       34,182
Fox Entertainment Group Inc.+                               100       2,631         200        5,262
Gannett Co. Inc.                                            298      19,426       1,630      106,256
Harcourt General Inc.                                        79       2,721         457       15,738
Hearst-Argyle Television Inc.+                              300       6,244         704       14,652
Hispanic Broadcasting Corp.+                                100       9,344         252       23,546
Houghton Mifflin Co.                                        304      12,103         211        8,400
Infinity Broadcasting Corp.+                                437      13,957         975       31,139
Jones Intercable Inc. "A"+                                    0          --           0           --
Knight Ridder Inc.                                          124       5,813         562       26,344
Lee Enterprises Inc.                                        498      10,365           0           --
McGraw-Hill Companies Inc.                                  202      10,277       1,150       58,506
Media General Inc. "A"                                      280      14,473         194       10,027
MediaOne Group Inc.+                                        470      36,895       3,885      304,972
Meredith Corp.                                               82       2,347         404       11,565
New York Times Co. "A"                                      162       6,845       1,313       55,474
Primedia Inc.+                                                0          --          76        1,411
Readers Digest Association "A"                              300      10,313       1,056       36,300
Readers Digest Association "B"                              200       5,950         264        7,854
Scholastic Corp.+                                           200      10,363         176        9,119
Scripps (E.W.) Company                                      200       8,625         264       11,385
TCI Satellite Entertainment Group "A"+                      107       1,351         477        6,022
Time Warner Inc.                                          1,244     106,362       7,371      630,220
Times Mirror Co. "A"                                        117       5,967         324       16,524
Tribune Co.                                                 232       9,034       1,544       60,120
TV Guide Inc.+                                                0          --           0           --
UnitedGlobalCom Inc. "A"+                                     0          --           0           --
Univision Communications Inc.+                                0          --          64        6,520
USA Networks Inc.+                                        1,044      23,425       1,258       28,226
Viacom Inc. "B"+                                            464      25,868       4,510      251,432
Washington Post Company (The) "B"                            27      13,169          88       42,922
Ziff-Davis Inc.+                                              0          --         152        2,888
                                                                 ----------              -----------
                                                                    852,455                3,656,061
                                                                 ----------              -----------
METAL FABRICATE / HARDWARE
Percent of Net Assets                                                  0.01%                    0.01%
Circor International Inc.+                                  154       2,041           0           --
Kaydon Corp.                                                  0          --           0           --
Lawson Products Inc.                                          0          --           0           --
Precision Castparts Corp.                                   100       2,581         264        6,814
Timken Co.                                                   42         601         370        5,296
Worthington Industries Inc.                                  77       1,020         452        5,989
                                                                 ----------              -----------
                                                                      6,243                   18,099
                                                                 ----------              -----------
METALS-DIVERSIFIED
Percent of Net Assets                                                  0.04%                    0.10%
Alcoa Inc.                                                  378      25,893       2,340      160,290
Freeport-McMoRan Copper & Gold Inc.+                         16         220         357        4,909
MAXXAM Inc.+                                                  0          --           0           --
Phelps Dodge Corp.                                          125       5,891         614       28,935
Reynolds Metals Co.                                          49       3,112         476       30,226

                                                              lifepath 2020            lifepath 2030            lifepath 2040
                                                    -----------------------  -----------------------  -----------------------
                                                        shares        value      shares        value      shares        value
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

AMFM Inc.+                                               2,404  $   147,545       1,954  $   119,927       6,606  $   405,443
AT&T - Liberty Media Group "A"+                         21,050    1,099,862      19,950    1,042,387      47,794    2,497,236
AT&T - Liberty Media Group "B"+                              0           --           0           --         100        5,650
Belo (A.H.) Corp.                                        1,778       22,892       1,575       20,278       3,792       48,822
Cablevision Systems Corp.+                               1,590      102,058       1,886      121,058         500       32,094
CBS Corp.+                                              13,018      775,385      10,997      655,009      24,243    1,443,974
Central Newspapers Inc. "A"                                151        4,313         693       19,794       1,943       55,497
Charter Communications Inc.+                                 0           --           0           --         200        3,512
Chris-Craft Industries Inc.+                               457       30,076         316       20,797         211       13,887
Clear Channel Communications Inc.+                       5,784      385,359       4,742      315,936      10,677      711,355
Comcast Corp. "A"                                       12,580      534,650       9,964      423,470      27,130    1,153,025
Disney (Walt) Co.                                       35,193    1,178,966      29,524      989,054      65,903    2,207,750
Dow Jones & Co. Inc.                                     1,170       72,979       1,259       78,530       2,455      153,131
Fox Entertainment Group Inc.+                              600       15,787         400       10,525         800       21,050
Gannett Co. Inc.                                         4,691      305,795       3,886      253,319       8,709      567,718
Harcourt General Inc.                                    1,074       36,986         876       30,167       1,888       65,018
Hearst-Argyle Television Inc.+                           1,327       27,618       1,250       26,016       2,773       57,713
Hispanic Broadcasting Corp.+                               514       48,027         725       67,742       1,137      106,238
Houghton Mifflin Co.                                       403       16,044         277       11,028         886       35,274
Infinity Broadcasting Corp.+                             2,205       70,422       2,792       89,170       5,743      183,417
Jones Intercable Inc. "A"+                                 100        5,856         100        5,856         100        5,856
Knight Ridder Inc.                                       1,374       64,406       1,051       49,266       2,448      114,750
Lee Enterprises Inc.                                       621       12,925         455        9,470           0           --
McGraw-Hill Companies Inc.                               3,300      167,887       2,654      135,022       5,980      304,232
Media General Inc. "A"                                     359       18,556         259       13,387         503       25,999
MediaOne Group Inc.+                                    10,394      815,929       8,812      691,742      19,475    1,528,787
Meredith Corp.                                             711       20,352         698       19,980       1,371       39,245
New York Times Co. "A"                                   3,067      129,581       2,774      117,201       5,601      236,642
Primedia Inc.+                                             151        2,803         168        3,119         895       16,613
Readers Digest Association "A"                           2,028       69,712       1,975       67,891       3,998      137,431
Readers Digest Association "B"                             263        7,824         268        7,973         630       18,743
Scholastic Corp.+                                          175        9,067         179        9,274         353       18,290
Scripps (E.W.) Company                                     514       22,166         725       31,266       1,237       53,346
TCI Satellite Entertainment Group "A"+                   1,008       12,726         788        9,949       1,649       20,819
Time Warner Inc.                                        18,963    1,621,336      16,014    1,369,197      41,092    3,513,366
Times Mirror Co. "A"                                     1,064       54,264         829       42,279       2,141      109,191
Tribune Co.                                              4,128      160,734       3,980      154,971       7,208      280,662
TV Guide Inc.+                                               0           --           0           --         400       18,850
UnitedGlobalCom Inc. "A"+                                  200       20,900         200       20,900         200       20,900
Univision Communications Inc.+                             438       44,621         346       35,249         983      100,143
USA Networks Inc.+                                       2,478       55,600       2,222       49,856      10,690      239,857
Viacom Inc. "B"+                                        11,834      659,746      10,188      567,981      22,170    1,235,977
Washington Post Company (The) "B"                          158       77,064         119       58,042          87       42,434
Ziff-Davis Inc.+                                           414        7,866         525        9,975       1,513       28,747
                                                                -----------              -----------              -----------
                                                                  8,947,672                7,785,040               17,895,165
                                                                -----------              -----------              -----------
METAL FABRICATE / HARDWARE
Percent of Net Assets                                                  0.02%                    0.02%                    0.02%
Circor International Inc.+                                 203        2,690         149        1,974           0           --
Kaydon Corp.                                               438       10,074           0           --           0           --
Lawson Products Inc.                                       173        3,892           0           --           0           --
Precision Castparts Corp.                                  526       13,577         547       14,119       1,160       29,942
Timken Co.                                                 800       11,450         663        9,489       1,719       24,603
Worthington Industries Inc.                              1,715       22,724       1,304       17,278       2,732       36,199
                                                                -----------              -----------              -----------
                                                                     64,407                   42,860                   90,744
                                                                -----------              -----------              -----------
METALS-DIVERSIFIED
Percent of Net Assets                                                  0.15%                    0.20%                    0.21%
Alcoa Inc.                                               6,192      424,152       5,556      380,586      11,844      811,314
Freeport-McMoRan Copper & Gold Inc.+                     2,788       38,335       2,267       31,171       4,961       68,214
MAXXAM Inc.+                                               112        3,290           0           --           0           --
Phelps Dodge Corp.                                       1,271       59,896       1,221       57,540       2,542      119,792
Reynolds Metals Co.                                      1,054       66,929         871       55,309       2,804      132,334


MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments (Continued)

                                                       lifepath income            lifepath 2010
                                                ----------------------  -----------------------
                                                    shares       value      shares        value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

METALS-DIVERSIFIED (Continued)

USEC Inc.                                              400  $    1,425       1,308   $    4,660
                                                            ----------              -----------
                                                                36,541                  229,020
                                                            ----------              -----------
MINING
Percent of Net assets                                             0.00%                    0.02%
Battle Mountain Gold Co.+                              137         291       1,287        2,735
Homestake Mining Company                                42         273       1,212        7,878
Newmont Mining Corp.                                    87       1,914       1,371       30,333
                                                            ----------              -----------
                                                                 2,478                   40,946
                                                            ----------              -----------
OFFICE / BUSINESS EQUIPMENT
Percent of Net Assets                                             0.02%                    0.08%
HON Industries Inc.                                      6         111         651       12,003
Lanier Worldwide Inc.+                                   0          --         597        1,679
Miller (Herman) Inc.                                   376       7,708       1,079       22,119
Pitney Bowes Inc.                                       66       3,267       1,261       62,419
Xerox Corp.                                            420       9,109       3,842       83,323
                                                            ----------              -----------
                                                                20,195                  181,543
                                                            ----------              -----------
OIL & GAS PRODUCERS
Percent of Net Assets                                             0.52%                    1.47%
Amerada Hess Corp.                                     122       6,169         505       25,534
Anadarko Petroleum Corp.                               162       4,982         715       21,986
Apache Corp.                                            96       3,504         618       22,557
Atlantic Richfield Co.                                 233      16,543       2,035      144,485
Burlington Resources Inc.                              194       5,359       1,151       31,796
Chesapeake Energy Corp.+                                 0          --         352        1,034
Chevron Corp.                                          560      41,825       4,180      312,194
Coastal Corp.                                          144       6,057       1,318       55,438
Conoco Inc.                                              0          --       3,570       70,284
Conoco Inc. "B"                                          0          --         200        3,837
Devon Energy Corp.                                      14         522         358       13,336
Diamond Offshore Drilling Inc.                         100       3,175         880       27,940
EEX Corp.+                                              45         110         355          865
ENSCO International Inc.                               500      15,125       1,748       52,877
EOG Resources Inc.                                     100       1,525         980       14,945
Exxon Mobil Corp.                                    2,748     206,959      23,181    1,745,819
Global Marine Inc.+                                    600      13,463       1,889       42,384
Helmerich & Payne Inc.                                   0          --         390       10,384
Kerr-McGee Corp.                                        97       4,341         418       18,705
McMoRan Exploration Co.+                                46         920          41          820
Murphy Oil Corp.                                       293      14,833         310       15,694
Nabors Industries Inc.+                                400      14,350       1,132       40,610
Noble Affiliates Inc.                                   38         855         642       14,445
Noble Drilling Corp.+                                  600      21,600       1,660       59,760
Occidental Petroleum Corp.                             100       1,606       2,205       35,418
Ocean Energy Inc.+                                     891       9,523       1,961       20,958
Parker Drilling Co.+                                     0          --           0           --
Phillips Petroleum Co.                                 169       6,464       1,919       73,402
Pioneer Natural Resources Co.+                         476       3,957       1,329       11,047
Pogo Producing Co.                                     300       6,938         264        6,105
Pride International Inc.+                                0          --         352        5,214
R&B Falcon Corporation+                                172       2,655       1,231       19,004
Rowan Companies Inc.+                                   66       1,658         469       11,784
Santa Fe Snyder Corp.+                                  83         623         712        5,340
Sunoco Inc.                                            105       2,592         518       12,788
Texaco Inc.                                            502      23,814       3,471      164,656
Tosco Corp.                                            261       6,982       1,585       42,399
Transocean Sedco Forex Inc.                            241       9,504       1,625       64,086
TransTexas Gas Corporation+                              0          --           0           --
Ultramar Diamond Shamrock Corp.                        410       8,892         916       19,866
Union Pacific Resources Group                           42         375       1,553       13,880

                                                             LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                                                   -----------------------  -----------------------  -----------------------
                                                       SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
OIL & GAS PRODUCERS (CONTINUED)

Phelps Dodge Corp.                                      1,271  $    59,896       1,221  $    57,540       2,542  $   119,792
Reynolds Metals Co.                                     1,054       66,929         871       55,309       2,084      132,334
USEC Inc.                                               2,542        9,056       2,289        8,155       5,299       18,878
                                                               -----------              -----------              -----------
                                                                   601,658                  532,761                1,150,532
                                                               -----------              -----------              -----------
MINING
Percent of Net assets                                                 0.02%                    0.03%                    0.03%
Battle Mountain Gold Co.+                               3,666        7,790       3,020        6,418       6,486       13,783
Homestake Mining Company                                3,586       23,309       3,016       19,604       5,811       37,771
Newmont Mining Corp.                                    2,763       61,120       2,533       56,043       5,496      121,599
                                                               -----------              -----------              -----------
                                                                    92,219                   82,065                  173,153
                                                               -----------              -----------              -----------
OFFICE / BUSINESS EQUIPMENT
Percent of Net Assets                                                 0.13%                    0.15%                    0.18%
HON Industries Inc.                                     1,399       25,794       1,068       19,691       2,635       48,583
Lanier Worldwide Inc.+                                  1,290        3,628       1,043        2,933       1,972        5,546
Miller (Herman) Inc.                                    2,476       50,758       2,246       46,043       4,840       99,220
Pitney Bowes Inc.                                       4,033      199,633       3,089      152,906       7,849      388,526
Xerox Corp.                                            11,150      241,816       9,204      199,612      20,720      449,365
                                                               -----------              -----------              -----------
                                                                   521,629                  421,185                  991,240
                                                               -----------              -----------              -----------
OIL & GAS PRODUCERS
Percent of Net Assets                                                 2.17%                    2.66%                    2.99%
Amerada Hess Corp.                                      1,664       84,136       1,211       61,231       2,623      132,625
Anadarko Petroleum Corp.                                1,992       61,254       1,633       50,215       3,572      109,839
Apache Corp.                                            1,876       68,474       1,418       51,757       3,219      117,494
Atlantic Richfield Co.                                  5,437      386,027       4,537      322,127      10,225      725,975
Burlington Resources Inc.                               3,553       98,152       2,834       78,289       6,522      180,170
Chesapeake Energy Corp.+                                  976        2,867         546        1,604         984        2,891
Chevron Corp.                                          11,163      833,737       9,351      698,403      20,899    1,560,894
Coastal Corp.                                           3,567      150,037       3,030      127,449       6,545      275,299
Conoco Inc.                                            10,500      206,719       8,590      169,116      19,480      383,513
Conoco Inc. "B"                                           900       17,269         400        7,675         900       17,269
Devon Energy Corp.                                        832       30,992         800       29,800       1,759       65,523
Diamond Offshore Drilling Inc.                          1,665       52,864       1,507       47,847       3,656      116,078
EEX Corp.+                                                664        1,619         797        1,943       1,633        3,980
ENSCO International Inc.                                3,519      106,450       3,293       99,613       7,389      223,517
EOG Resources Inc.                                      1,765       26,916       1,618       24,675       3,745       57,111
Exxon Mobil Corp.                                      59,117    4,452,249      50,246    3,784,152     110,827    8,346,658
Global Marine Inc.+                                     4,107       92,151       3,564       79,967       8,523      191,235
Helmerich & Payne Inc.                                    785       20,901         630       16,774       1,345       35,811
Kerr-McGee Corp.                                        1,524       68,199       1,136       50,836       2,741      122,660
McMoRan Exploration Co.+                                   79        1,580          41          820          79        1,580
Murphy Oil Corp.                                          832       42,120         779       39,437       2,293      116,083
Nabors Industries Inc.+                                 2,266       81,293       2,058       73,831       4,893      175,536
Noble Affiliates Inc.                                   1,391       31,297       1,112       25,020       2,679       60,278
Noble Drilling Corp.+                                   3,256      117,216       3,025      108,900       6,748      242,928
Occidental Petroleum Corp.                              6,052       97,210       4,944       79,413      10,995      176,607
Ocean Energy Inc.+                                      3,682       39,351       3,588       38,347       7,694       82,230
Parker Drilling Co.+                                      840        3,360         652        2,608           0           --
Phillips Petroleum Co.                                  4,481      171,398       3,805      145,541       7,774      297,356
Pioneer Natural Resources Co.+                          2,509       20,856       2,319       19,277       5,148       42,793
Pogo Producing Co.                                        526       12,164         446       10,314       1,072       24,790
Pride International Inc.+                                 701       10,384         714       10,576       1,602       23,730
R&B Falcon Corporation+                                 2,744       42,360       2,387       36,849       5,637       87,021
Rowan Companies Inc.+                                   1,359       34,145         997       25,050       2,269       57,009
Santa Fe Snyder Corp.+                                  1,843       13,822       1,406       10,545       3,196       23,970
Sunoco Inc.                                             1,653       40,808       1,191       29,403       2,537       62,632
Texaco Inc.                                             9,427      447,193       7,818      370,866      17,503      830,299
Tosco Corp.                                             3,330       89,077       3,212       85,921       7,080      189,390
Transocean Sedco Forex Inc.                             3,391      133,733       2,978      117,445       6,903      272,237
TransTexas Gas Corporation+                                 0           --           0           --         265          124
Ultramar Diamond Shamrock Corp.                         1,715       37,194       2,264       49,101       4,827      104,686
Union Pacific Resources Group                           4,128       36,894       3,717       33,221       7,073       63,215

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIO
FEBRUARY 29, 2000
Portfolio of Investments (Continued)

                                                    LifePath Income            LifePath 2010
                                                  -----------------       ------------------
                                                  Shares      Value       Shares       Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

OIL & GAS PRODUCERS (Continued)

Unocal Corp.                                        104  $    2,782       1,586  $    42,425
USX-Marathon Group Inc.                             255       5,514       1,980       42,818
Valero Energy Corp.                                 180       4,590         778       19,839
Vastar Resources Inc.                               200      10,613         264       14,009
                                                         ----------              -----------
                                                            491,299                3,372,767
                                                         ----------              -----------
OIL & GAS SERVICES
Percent of Net Assets                                          0.14%                    0.26%
Baker Hughes Inc.                                    99       2,562       1,890       48,904
BJ Services Co.+                                    300      17,119       1,068       60,943
Cooper Cameron Corp.+                               200      11,050         416       22,984
Friede Goldman Halter Inc.+                         155         814         148          777
Halliburton Co.                                     465      17,757       2,555       97,569
Input/Output Inc.+                                  500       3,031         440        2,668
Schlumberger Ltd.                                   461      34,056       3,455      255,238
Smith International Inc.+                           214      13,415         616       38,616
Tidewater Inc.                                      265       7,503         848       24,009
Varco International Inc.+                           584       6,461         440        4,868
Weatherford International Inc.+                     380      17,100       1,122       50,490
                                                         ----------              -----------
                                                            130,868                  607,066
                                                         ----------              -----------
PACKAGING & CONTAINERS
Percent of Net Assets                                          0.04%                    0.05%
American National Can Group Inc.                      0          --         100        1,000
Ball Corp.                                           44       1,185         281        7,569
Bemis Co.                                            42       1,250         428       12,733
Crown Cork & Seal Co. Inc.                           65         910         714        9,996
Longview Fibre Co.                                  554       7,548         475        6,472
Owens-Illinois Inc.+                                136       1,879       1,098       15,166
Pactiv Corp.+                                         8          67       1,065        8,853
Sealed Air Corp.+                                   177       8,795         405       20,123
Smurfit-Stone Container Corp.+                      486       6,622         804       10,955
Sonoco Products Co.                                 426       7,854       1,012       18,659
                                                         ----------              -----------
                                                             36,110                  111,526
                                                         ----------              -----------
PHARMACEUTICALS
Percent of Net Assets                                          0.53%                    1.73%
Abbott Laboratories                                 783      25,643       6,834      223,814
Alza Corp.+                                          87       3,192         464       17,023
American Home Products Corp.                        595      25,883       8,193      356,396
Amerisource Health Corp. "A"+                         0          --         100        1,456
Bergen Brunswig Corp. "A"                           559       2,760       1,292        6,379
Bristol-Myers Squibb Co.                          1,058      60,108       9,508      540,173
Cardinal Health Inc.                                311      12,829       2,022       83,408
Dentsply International Inc.                         200       5,125         516       13,223
Dura Pharmaceuticals Inc.+                            0          --         440        6,105
Forest Laboratories Inc. "A"+                       264      18,035         639       43,652
Genzyme Molecular Oncology+                          35         917          96        2,562
Gilead Sciences Inc.+                                 0          --           0           --
ICN Pharmaceuticals Inc.                            300       5,963       1,073       21,326
Interneuron Pharmaceuticals Inc.+                     0          --         352        1,430
IVAX Corporation+                                 1,695      38,561       1,487       33,818
Lilly (Eli) and Company                             494      29,362       5,121      304,379
MedImmune Inc.+                                       0          --         328       65,108
Merck & Co. Inc.                                  1,236      76,091      11,452      705,014
Mylan Laboratories Inc.                             603      13,869       1,282       29,486
Omnicare Inc.                                       300       2,756       1,044        9,592
Perrigo Co.+                                        812       5,963         484        3,554
Pfizer Inc.                                       2,445      78,546      18,822      604,657
Pharmacia & Upjohn Inc.                             407      19,383       3,110      148,114
Rexall Sundown Inc.+                                100       1,494         628        9,420
Schering-Plough Corp.                               761      26,540       6,988      243,707

                                                            LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                                                  -----------------------  -----------------------  -----------------------
                                                      SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

PHARMACEUTICALS (Continued)

Ultramar Diamond Shamrock Corp.                        1,715  $    37,194       2,264  $    49,101       4,827  $   104,686
Union Pacific Resources Group                          4,128       36,894       3,717       33,221       7,073       63,215
Unocal Corp.                                           3,980      106,465       3,381       90,442       7,314      195,650
USX-Marathon Group Inc.                                5,189      112,212       4,106       88,792       9,367      202,561
Valero Energy Corp.                                    1,483       37,816       1,236       31,518       3,003       76,577
Vastar Resources Inc.                                    338       17,935         446       23,666         783       41,548
                                                              -----------              -----------              -----------
                                                                8,538,896                7,250,376               16,119,372
                                                              -----------              -----------              -----------
OIL & GAS SERVICES
Percent of Net Assets                                                0.39%                    0.48%                    0.56%
Baker Hughes Inc.                                      5,488      142,002       4,506      116,593      13,721      355,031
BJ Services Co.+                                       2,041      116,465       1,896      108,191       4,310      245,939
Cooper Cameron Corp.+                                  1,140       62,985       1,061       58,620       2,385      131,771
Friede Goldman Halter Inc.+                              250        1,312         231        1,213         389        2,042
Halliburton Co.                                        7,444      284,268       6,161      235,273      13,789      526,567
Input/Output Inc.+                                       976        5,917         725        4,395       1,072        6,499
Schlumberger Ltd.                                      9,341      690,066       7,813      577,185      17,513    1,293,773
Smith International Inc.+                              1,337       83,813       1,095       68,643       2,696      169,006
Tidewater Inc.                                         1,724       48,811       1,426       40,374       3,484       98,641
Varco International Inc.+                              1,019       11,273         846        9,359       1,878       20,775
Weatherford International Inc.+                        2,120       95,400       2,113       95,085       4,267      192,015
                                                              -----------              -----------              -----------
                                                                1,542,312                1,314,931                3,042,059
                                                              -----------              -----------              -----------
PACKAGING & CONTAINERS
Percent of Net Assets                                                0.07%                    0.09%                    0.10%
American National Can Group Inc.                           0           --           0           --           0           --
Ball Corp.                                               522       14,061         518       13,954         529       14,250
Bemis Co.                                                750       22,312         762       22,670       1,459       43,405
Crown Cork & Seal Co. Inc.                             2,099       29,386       1,710       23,940       3,697       51,758
Longview Fibre Co.                                       780       10,627         513        6,990       1,275       17,372
Owens-Illinois Inc.+                                   2,591       35,788       2,291       31,644       4,690       64,781
Pactiv Corp.+                                          2,903       24,131       2,482       20,632       4,872       40,499
Sealed Air Corp.+                                        912       45,315         829       41,191       2,268      112,691
Smurfit-Stone Container Corp.+                         3,337       45,467       2,712       36,951       6,314       86,028
Sonoco Products Co.                                    1,823       33,612       2,018       37,207       5,617      103,563
                                                              -----------              -----------              -----------
                                                                  260,699                  235,179                  534,347
                                                              -----------              -----------              -----------
PHARMACEUTICALS
Percent of Net Assets                                                2.89%                    3.46%                    4.52%
Abbott Laboratories                                   22,436      734,779      18,059      591,432      48,487    1,587,949
Alza Corp.+                                            1,688       61,929       1,231       45,162       2,911      106,797
American Home Products Corp.                          22,328      971,268      18,690      813,015      41,691    1,813,559
Amerisource Health Corp. "A"+                            300        4,369         200        2,913         400        5,825
Bergen Brunswig Corp. "A"                              2,335       11,528       2,728       13,470       5,886       29,062
Bristol-Myers Squibb Co.                              29,304    1,664,834      24,020    1,364,636      63,382    3,600,890
Cardinal Health Inc.                                   4,983      205,549       3,954      163,103      10,757      443,726
Dentsply International Inc.                              952       24,395         971       24,882       2,396       61,398
Dura Pharmaceuticals Inc.+                               977       13,556         714        9,907       1,602       22,228
Forest Laboratories Inc. "A"+                          1,255       85,732       1,225       83,683       4,004      273,523
Genzyme Molecular Oncology+                              179        4,777         171        4,564         252        6,725
Gilead Sciences Inc.+                                      0           --           0           --         100        7,650
ICN Pharmaceuticals Inc.                               1,907       37,902       1,939       38,538       3,963       78,765
Interneuron Pharmaceuticals Inc.+                          0           --         636        2,584         895        3,636
IVAX Corporation+                                      3,054       69,479       2,630       59,821       5,444      123,840
Lilly (Eli) and Company                               15,998      950,881      12,942      769,240      34,630    2,058,321
MedImmune Inc.+                                          400       79,350         100       19,850       1,200      238,050
Merck & Co. Inc.                                      34,630    2,131,909      28,450    1,751,453      74,872    4,609,308
Mylan Laboratories Inc.                                2,348       54,004       2,156       49,588       6,529      150,167
Omnicare Inc.                                          1,765       16,216       2,043       18,770       4,228       38,845
Perrigo Co.+                                           1,197        8,791         852        6,257       1,684       12,367
Pfizer Inc.                                           57,285    1,840,281      47,039    1,511,128     123,790    3,976,754
Pharmacia & Upjohn Inc.                                8,759      417,147       7,359      350,472      16,353      778,812
Rexall Sundown Inc.+                                   1,164       17,460         893       13,395       2,143       32,145
Schering-Plough Corp.                                 21,486      749,324      17,163      598,560      46,386    1,617,712

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios oF Investments (Continued)

                                                         Lifepath Income            Lifepath 2010
                                                  ----------------------  -----------------------
                                                      Shares       Value      Shares        Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

PHARMACEUTICALS (Continued)

Rexall Sundown Inc.+                                     100  $    1,494         628  $     9,420
Schering-Plough Corp.                                    761      26,540       6,988      243,707
Sepracor Inc.+                                             0          --         704       71,368
Sybron International Corp.+                              400      11,200       1,044       29,232
Warner-Lambert Co.                                       257      21,990       4,012      343,277
Watson Pharmaceutical Inc.+                              190       7,600         970       38,800
                                                              ----------              -----------
                                                                 493,810                3,956,473
                                                              ----------              -----------
PIPELINES
Percent of Net Assets                                               0.04%                    0.23%
Columbia Energy Group                                    142       8,349         542       31,949
EL Paso Energy Corp                                      122       4,522       1,206       44,697
Enron Corp.                                              176      12,144       4,476      308,844
National Fuel Gas Co.                                      0          --           0           --
Questar Corp.                                            254       3,540         938       13,073
Williams Companies Inc.                                  250      10,453       2,908      121,591
                                                              ----------              -----------
                                                                  39,008                  520,154
                                                              ----------              -----------
REAL ESTATE
Percent of Net Assets                                               0.01%                    0.01%
Castle & Cooke Inc.+                                     215       2,889         120        1,613
Catellus Development Corp.+                              200       2,463         868       10,687
Echelon International Corp.+                              68       2,282          47        1,577
HomeFed Corporation+                                     158          92         475          276
St. Joe Company (The)                                    200       4,838         152        3,677
Vornado Operating Inc.+                                   20         223          44          490
                                                              ----------              -----------
                                                                  12,787                   18,320
                                                              ----------              -----------
REAL ESTATE INVESTMENT TRUSTS
Percent of Net Assets                                               0.16%                    0.25%
AMB Property Corp.                                       100       2,019         980       19,784
Apartment Investment & Management Co. "A"                  0          --         516       19,092
Archstone Communities Trust                              500       9,781         956       18,702
Arden Realty Inc.                                        100       2,081         892       18,565
AvalonBay Communities Inc.                                 0          --         692       23,355
Boston Properties Inc.                                     0          --         428       12,974
Camden Property Trust                                      0          --         328        8,795
Capstead Mortgage Corp.                                    0          --         102          427
CarrAmerica Realty Corp.                                 100       2,125         240        5,100
Cornerstone Properties                                   300       5,063       1,420       23,963
Crescent Real Estate Equities Co.                        500       8,531       1,132       19,315
Duke-Weeks Realty Corp.                                  200       3,675       1,156       21,242
Equity Office Properties Trust                           900      21,544       2,471       59,150
Equity Residential Properties Trust                      400      15,975       1,132       45,209
Federal Realty Investment Trust                            0          --           0           --
FelCor Lodging Trust Inc.                                200       3,425         892       15,276
Franchise Finance Corporation of America                   0          --          88        1,980
General Growth Properties Inc.                             0          --           0           --
Health Care Property Investors Inc.                      300       7,463         264        6,567
Highwoods Properties Inc.                                100       2,094         792       16,583
Hospitality Properties Trust                               0          --         100        1,938
Host Marriott Corp.                                      887       7,872       1,808       16,046
HRPT Properties Trust                                    500       4,000       1,396       11,168
Kimco Realty Corp.                                       200       6,888         284        9,780
Liberty Property Trust                                   100       2,269         792       17,969
Mack-Cali Realty Corp.                                   100       2,375         692       16,435
Meditrust Corp.                                          402       1,131         926        2,604
New Plan Excel Realty Trust                              300       4,181         692        9,645
Plum Creek Timber Co. Inc.                                 0          --           0           --
Post Properties Inc.                                       0          --         240        9,030
Prison Realty Trust Inc.                                 162         830         724        3,711
Prologis Trust                                           100       1,806         200        3,613
Public Storage Inc.                                      300       6,619         892       19,680
Rouse Co.                                                200       4,375         880       19,250

                                                            Lifepath 2020            Lifepath 2030            Lifepath 2040
                                                  -----------------------  -----------------------  -----------------------
                                                      Shares        Value      Shares        Value      Shares        Value
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
REAL ESTATE INVESTMENT
TRUSTS (Continued)

Rexall Sundown Inc.+                                   1,164  $    17,460         893  $    13,395       2,143  $    32,145
Schering-Plough Corp.                                 21,486      749,324      17,163      598,560      46,386    1,617,712
Sepracor Inc.+                                           200       20,275       1,272      128,949         400       40,550
Sybron International Corp.+                            1,841       51,548       2,389       66,892       5,599      156,772
Warner-Lambert Co.                                    12,656    1,082,879      10,209      873,508      27,312    2,336,883
Watson Pharmaceutical Inc.+                            1,950       78,000       1,399       55,960       4,285      171,400
                                                              -----------              -----------              -----------
                                                               11,388,162                9,431,732               24,383,659
                                                              -----------              -----------              -----------
PIPELINES
Percent of Net Assets                                                0.36%                    0.43%                    0.48%
Columbia Energy Group                                  1,354       79,886       1,055       62,245       2,386      140,774
EL Paso Energy Corp                                    3,836      142,172       3,124      115,783       6,986      258,919
Enron Corp.                                           12,250      845,250      10,222      705,318      22,800    1,573,200
National Fuel Gas Co.                                    510       20,878           0           --           0           --
Questar Corp.                                          1,958       27,290       1,657       23,094       3,963       55,234
Williams Companies Inc.                                7,384      308,743       6,174      258,150      13,602      568,734
                                                              -----------              -----------              -----------
                                                                1,424,219                1,164,590                2,596,861
                                                              -----------              -----------              -----------
REAL ESTATE
Percent of Net Assets                                                0.01%                    0.01%                    0.02%
Castle & Cooke Inc.+                                     294        3,951         198        2,661         301        4,045
Catellus Development Corp.+                            1,941       23,899       1,675       20,623       4,098       50,457
Echelon International Corp.+                              84        2,819          62        2,081          57        1,913
HomeFed Corporation+                                     871          505         871          505       1,822        1,057
St. Joe Company (The)                                    601       14,537         514       12,432       1,502       36,330
Vornado Operating Inc.+                                   90        1,001         180        2,003         159        1,769
                                                              -----------              -----------              -----------
                                                                   46,712                   40,305                   95,571
                                                              -----------              -----------              -----------
REAL ESTATE INVESTMENT TRUSTS
Percent of Net Assets                                                0.27%                    0.39%                    0.43%
AMB Property Corp.                                       363        7,328         368        7,429         607       12,254
Apartment Investment & Management Co. "A"              1,052       38,924         971       35,927         400       14,800
Archstone Communities Trust                            1,753       34,293       2,568       50,237       6,041      118,177
Arden Realty Inc.                                      1,502       31,260       1,239       25,787       3,026       62,979
AvalonBay Communities Inc.                             1,490       50,287       1,329       44,854         500       16,875
Boston Properties Inc.                                   852       25,826         971       29,433       2,320       70,325
Camden Property Trust                                    200        5,363         100        2,681         200        5,363
Capstead Mortgage Corp.                                  233          976         211          884         443        1,855
CarrAmerica Realty Corp.                               1,202       25,543       1,139       24,204       2,826       60,053
Cornerstone Properties                                 2,654       44,786       2,500       42,188       5,523       93,201
Crescent Real Estate Equities Co.                      1,928       32,897       2,568       43,817       6,141      104,781
Duke-Weeks Realty Corp.                                2,128       39,102       1,975       36,291       4,186       76,918
Equity Office Properties Trust                         4,815      115,259       4,854      116,193      11,435      273,725
Equity Residential Properties Trust                    2,391       95,491       2,032       81,153       4,693      187,427
Federal Realty Investment Trust                            0           --           0           --         353        6,795
FelCor Lodging Trust Inc.                              1,690       28,941       1,429       24,472       3,203       54,851
Franchise Finance Corporation of America                 300        6,750         100        2,250         200        4,500
General Growth Properties Inc.                           300        8,681         200        5,788         488       14,122
Health Care Property Investors Inc.                      351        8,731         446       11,094         718       17,860
Highwoods Properties Inc.                              1,590       33,291       1,418       29,689       3,291       68,905
Hospitality Properties Trust                             300        5,813         200        3,875         400        7,750
Host Marriott Corp.                                    3,439       30,521       4,558       40,452      10,596       94,040
HRPT Properties Trust                                  3,619       28,952       3,293       26,344       7,489       59,912
Kimco Realty Corp.                                       645       22,212       1,150       39,603       2,473       85,164
Liberty Property Trust                                   300        6,806         200        4,538         500       11,344
Mack-Cali Realty Corp.                                 1,402       33,298       1,329       31,564       3,015       71,606
Meditrust Corp.                                        2,786        7,836       2,329        6,550       5,701       16,034
New Plan Excel Realty Trust                            1,590       22,161       1,429       19,917       2,915       40,628
Plum Creek Timber Co. Inc.                               100        2,225         100        2,225         200        4,450
Post Properties Inc.                                     200        7,525         100        3,763         300       11,288
Prison Realty Trust Inc.                               1,587        8,133       1,440        7,380       3,500       17,938
Prologis Trust                                           300        5,419         300        5,419         600       10,838
Public Storage Inc.                                    1,327       29,277       2,064       45,537       4,363       96,259
Rouse Co.                                              1,678       36,708       1,518       33,206       3,480       76,125

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios Of Investments (Continued)

                                  Lifepath Income            Lifepath 2010
                           ----------------------  -----------------------
                               Shares       Value      Shares        Value
--------------------------------------------------------------------------
COMMON STOCKS (Continued)

REAL ESTATE INVESTMENT
 TRUSTS (Continued)

Senior Housing Properties
  Trust                            50  $      431         140  $     1,204
Simon Property Group Inc.         200       4,700         856       20,116
Spieker Properties Inc.           100       4,013         604       24,236
United Dominion Realty
  Trust                           400       4,000       1,508       15,080
Ventas Inc.+                      500       1,688         792        2,673
Vornado Realty Trust              200       6,113         780       23,839
Weingarten Realty
  Investors                       200       7,500         176        6,600
Westfield America Inc.              0          --          76        1,074
                                       ----------              -----------
                                          154,567                  571,770
                                       ----------              -----------
RETAIL
Percent Of Net Assets                        0.76%                    1.74%
Abercrombie & Fitch Co.+          112       1,645       1,084       15,921
Amazon.com Inc.+                  400      27,500         956       65,845
American Eagle
  Outfitters+                       0          --           0           --
AnnTaylor Stores Corp.+           247       4,708         172        3,279
AutoNation Inc.+                1,600      12,100       4,216       31,884
AutoZone Inc.+                    126       3,095         951       23,359
Barnes & Noble Inc.+              200       3,450         516        8,901
Bed Bath & Beyond Inc.+           390      11,066       1,200       34,050
Best Buy Co. Inc.+                680      36,975       1,200       65,250
BJ's Wholesale Club Inc.+         630      19,530         780       24,180
Blockbuster Inc.                    0          --         100        1,369
Bob Evans Farms Inc.              468       6,347         317        4,299
Boise Cascade Office
  Products Corp.+                   0          --          88        1,309
Borders Group Inc.+               200       2,463         880       10,835
Boston Chicken Inc.+              600          72         500           60
Brinker International
  Inc.+                           856      18,618         871       18,944
Brown Shoe Company Inc.            31         326         158        1,659
CBRL Group Inc.                   149       1,378         901        8,334
CDW Computer Centers
  Inc.+                             0          --          76        4,171
Charming Shoppes+                  59         354           0           --
Circuit City Stores Inc.          244       9,852       1,338       54,022
CKE Restaurant Inc.               120         765         484        3,086
CompUSA Inc.+                     400       4,000       1,332       13,320
Consolidated Stores
  Corporation+                     58         653         678        7,628
CVS Corp.                         204       7,140       2,201       77,035
Darden Restaurants Inc.            90       1,187         684        9,020
Dave & Buster's Inc.+               0          --           0           --
Dillards Inc. "A"                  18         313         598       10,390
Dollar General Corp.               91       1,905       1,236       25,879
Dollar Tree Stores Inc.+          100       3,881         284       11,023
eBay Inc.+                          0          --           0           --
Edison Brothers Stores
  Inc. Warrants (Expires
  09/26/05 )+                       0          --           0           --
eToys Inc.+                         0          --           0           --
Family Dollar Stores Inc.         460       7,993       1,607       27,922
Fastenal Co.                      200       8,838         152        6,717
Federated Department
  Stores Inc.+                    179       6,567       1,403       51,473
Footstar Inc.+                     46       1,136         216        5,333
Gap Inc.                          408      19,712       3,928      189,772
Golden State Bancorp
  Inc.+                           200         206         500          531
Hancock Fabrics Inc.                0          --           0           --
Heilig-Meyers Co.                 524       1,703         361        1,173
Home Depot Inc.                 1,149      66,427      11,178      646,228
HomeBase Inc.+                    365         935           0           --
IKON Office Solutions
  Inc.                             14          98         683        4,781
Intimate Brands Inc.                0          --           0           --
Kmart Corp.+                      274       2,415       3,162       27,865
Kohls Corp.+                      537  $   40,711         535  $    40,560
Lands' End Inc.+                    0          --           0           --

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
REAL ESTATE INVESTMENT
 TRUSTS (Continued)

Senior Housing Properties
  Trust                           251   $    2,165         319  $     2,754         708  $     6,107
Simon Property Group Inc.       2,028       47,658       1,775       41,713       4,175       98,113
Spieker Properties Inc.         1,215       48,752       1,239       49,715       2,938      117,887
United Dominion Realty
  Trust                         2,830       28,300       2,689       26,890       5,988       59,880
Ventas Inc.+                    1,590        5,366       1,511        5,100       3,280       11,070
Vornado Realty Trust            1,578       48,228       1,507       46,058       3,568      109,047
Weingarten Realty
  Investors                       351       13,163         357       13,388         895       33,562
Westfield America Inc.            151        2,133         168        2,373         607        8,574
                                       -----------              -----------              -----------
                                         1,076,378                1,072,735                2,313,382
                                       -----------              -----------              -----------
RETAIL
Percent of Net Assets                         2.84%                    3.41%                    4.28%
Abercrombie & Fitch Co.+        2,478       36,396       2,234       32,812         700       10,281
Amazon.com Inc.+                1,978      136,235       1,308       90,089       4,710      324,401
American Eagle
  Outfitters+                     100        2,550           0           --         100        2,550
AnnTaylor Stores Corp.+           308        5,871         226        4,308         209        3,984
AutoNation Inc.+                8,089       61,173       7,222       54,616      20,198      152,747
AutoZone Inc.+                  2,571       63,150       2,273       55,831       4,683      115,026
Barnes & Noble Inc.+            1,227       21,166       1,061       18,302       2,573       44,384
Bed Bath & Beyond Inc.+         2,329       66,085       1,982       56,239       4,203      119,260
Best Buy Co. Inc.+              2,664      144,855       2,078      112,991       7,166      389,651
BJ's Wholesale Club Inc.+         772       23,932         656       20,336         500       15,500
Blockbuster Inc.                    0           --           0           --           0           --
Bob Evans Farms Inc.              659        8,938         421        5,710       1,204       16,329
Boise Cascade Office
  Products Corp.+                 801       11,915         179        2,663         353        5,251
Borders Group Inc.+             1,865       22,963       1,696       20,882       3,445       42,417
Boston Chicken Inc.+              700           84         700           84       1,100          132
Brinker International
  Inc.+                         1,740       37,845         945       20,554       2,170       47,198
Brown Shoe Company Inc.           296        3,108         197        2,069         224        2,352
CBRL Group Inc.                 1,600       14,800       1,392       12,876       3,213       29,720
CDW Computer Centers
  Inc.+                           150        8,231         358       19,645         306       16,792
Charming Shoppes+               2,105       12,630       1,546        9,276       3,271       19,626
Circuit City Stores Inc.        3,336      134,691       3,016      121,771       6,140      247,903
CKE Restaurant Inc.             1,068        6,809         686        4,373       1,549        9,875
CompUSA Inc.+                   2,391       23,910       2,243       22,430       4,916       49,160
Consolidated Stores
  Corporation+                  1,809       20,351       1,435       16,144       3,332       37,485
CVS Corp.                       6,663      233,205       5,408      189,280      13,060      457,100
Darden Restaurants Inc.         2,239       29,527       1,911       25,201       4,413       58,196
Dave & Buster's Inc.+              90          579           0           --           0           --
Dillards Inc. "A"               1,895       32,926       1,428       24,812       3,525       61,247
Dollar General Corp.            4,355       91,183       3,481       72,883       7,935      166,139
Dollar Tree Stores Inc.+          820       31,826         737       28,605       1,843       71,531
eBay Inc.+                        100       14,338           0           --         500       71,688
Edison Brothers Stores
  Inc. Warrants (Expires
  09/26/05 )+                      16           --           0           --           0           --
eToys Inc.+                         0           --           0           --         100        1,406
Family Dollar Stores Inc.       3,417       59,370       3,007       52,247       6,833      118,723
Fastenal Co.                      501       22,138         514       22,712       1,413       62,437
Federated Department
  Stores Inc.+                  3,476      127,526       3,042      111,603       6,361      233,369
Footstar Inc.+                    457       11,282         341        8,418         678       16,738
Gap Inc.                       12,446      601,297      10,106      488,246      26,560    1,283,180
Golden State Bancorp
  Inc.+                           800          825         900          956       1,900        1,959
Hancock Fabrics Inc.              400        1,125           0           --           0           --
Heilig-Meyers Co.                 831        2,701         586        1,904       1,248        4,056
Home Depot Inc.                34,045    1,968,227      27,945    1,615,570      73,641    4,257,370
HomeBase Inc.+                    536        1,374         428        1,097           0           --
IKON Office Solutions
  Inc.                          2,521       17,647       2,065       14,455       3,831       26,817
Intimate Brands Inc.              200        6,538         100        3,269         300        9,806
Kmart Corp.+                    8,102       71,399       7,037       62,014      14,511      127,878
Kohls Corp.+                    2,173      164,741       1,856      140,708       4,731      358,669
Lands' End Inc.+                  479       15,897           0           --           0           --

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments (Continued)

                                  Lifepath Income            Lifepath 2010
                           ----------------------  -----------------------
                               Shares       Value      Shares        Value
--------------------------------------------------------------------------
COMMON STOCKS (Continued)

RETAIL (Continued)

Limited Inc.                      197  $    6,698       1,504  $    51,136
Linens 'N Things Inc.+              0          --           0           --
Lone Star Steakhouse &
  Saloon Inc.+                    300       2,663         352        3,124
Longs Drug Stores Inc.             66       1,225         314        5,829
Lowe's Companies Inc.             304      14,478       2,240      106,680
Luby's Inc.                        45         470         193        2,014
May Department Stores Co.         211       5,526       2,109       55,229
McDonald's Corp.                1,038      32,762       8,700      274,594
Michaels Stores Inc.+               0          --           0           --
MP3.com Inc.+                       0          --           0           --
Neiman-Marcus Group Inc.
  "A"+                            100       2,131          64        1,364
Neiman-Marcus Group Inc.
  "B"+                              0          --         137        2,877
Nordstrom Inc.                    214       4,561         790       16,837
NPC International Inc.+             0          --           0           --
Office Depot Inc.+                477       5,813       4,135       50,395
OfficeMax Inc.+                   700       4,944       1,816       12,826
Outback Steakhouse Inc.+          100       2,613         692       18,079
Payless Shoesource Inc.+          217       8,572         162        6,399
Penney (J.C.) Company
  Inc.                             66       1,040       1,463       23,042
Pep Boys-Manny Moe & Jack
  Inc.                              0          --         279        1,726
Petsmart Inc.+                  1,200       3,975       1,144        3,790
Pier 1 Imports Inc.               550       4,813       1,552       13,580
Planet Hollywood
  International Inc.+               0          --         176           16
Priceline.com Inc.+                 0          --           0           --
Rite Aid Corp.                     38         261       1,568       10,780
Ross Stores Inc.                  400       5,800         756       10,962
Ruby Tuesday Inc.                 384       6,504         176        2,981
Ryan's Family Steak
  Houses Inc.+                    119       1,138         454        4,341
Saks Inc.+                        464       5,336       1,245       14,318
School Specialty Inc.+              0          --          90        1,553
Sears, Roebuck and Co.             58       1,599       2,570       70,836
Service Merchandise Co.+          771         123           0           --
7-Eleven Inc.+                  1,800       4,669       1,232        3,196
Shoney's Inc.+                     97         103         325          345
Sizzler International
  Inc.+                           254         794           0           --
Staples Inc.+                     511      13,797       2,547       68,769
Starbucks Corp.+                  800      28,100       1,836       64,490
Sunglass Hut
  International Inc.+             600       5,138         440        3,768
Systemax Inc.+                    200       1,975         176        1,738
Talbots Inc.                      200       7,238         176        6,369
Tandy Corp.                       222       8,450         960       36,540
Target Corporation                263      15,517       2,658      156,822
Tiffany & Co.                     452      29,013         780       50,066
TJX Companies Inc.                 76       1,211       1,556       24,799
Too Inc.+                           0          --         216        5,184
Toys R Us Inc.+                    71         882       1,611       19,936
Tricon Global Restaurants
  Inc.+                            71       1,890         520       13,845
US Office Products Co.+             0          --         203          557
Value America Inc.+               100         413         100          413
Venator Group Inc.+               177       1,007         927        5,272
Walgreen Co.                      300       7,744       4,658      120,235
Wal-Mart Stores Inc.            2,636     128,340      22,236    1,082,615
Webvan Group Inc.+                  0          --           0           --
Wendy's International
  Inc.                            131       2,063         715       11,261
Williams-Sonoma Inc.+               0          --           0           --
                                       ----------              -----------
                                          717,453                3,978,935
                                       ----------              -----------

                                     LIFEPATH 2020            LIFEPATH 2030            LIFEPATH 2040
                           -----------------------  -----------------------  -----------------------
                               SHARES        VALUE      SHARES        VALUE      SHARES        VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL (CONTINUED)
Limited Inc.                    3,622  $   123,148       3,287  $   111,758       6,781  $   230,554
Linens 'N Things Inc.+            200        3,938         100        1,969         400        7,875
Lone Star Steakhouse &
  Saloon Inc.+                    714        6,337         546        4,846         895        7,943
Longs Drug Stores Inc.            569       10,562         556       10,321         876       16,261
Lowe's Companies Inc.           6,423      305,895       5,339      254,270      11,933      568,309
Luby's Inc.                       421        4,394         329        3,434         649        6,774
May Department Stores Co.       5,737      150,238       4,841      126,774      10,335      270,648
McDonald's Corp.               23,092      728,841      19,294      608,967      43,118    1,360,912
Michaels Stores Inc.+               0           --           0           --         177        4,801
MP3.com Inc.+                     100        1,725           0           --         100        1,725
Neiman-Marcus Group Inc.
  "A"+                            326        6,948         336        7,161         960       20,460
Neiman-Marcus Group Inc.
  "B"+                            299        6,279         269        5,649         570       11,970
Nordstrom Inc.                  2,451       52,237       2,071       44,138       4,712      100,425
NPC International Inc.+           328        2,706         253        2,087           0           --
Office Depot Inc.+              6,728       81,998       6,309       76,891      16,965      206,761
OfficeMax Inc.+                 3,543       25,022       3,270       23,094       7,292       51,500
Outback Steakhouse Inc.+        1,215       31,742       1,239       32,369       2,982       77,905
Payless Shoesource Inc.+          802       31,679         796       31,442       2,135       84,333
Penney (J.C.) Company
  Inc.                          4,156       65,457       3,557       56,023       7,295      114,896
Pep Boys-Manny Moe & Jack
  Inc.                          1,027        6,355         879        5,439       1,775       10,983
Petsmart Inc.+                  2,028        6,718       1,528        5,062       2,950        9,772
Pier 1 Imports Inc.             2,730       23,888       2,689       23,529       5,899       51,616
Planet Hollywood
  International Inc.+             438           40         357           33         530           49
Priceline.com Inc.+               100        5,594           0           --         100        5,594
Rite Aid Corp.                  4,607       31,673       3,804       26,153       7,481       51,432
Ross Stores Inc.                2,430       35,235       2,200       31,900       5,222       75,719
Ruby Tuesday Inc.                 563        9,536         355        6,013         784       13,279
Ryan's Family Steak
  Houses Inc.+                    987        9,438         706        6,751       1,018        9,735
Saks Inc.+                      2,532       29,118       2,377       27,336       5,277       60,686
School Specialty Inc.+            187        3,226         160        2,760         358        6,176
Sears, Roebuck and Co.          6,712      185,000       5,766      158,925      11,705      322,619
Service Merchandise Co.+        1,428          228       1,091          175           0           --
7-Eleven Inc.+                  2,379        6,171       1,707        4,428       4,110       10,661
Shoney's Inc.+                    758          805         632          672       1,252        1,330
Sizzler International
  Inc.+                           480        1,500         384        1,200           0           --
Staples Inc.+                   7,776      209,952       6,350      171,450      14,287      385,749
Starbucks Corp.+                3,256      114,367       2,936      103,127       9,608      337,481
Sunglass Hut
  International Inc.+             977        8,366         625        5,352       1,248       10,686
Systemax Inc.+                    263        2,597         179        1,768         453        4,473
Talbots Inc.                        0           --         179        6,478         353       12,774
Tandy Corp.                     2,814      107,108       2,604       99,115       5,406      205,766
Target Corporation              7,481      441,379       6,231      367,629      14,565      859,335
Tiffany & Co.                   1,542       98,977       1,836      117,848       3,180      204,116
TJX Companies Inc.              4,893       77,982       3,844       61,264       9,047      144,187
Too Inc.+                         517       12,408         449       10,776         911       21,864
Toys R Us Inc.+                 4,250       52,594       3,817       47,235       7,983       98,790
Tricon Global Restaurants
  Inc.+                         1,845       49,123       1,572       41,855       4,272      113,742
US Office Products Co.+           521        1,433         460        1,266         906        2,491
Value America Inc.+                 0           --           0           --         100          413
Venator Group Inc.+             2,528       14,378       2,171       12,348       4,319       24,564
Walgreen Co.                   14,114      364,318      11,342      292,765      30,620      790,379
Wal-Mart Stores Inc.           66,120    3,219,218      54,480    2,652,495     142,818    6,953,451
Webvan Group Inc.+                  0           --           0           --         100        1,138
Wendy's International
  Inc.                          2,104       33,138       1,723       27,137       3,906       61,520
Williams-Sonoma Inc.+             200        6,188         100        3,094         442       13,674
                                       -----------              -----------              -----------
                                        11,180,556                9,292,552               23,110,629
                                       -----------              -----------              -----------

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments (Continued)

                                                                        Lifepath Income                          Lifepath 2010
                                                              -------------------------            ---------------------------
                                                              Shares              Value            Shares                Value
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

SEMICONDUCTORS
Percent of Net Assets                                                              0.95%                                  2.04%
Advanced Micro Devices Inc.+                                     130         $    5,086               926          $    36,230
Alliance Semiconductor Corp.+                                      0                 --                 0                   --
Altera Corp.+                                                    640             51,040             2,124              169,389
Amkor Technology Inc.+                                             0                 --                 0                   --
Applied Materials Inc.+                                          305             55,796             2,176              398,072
Applied Micro Circuits Corp.+                                      0                 --               100               27,506
Atmel Corp.+                                                   1,124             55,638             2,346              116,127
Broadcom Corp.+                                                    0                 --               200               39,475
Cirrus Logic Inc.+                                               634             13,195               686               14,277
Conexant Systems Inc.+                                           420             41,265             1,399              137,452
Cypress Semiconductor Corp.+                                     800             36,500               739               33,717
Etec Systems Inc.+                                                 0                 --               176               20,730
General Semiconductor Inc.+                                       37                617               229                3,821
Intel Corp.                                                    1,892            213,796            17,102            1,932,526
International Rectifier Corp.+                                   500             20,938               440               18,425
KLA-Tencor Corp.+                                                188             14,652             1,002               78,093
Lam Research Corp.+                                              300             46,837               264               41,217
Lattice Semiconductor Corp.+                                     200             14,050               704               49,456
LSI Logic Corp.+                                                 236             15,119             1,788              114,544
MEMC Electronics Materials Inc.+                                 300              5,231               264                4,604
Micron Technology Inc.+                                          145             14,219             1,642              161,019
National Semiconductor Corp.+                                     86              6,461             1,142               85,793
Novellus Systems Inc.+                                           600             35,588               720               42,705
PMC - Sierra Inc.+                                                 0                 --               600              115,838
QLogic Corp.+                                                      0                 --                 0                   --
Rambus Inc.+                                                       0                 --                88               26,543
SDL Inc.+                                                          0                 --               100               41,000
Texas Instruments Inc.                                           700            116,550             4,344              723,276
Varian Semiconductor Equipment Associates Inc.+                  177             10,255               431               25,052
Xilinx Inc.+                                                   1,548            123,453             2,728              217,558
                                                                             ----------                            -----------
                                                                                896,286                              4,674,445
                                                                             ----------                            -----------
SOFTWARE
Percent of Net Assets                                                              1.70%                                  3.15%
Acxiom Corp.+                                                    100              2,888               200                5,775
Adobe Systems Inc.                                               214             21,828             1,056              107,712
Akamai Technologies Inc.+                                          0                 --               100               26,125
America Online Inc.+                                          10,090            595,310            17,310            1,021,290
American Management Systems+                                       0                 --                 0                   --
Ariba Inc.+                                                        0                 --               200               52,900
At Home Corp. "A"+                                               100              3,431               628               21,548
Autodesk Inc.                                                     76              3,396               306               13,674
Automatic Data Processing                                        158              6,883             2,706              117,880
BEA Systems Inc.+                                                  0                 --               176               22,275
BMC Software Inc.+                                               929             42,734               715               32,890
BroadVision Inc.+                                                  0                 --               100               25,256
Cadence Design Systems Inc.+                                     964             19,220             1,909               38,061
CareInsite Inc.+                                                   0                 --                 0                   --
ChoicePoint Inc.+                                                282             10,628               246                9,271
Citrix Systems Inc.+                                             400             42,175             1,364              143,817
CMGI Inc.+                                                         0                 --               900              116,606
CNET Inc.+                                                         0                 --                 0                   --
Computer Associates International Inc.                           214             13,763             2,407              154,800
Compuware Corp.+                                               1,760             38,940             2,500               55,313
Covad Communications Group Inc.+                                   0                 --                 0                   --
CSG Systems International Inc.+                                    0                 --                 0                   --
DoubleClick Inc.+                                                  0                 --               100                8,881
EarthLink Inc.+                                                    0                 --                 0                   --
Edwards (J.D.) & Co.+                                            100              4,050               252               10,238
Electronic Arts Inc.+                                            300             30,000               516               51,600

                                                       Lifepath 2020                   Lifepath 2030                  Lifepath 2040
                                             -----------------------        ------------------------        -----------------------
                                             Shares            Value        Shares             Value        Shares            Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

SEMICONDUCTORS
Percent 0f Net Assets                                           3.19%                           3.87%                          5.03%
Advanced Micro Devices Inc.+                  2,432      $    95,152         1,967       $    76,959         4,409      $   172,502
Alliance Semiconductor Corp.+                     0               --             0                --           221            5,518
Altera Corp.+                                 4,070          324,583         4,458           355,526         9,550          761,613
Amkor Technology Inc.+                            0               --           100             5,194           200           10,388
Applied Materials Inc.+                       5,517        1,009,266         4,769           872,429        12,035        2,201,653
Applied Micro Circuits Corp.+                   300           82,519             0                --           900          247,556
Atmel Corp.+                                  5,200          257,400         4,800           237,600        11,222          555,489
Broadcom Corp.+                                 800          157,900           200            39,475         1,800          355,275
Cirrus Logic Inc.+                            1,411           29,366         1,052            21,895         1,434           29,845
Conexant Systems Inc.+                        3,864          379,638         3,848           378,066         7,750          761,438
Cypress Semiconductor Corp.+                  1,296           59,130         1,371            62,552         3,300          150,563
Etec Systems Inc.+                              351           41,341           268            31,565           718           84,567
General Semiconductor Inc.+                     521            8,694           410             6,842         1,128           18,824
Intel Corp.                                  49,712        5,617,456        41,240         4,660,120       107,524       12,150,212
International Rectifier Corp.+                  877           36,724           625            26,172         1,072           44,890
KLA-Tencor Corp.+                             3,058          238,333         2,470           192,506         5,546          432,241
Lam Research Corp.+                             438           68,383           446            69,632         1,260          196,718
Lattice Semiconductor Corp.+                  1,228           86,267         1,250            87,813         2,674          187,849
LSI Logic Corp.+                              5,004          320,569         4,172           267,269         9,360          599,625
MEMC Electronics Materials Inc.+                351            6,121           357             6,225           807           14,072
Micron Technology Inc.+                       4,561          447,263         3,760           368,715         8,472          830,786
National Semiconductor Corp.+                 2,934          220,417         2,379           178,722         5,286          397,111
Novellus Systems Inc.+                        2,331          138,257         1,812           107,474         5,034          298,579
PMC - Sierra Inc.+                            1,400          270,288           600           115,838         3,400          656,413
QLogic Corp.+                                   400           62,400             0                --         1,200          187,200
Rambus Inc.+                                    163           49,165           179            53,991           242           72,993
SDL Inc.+                                       200           82,000           100            41,000           600          246,000
Texas Instruments Inc.                       11,902        1,981,683        10,290         1,713,285        25,644        4,269,726
Varian Semiconductor Equipment
Associates Inc.+                                820           47,663           795            46,209         1,659           96,429
Xilinx Inc.+                                  5,348          426,503         6,342           505,775        14,128        1,126,708
                                                         -----------                     -----------                    -----------
                                                          12,544,481                      10,528,849                     27,162,783
                                                         -----------                     -----------                    -----------
SOFTWARE
Percent of Net Assets                                           4.86%                           5.74%                          7.72%
Acxiom Corp.+                                   300            8,663           200             5,775           500           14,438
Adobe Systems Inc.                            1,766          180,132         1,644           167,688         3,858          393,516
Akamai Technologies Inc.+                       200           52,250           100            26,125           700          182,875
America Online Inc.+                         33,156        1,956,204        29,476         1,739,084        71,514        4,219,326
American Management Systems+                    200            6,363           100             3,181           200            6,363
Ariba Inc.+                                     700          185,150           400           105,800         1,700          449,650
At Home Corp. "A"+                            2,152           73,841           972            33,352         5,396          185,150
Autodesk Inc.                                   951           42,498           749            33,471         1,737           77,622
Automatic Data Processing                     8,828          384,570         6,943           302,454        19,126          833,176
BEA Systems Inc.+                               526           66,572           358            45,309           706           89,353
BMC Software Inc.+                            3,229          148,534         2,239           102,994         6,960          320,160
BroadVision Inc.+                               500          126,281           100            25,256         1,200          303,075
Cadence Design Systems Inc.+                  3,825           76,261         3,452            68,824        10,984          218,994
CareInsite Inc.+                                100            6,800           100             6,800           200           13,600
ChoicePoint Inc.+                               638           24,045           476            17,939           854           32,185
Citrix Systems Inc.+                          3,100          326,856         3,848           405,724         8,144          858,683
CMGI Inc.+                                    2,200          284,900         1,500           194,344         5,100          660,450
CNET Inc.+                                      100            6,688           100             6,688           200           13,375
Computer Associates International Inc.        7,846          504,596         6,228           400,538        16,900        1,086,881
Compuware Corp.+                              4,820          106,643         4,166            92,173        10,222          226,162
Covad Communications Group Inc.+                100            9,025             0                --           200           18,050
CSG Systems International Inc.+                 100            5,138           100             5,138           100            5,138
DoubleClick Inc.+                               400           35,525             0                --         1,100           97,694
EarthLink Inc.+                                 300            7,463           200             4,975           561           13,942
Edwards (J.D.) & Co.+                           714           29,006           525            21,328         1,513           61,466
Electronics Arts Inc.+                        1,502          150,200         1,329           132,900         3,015          301,500

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments (Continued)

                                                                        LifePath Income                        LifePath 2010
                                                               ------------------------           --------------------------
                                                               Shares             Value           Shares               Value
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

SOFTWARE (Continued)

Edwards (J.D.) & Co.+                                             100        $    4,050              252         $    10,238
Electronic Arts Inc.+                                             300            30,000              516              51,600
Exodus Communications Inc.+                                         0                --              700              99,663
First Data Corp.                                                  243            10,935            2,715             122,175
Fiserv Inc.+                                                      487            13,271            1,164              31,719
GO.com (Walt Disney)+                                               0                --                0                  --
Healtheon/WebMD Corp.+                                              0                --                0                  --
Homestore.com Inc.+                                                 0                --                0                  --
i2 Technologies Inc.+                                               0                --              152              24,852
IMS Health Inc.                                                     0                --            1,454              29,262
Information Resources Inc.+                                         0                --                0                  --
Informix Corp.+                                                 1,190            19,040              861              13,776
Infospace.com Inc.+                                                 0                --              400              86,800
Inktomi Corp.+                                                      0                --                0                  --
Internet Capital Group LLC+                                         0                --              600              63,450
Intuit Inc.+                                                      600            31,500              984              51,660
iVillage Inc.+                                                      0                --                0                  --
Keane Inc.+                                                       100             2,400              692              16,608
Legato Systems Inc.+                                                0                --              480              17,100
LHS Group Inc.+                                                     0                --               76               3,439
Lycos Inc.+                                                         0                --              100               5,963
Macromedia Inc.+                                                  400            34,575              352              30,426
Mercury Interactive Corp.+                                          0                --                0                  --
Microsoft Corp.+                                                2,726           243,636           26,484           2,367,008
Momentum Business Applications Inc.+                                7                52               21                 155
National Data Corp.                                               200             6,200              240               7,440
Network Associates Inc.+                                          525            15,980            1,374              41,821
Network Solutions Inc.+                                             0                --                0                  --
NetZero Inc.+                                                       0                --                0                  --
New Era of Networks Inc.+                                           0                --                0                  --
NorthPoint Communications Group Inc.+                               0                --                0                  --
Novell Inc.+                                                      125             4,133            2,196              72,605
Objective Systems Integrator Inc.+                                  0                --               88               1,694
Oracle Corp.+                                                   1,442           107,069           14,224           1,056,132
Parametric Technology Corp.+                                       20               606            1,236              37,466
PeopleSoft Inc.+                                                  265             5,482            1,045              21,618
Peregrine Systems Inc.+                                             0                --                0                  --
Per-Se Technologies Inc.+                                         266             2,095              264               2,079
Phone.com Inc.+                                                     0                --                0                  --
Pixar Inc.+                                                         0                --               88               3,080
Policy Management Systems Corp.+                                  396             3,515               99                 879
Prodigy Communications Corp.+                                       0                --                0                  --
PSINET Inc.+                                                        0                --                0                  --
Rational Software Corp.+                                          100             7,113              792              56,331
RealNetworks Inc.+                                                  0                --                0                  --
Reynolds & Reynolds Co. "A"                                       146             4,033              910              25,139
Rhythms Netconnections Inc.+                                        0                --              100               3,569
Shared Medical Systems Corp.                                       42             1,635              150               5,841
Siebel Systems Inc.+                                              400            55,475            1,212             168,089
Sterling Commerce Inc.+                                           277            12,136            1,089              47,712
Sterling Software Inc.+                                           200             7,175              880              31,570
Structural Dynamics Research Corp.+                               303             4,318                0                  --
Sybase Inc.+                                                      700            17,544              616              15,439
Symantec Corp.+                                                   278            19,860              892              63,722
Total System Services Inc.                                        250             3,969              384               6,096
USinternetworking Inc.+                                             0                --                0                  --
Verio Inc.+                                                         0                --                0                  --
Vignette Corp.+                                                     0                --                0                  --
Yahoo! Inc.+                                                      800           127,750            3,418             545,812
ZDNet Inc.+                                                         0                --                0                  --
                                                                             ----------                          -----------
                                                                              1,596,743                            7,214,102
                                                                             ----------                          -----------

                                                              LifePath 2020            LifePath 2030            LifePath 2040
                                                        -------------------      -------------------      -------------------
                                                        Shares        Value      Shares        Value      Shares        Value
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

SOFTWARE (Continued)

Edwards (J.D.) & Co.+                                      714  $    29,006         525  $    21,328       1,513  $    61,466
Electronic Arts Inc.+                                    1,502      150,200       1,329      132,900       3,015      301,500
Exodus Communications Inc.+                              1,800      256,275       1,200      170,850       4,100      583,738
First Data Corp.                                         7,353      330,885       6,139      276,255      13,214      594,630
Fiserv Inc.+                                             2,183       59,480       1,983       54,037       6,284      171,239
GO.com (Walt Disney)+                                      115        2,537         115        2,537         330        7,281
Healtheon/WebMD Corp.+                                     100        5,531         100        5,531         100        5,531
Homestore.com Inc.+                                          0           --           0           --         100        6,831
i2 Technologies Inc.+                                      526       86,001         336       54,936       1,436      234,786
IMS Health Inc.                                          4,745       95,493       3,730       75,066       8,865      178,408
Information Resources Inc.+                                353        2,758           0           --           0           --
Informix Corp.+                                          2,733       43,728       1,709       27,344       4,775       76,400
Infospace.com Inc.+                                      1,000      217,000         600      130,200       2,400      520,800
Inktomi Corp.+                                             200       27,425           0           --         600       82,275
Internet Capital Group LLC+                              1,500      158,625         900       95,175       3,400      359,550
Intuit Inc.+                                             2,467      129,518       1,912      100,380       7,583      398,108
iVillage Inc.+                                             100        1,875           0           --         100        1,875
Keane Inc.+                                              1,427       34,248       1,696       40,704       3,733       89,592
Legato Systems Inc.+                                     1,578       56,216       1,308       46,598         600       21,375
LHS Group Inc.+                                            251       11,358         157        7,104         607       27,467
Lycos Inc.+                                                300       17,888         200       11,925         900       53,663
Macromedia Inc.+                                           614       53,073         446       38,551         995       86,005
Mercury Interactive Corp.+                                 200       19,275           0           --         600       57,825
Microsoft Corp.+                                        76,870    6,870,256      63,786    5,700,874     166,132   14,848,048
Momentum Business Applications Inc.+                        62          457          66          487          48          354
National Data Corp.                                        677       20,987         693       21,483       1,766       54,746
Network Associates Inc.+                                 2,367       72,046       2,232       67,937       7,079      215,467
Network Solutions Inc.+                                      0           --           0           --         200       64,488
NetZero Inc.+                                                0           --           0           --         100        2,350
New Era of Networks Inc.+                                  100        9,163         100        9,163         100        9,163
NorthPoint Communications Group Inc.+                      100        2,269         100        2,269         100        2,269
Novell Inc.+                                             5,870      194,077       5,072      167,693      10,308      340,808
Objective Systems Integrator Inc.+                           0           --           0           --         277        5,332
Oracle Corp.+                                           42,256    3,137,508      34,898    2,591,177      91,260    6,776,055
Parametric Technology Corp.+                             4,033      122,250       3,339      101,213       7,873      238,650
PeopleSoft Inc.+                                         3,260       67,441       2,635       54,512       7,030      145,433
Peregrine Systems Inc.+                                      0           --           0           --         200       10,925
Per-Se Technologies Inc.+                                  354        2,788         390        3,071         655        5,158
Phone.com Inc.+                                              0           --           0           --         200       27,925
Pixar Inc.+                                                 63        2,205         268        9,380         330       11,550
Policy Management Systems Corp.+                           431        3,825         261        2,316         866        7,686
Prodigy Communications Corp.+                                0           --           0           --         100        2,006
PSINET Inc.+                                               600       27,750         200        9,275       1,400       64,750
Rational Software Corp.+                                 1,678      119,348       1,429      101,638       2,726      193,887
RealNetworks Inc.+                                         400       28,125           0           --       1,200       84,375
Reynolds & Reynolds Co. "A"                              1,688       46,631       1,575       43,509       3,468       95,804
Rhythms Netconnections Inc.+                               400       14,275         200        7,138         400       14,275
Shared Medical Systems Corp.                               446       17,366         374       14,563         624       24,297
Siebel Systems Inc.+                                     2,368      328,412       2,132      295,682       5,252      728,387
Sterling Commerce Inc.+                                  2,076       90,955       2,061       90,298       4,052      177,528
Sterling Software Inc.+                                  1,865       66,907       1,707       61,239       3,456      123,984
Structural Dynamics Research Corp.+                        380        5,415         285        4,061           0           --
Sybase Inc.+                                             1,327       33,258       1,171       29,348       2,408       60,351
Symantec Corp.+                                          1,822      130,159       1,594      113,871       3,603      257,389
Total System Services Inc.                                 764       12,129         693       11,001       2,243       35,608
USinternetworking Inc.+                                      0           --           0           --         150       10,013
Verio Inc.+                                                100        7,506         100        7,506         200       15,013
Vignette Corp.+                                            100       23,050           0           --         400       92,200
Yahoo! Inc.+                                             7,808    1,246,840       6,344    1,013,058      16,792    2,681,473
ZDNet Inc.+                                                100        3,206         100        3,206         100        3,206
                                                                -----------              -----------              -----------
                                                                 19,119,997               15,622,021               41,671,156
                                                                -----------              -----------              -----------


                                                                       LifePath Income                   LIfePath 2010
                                                            --------------------------      --------------------------
                                                             Shares              Value        Shares             Value
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
TELECOMMUNICATION EQUIPMENT
Percent Of Net Assets                                                             0.73%                           1.49%
ADC Telecommunications
  Inc.+                                                       1,124         $   50,440         2,492       $   111,829
ADTRAN Inc.+                                                    100              7,356           176            12,947
Advanced Fibre Communications Inc.+                             300             20,438           616            41,965
American Tower Corp.+                                           100              4,925           956            47,083
Andrew Corp.+                                                    90              2,228           417            10,321
ANTEC Corp.+                                                      0                 --             0                --
Ciena Corp.+                                                    100             15,981           528            84,381
Commscope Inc.+                                                  50              1,947           304            11,837
Comverse Technology Inc.+                                       340             66,938           560           110,250
E-Tek Dynamics Inc.+                                              0                 --           100            27,325
Glenayre Technologies Inc.+                                     650             12,919           572            11,369
Harmonic Inc.+                                                    0                 --             0                --
Harris Corp.                                                    104              3,315           607            19,348
JDS Uniphase Corp.+                                               0                 --         1,160           305,950
Lucent Technologies Inc.                                      1,673             99,544        15,570           926,415
Metromedia Fiber Network Inc.+                                    0                 --           300            21,567
Mobilemedia Corp.+                                              300                 --           200                --
Motorola Inc.                                                   576             98,208         4,747           809,364
Paging Network Inc.+                                            500              1,453           616             1,790
PairGain Technologies Inc.+                                     300              5,363           616            11,011
Picturetel Corp.+                                               400              3,025           352             2,662
QUALCOMM Inc.+                                                1,950            277,753         4,686           667,462
RF Micro Devices Inc.+                                            0                 --             0                --
Scientific-Atlanta Inc.                                          75              7,702           549            56,375
Sycamore Networks Inc.+                                           0                 --           300            44,400
Tellabs Inc.+                                                   174              8,352         1,652            79,296
Williams Communications Group Inc.+                               0                 --             0                --
                                                                            ----------                     -----------
                                                                               687,887                       3,414,947
                                                                            ----------                     -----------
TELECOMMUNICATIONS
Percent of Net Assets                                                             0.35%                           0.66%
Allegiance Telecom Inc.+                                          0                 --             0                --
Aspect Communications Corp.+                                      0                 --           540            34,796
Broadwing Inc.                                                    0                 --           459            13,627
Comsat Corp.                                                    301              5,061           443             7,448
Cox Communications Inc. "A"+                                    871             39,576         1,530            69,519
Crown Castle International Corp.+                                 0                 --             0                --
Echostar Communications Corp.+                                    0                 --             0                --
Global Crossing Ltd.+                                           202              9,418         4,956           231,074
Global Telesystems Group Inc.+                                  400              9,950           880            22,000
Hughes Electronics Corp.+                                       500             60,250         1,132           136,406
ICG Communications Inc.+                                        200              6,238           528            16,566
Leap Wireless International Inc.+                               100              8,769           198            17,362
Level 3 Communications Inc.+                                    100             11,388         1,400           159,425
Loral Space & Communications Ltd.+                            1,042             15,695         2,626            39,554
McLeodUSA Inc. "A"+                                             400             35,200           880            77,440
Nextel Communications Inc. "A"+                                 178             24,264         1,555           211,966
NTL Inc.+                                                         0                 --           825            75,488
Omnipoint Corp.+                                                200             23,555           264            31,093
PanAmSat Corp.+                                                 100              4,881           176             8,591
Qwest Communications International Inc.+                      1,400             64,838         3,192           148,029
RCN Corp.+                                                        0                 --             0                --
Sprint Corp. (PCS Group)+                                       234             12,110         3,562           184,334
Talk.com Inc.+                                                  100              1,688           540             9,113
Voicestream Wireless Corp.+                                       0                 --           188            25,016
West Teleservices Corp.+                                          0                 --             0                --
Western Wireless Corp. "A"+                                       0                 --            88             4,268
Winstar Communications Inc.+                                      0                 --             0                --
                                                                            ----------                     -----------
                                                                               332,881                       1,523,115
                                                                            ----------                     -----------

                                                               Lifepath 2020            Lifepath 2030            Lifepath 2040
                                                         -------------------      -------------------  -----------------------
                                                         Shares        Value      Shares        Value      Shares        Value
------------------------------------------------------------------------------------------------------------------------------
                                                                        2.16%                    2.63%                    3.35%
ADC Telecommunications Inc.+                              4,626   $  207,592       4,172    $ 187,219      13,560  $   608,505
ADTRAN Inc.+                                                175       12,873         268       19,715         718       52,818
Advanced Fibre Communications Inc.+                       1,327       90,402       1,261       85,906       2,673      182,098
American Tower Corp.+                                     2,028       99,879       1,775       87,419         900       44,325
Andrew Corp.+                                             1,494       36,977         990       24,503       2,413       59,722
ANTEC Corp.+                                                  0           --           0           --         100        5,294
Ciena Corp.+                                              1,140      182,186         771      123,215       2,861      457,224
Commscope Inc.+                                             794       30,916         646       25,154       1,671       65,065
Comverse Technology Inc.+                                 1,063      209,278       1,376      270,900       3,364      662,288
E-Tek Dynamics Inc.+                                        300       81,881         100       27,325         300       81,881
Glenayre Technologies Inc.+                               1,130       22,459         814       16,178       1,459       28,998
Harmonic Inc.+                                                0           --           0           --         100       13,694
Harris Corp.                                              1,320       42,075       1,063       33,883       2,112       67,320
JDS Uniphase Corp.+                                       2,100      553,875       1,600      422,000       4,652    1,226,965
Lucent Technologies Inc.                                 46,476    2,765,322      38,327    2,280,457     100,447    5,976,597
Metromedia Fiber Network Inc.+                              900       64,702         100        7,189       2,500      179,727
Mobilemedia Corp.+                                          400           --         300           --         700            1
Motorola Inc.                                            12,099    2,062,880      10,270    1,751,035      22,726    3,874,783
Paging Network Inc.+                                      1,415        4,112       1,261        3,665       2,861        8,315
PairGain Technologies Inc.+                               1,239       22,147       1,171       20,932       2,761       49,353
Picturetel Corp.+                                           714        5,400         546        4,129         807        6,103
QUALCOMM Inc.+                                           10,446    1,487,902       9,904    1,410,701      22,920    3,264,668
RF Micro Devices Inc.+                                      300       41,494         300       41,494         700       96,819
Scientific-Atlanta Inc.                                   1,309      134,418       1,035      106,282       2,394      245,834
Sycamore Networks Inc.+                                     600       88,800           0           --       1,500      222,000
Tellabs Inc.+                                             5,644      270,912       4,502      216,096      12,216      586,368
Williams Communications Group Inc.+                           0           --           0           --         100        4,450
                                                                 -----------               ----------              -----------
                                                                   8,518,482                7,165,397               18,071,215
                                                                 -----------               ----------              -----------

                                                                        0.94%                    1.13%                    1.58%
Allegiance Telecom Inc.+                                    150       14,831           0           --         600       59,325
Aspect Communications Corp.+                                100        6,444           0           --       1,260       81,191
Broadwing Inc.                                            1,541       45,748         452       13,419       4,192      124,450
Comsat Corp.                                              1,020       17,149         916       15,400       2,169       36,466
Cox Communications Inc. "A"+                              2,375      107,914       2,405      109,277       7,308      332,057
Crown Castle International Corp.+                             0           --         100        3,225         400       12,900
Echostar Communications Corp.+                              100       11,400         100       11,400         600       68,400
Global Crossing Ltd.+                                    12,956      604,074      10,948      510,451      24,371    1,136,298
Global Telesystems Group Inc.+                            1,854       46,350       1,986       49,650       4,532      113,300
Hughes Electronics Corp.+                                 2,028      244,374       1,875      225,938       5,776      696,008
ICG Communications Inc.+                                  1,152       36,144         982       30,810       2,231       69,998
Leap Wireless International Inc.+                           394       34,549         379       33,234         873       76,551
Level 3 Communications Inc.+                              3,400      386,963       2,500      284,688       7,700      876,356
Loral Space & Communications Ltd.+                        5,119       77,105       4,757       71,652      10,620      159,964
McLeodUSA Inc. "A"+                                       1,854      163,152       1,808      159,104       4,032      354,816
Nextel Communications Inc. "A"+                           5,343      728,318       4,291      584,917      11,500    1,567,594
NTL Inc.+                                                 1,505      137,730       1,520      139,109       2,876      263,108
Omnipoint Corp.+                                            351       41,340         357       42,047         630       74,199
PanAmSat Corp.+                                             163        7,956         268       13,082         418       20,404
Qwest Communications International Inc.+                  5,406      250,703       4,943      229,246      15,172      703,602
RCN Corp.+                                                    0           --           0           --         100        5,988
Sprint Corp. (PCS Group)+                                12,380      640,665       9,918      513,257      27,010    1,397,768
Talk.com Inc.+                                            1,077       18,174         993       16,757       2,155       36,366
Voicestream Wireless Corp.+                                 600       79,838         100       13,306       1,465      194,937
West Teleservices Corp.+                                      0           --           0           --         177        3,496
Western Wireless Corp. "A"+                                   0           --           0           --         365       17,703
Winstar Communications Inc.+                                100        7,738         100        7,738         300       23,213
                                                                  ----------               ----------              -----------
                                                                   3,708,659                3,077,707                8,506,458
                                                                  ----------               ----------              -----------

                                                                   Lifepath Income                           Lifepath 2010
                                                           -----------------------               -------------------------
                                                           Shares            Value               Shares              Value
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE
Percent of Net Assets                                                         0.58%                                   1.95%
Alltel Corp.                                                  149       $    8,642                1,832        $   106,256
AT&T Corp.                                                  2,519          124,533               20,787          1,027,657
Bell Atlantic Corp.                                         1,224           59,900                9,835            481,300
BellSouth Corporation                                       1,560           63,570               11,899            484,884
CenturyTel Inc.                                                 0               --                  620             20,848
GTE Corp.                                                     836           49,324                6,093            359,487
Intermedia Communications Inc.+                                 0               --                  100              6,331
MCI Worldcom Inc.+                                          2,271          101,343               18,200            812,175
NEXTLINK Communications Inc.+                                   0               --                  100             11,019
SBC Communications Inc.                                     1,769           67,222               16,441            624,758
Sprint Corp. (FON Group)                                      660           40,260                5,446            332,206
Telephone & Data Systems Inc.                                   0               --                    0                 --
US West Inc.                                                  459           33,335                2,843            206,473
                                                                        ----------                             -----------
                                                                           548,129                               4,473,394
                                                                        ----------                             -----------
TEXTILES
Percent of Net Assets                                                         0.03%                                   0.03%
Cintas Corp.                                                  320           12,780                  780             31,151
Mohawk Industries Inc.+                                         0               --                    0                 --
Shaw Industries Inc.                                        1,060           13,449                1,422             18,042
Springs Industries Inc. "A"                                    33            1,169                  185              6,556
Westpoint Stevens Inc.                                        100            1,663                  328              5,453
                                                                        ----------                             -----------
                                                                            29,061                                  61,202
                                                                        ----------                             -----------
TOBACCO
Percent of Net Assets                                                         0.05%                                   0.15%
Philip Morris Companies Inc.                                2,031           40,747               14,867            298,269
R.J. Reynolds Tobacco Holdings Inc.                           223            4,014                  917             16,506
Universal Corporation                                         181            2,964                  528              8,646
UST Inc.                                                       72            1,391                  508              9,811
                                                                        ----------                             -----------
                                                                            49,116                                 333,232
                                                                        ----------                             -----------
TOYS / GAMES / HOBBIES
Percent of Net Assets                                                         0.01%                                   0.02%
Department 56 Inc.+                                           200            2,825                  176              2,486
Hasbro Inc.                                                    67            1,055                1,225             19,294
Marvel Enterprises Inc. "A" Warrants (Expires 10/02/01)+        0               --                    5                  3
Marvel Enterprises Inc. "C" Warrants (Expires 10/02/01)+        0               --                    9                  3
Marvel Entertainment Group+                                     0              --                   200                 --
Mattel Inc.                                                   303            2,916                2,211             21,281
Topps Co. (The)+                                              512            3,840                    0                 --
                                                                        ----------                             -----------
                                                                            10,636                                  43,067
                                                                        ----------                             -----------
TRANSPORTATION
Percent of Net Assets                                                         0.07%                                   0.18%
Airborne Freight Corp.                                        100            1,850                  504              9,324
Alexander & Baldwin Inc.                                      204            4,176                  607             12,425
Burlington Northern Santa Fe Corp.                            168            3,308                2,839             55,893
CNF Transportation Inc.                                       162            5,194                  470             15,069
Consolidated Freightways Corp.+                                31              205                  159              1,053
CSX Corp.                                                      97            2,152                1,413             31,351
Expeditors International Washington Inc.                        0               --                    0                 --
FedEx Corporation+                                            314           10,970                1,804             63,027
Fritz Companies Inc.+                                         200            1,675                  176              1,474
Hunt (J.B.) Transport Services Inc.                             0               --                    0                 --
Kansas City Southern Industries Inc.                          133           10,474                1,331            104,816
Norfolk Southern Corp.                                        182            2,468                2,535             34,381
Overseas Shipholding Group Inc.                               393            8,179                  273              5,682
Roadway Express Inc.                                           46              949                  139              2,867
Union Pacific Corp.                                           268           10,184                1,639             62,282
Union Parcel Service Inc.                                       0               --                  200             10,925
Wisconsin Central Transportation Corp.+                       400            4,950                  704              8,712

                                                                 Lifepath 2020            Lifepath 2030            Lifepath 2040
                                                           -------------------      -------------------      -------------------
                                                           Shares        Value      Shares        Value      Shares        Value
--------------------------------------------------------------------------------------------------------------------------------
TELEPHONE
Percent of Net Assets                                                     3.14%                    3.77%                    4.46%
Alltel Corp.                                                5,309  $   307,922       4,435  $   257,230       9,824  $   569,792
AT&T Corp.                                                 54,703    2,704,380      45,939    2,271,109     102,413    5,063,043
Bell Atlantic Corp.                                        26,532    1,298,410      22,268    1,089,740      49,624    2,428,475
BellSouth Corporation                                      32,151    1,310,153      26,965    1,098,824      60,128    2,450,216
CenturyTel Inc.                                             2,303       77,438       1,800       60,525       4,090      137,526
GTE Corp.                                                  16,557      976,863      13,929      821,811      31,007    1,829,413
Intermedia Communications Inc.+                               100        6,331           0           --         188       11,903
MCI Worldcom Inc.+                                         48,892    2,181,806      41,351    1,845,288      97,844    4,366,289
NEXTLINK Communications Inc.+                                 400       44,075         100       11,019       1,200      132,225
SBC Communications Inc.                                    50,503    1,919,114      41,414    1,573,732     109,040    4,143,520
Sprint Corp. (FON Group)                                   14,900      908,900      12,458      759,938      27,772    1,694,092
Telephone & Data Systems Inc.                                 825       87,038           0           --         800       84,400
US West Inc.                                                7,224      524,643       6,520      473,515      15,830    1,149,654
                                                                   -----------              -----------              -----------
                                                                    12,347,073               10,262,731               24,060,548
                                                                   -----------              -----------              -----------
TEXTILES
Percent of Net Assets                                                     0.03%                    0.05%                    0.05%
Cintas Corp.                                                1,250       49,922       1,634       65,258       3,639      145,333
Mohawk Industries Inc.+                                       200        4,438         100        2,219         488       10,828
Shaw Industries Inc.                                        2,818       35,753       2,572       32,632       6,329       80,299
Springs Industries Inc. "A"                                   293       10,383         324       11,482         560       19,845
Westpoint Stevens Inc.                                      1,152       19,152         971       16,143       2,320       38,570
                                                                   -----------              -----------              -----------
                                                                       119,648                  127,734                  294,875
                                                                   -----------              -----------              -----------
TOBACCO
Percent of Net Assets                                                     0.23%                    0.28%                    0.34%
Philip Morris Companies Inc.                               40,314      808,800      33,788      677,872      80,137    1,607,749
R.J. Reynolds Tobacco Holdings Inc.                         2,248       40,464       1,922       34,596       5,537       99,666
Universal Corporation                                         911       14,918         887       14,525       2,112       34,584
UST Inc.                                                    2,813       54,326       2,165       41,812       5,181      100,058
                                                                   -----------              -----------              -----------
                                                                       918,508                  768,805                1,842,057
                                                                   -----------              -----------              -----------
TOYS / GAMES / HOBBIES
Percent of Net Assets                                                     0.03%                    0.04%                    0.04%
Department 56 Inc.+                                           263        3,715         179        2,528         630        8,899
Hasbro Inc.                                                 3,232       50,904       2,803       44,147       5,691       89,633
Marvel Enterprises Inc. "A" Warrants (Expires 10/02/01)+       39           20           5            3          16            8
Marvel Enterprises Inc. "C" Warrants (Expires 10/02/01)+       66           21           9            3          28            9
Marvel Entertainment Group+                                 1,400           --         200           --         600           --
Mattel Inc.                                                 6,856       65,989       5,286       50,878      12,203      117,454
Topps Co. (The)+                                              633        4,748         470        3,525           0           --
                                                                   -----------              -----------              -----------
                                                                       125,397                  101,084                  216,003
                                                                   -----------              -----------              -----------
TRANSPORTATION
Percent of Net Assets                                                     0.25%                    0.31%                    0.38%
Airborne Freight Corp.                                      1,315       24,328       1,150       21,275       2,750       50,875
Alexander & Baldwin Inc.                                    1,164       23,826         990       20,264       2,490       50,967
Burlington Northern Santa Fe Corp.                          7,877      155,078       6,765      133,186      14,072      277,043
CNF Transportation Inc.                                     1,136       36,423       1,126       36,102       2,518       80,733
Consolidated Freightways Corp.+                               355        2,352         255        1,689         603        3,995
CSX Corp.                                                   3,463       76,835       3,098       68,737       6,432      142,710
Expeditors International Washington Inc.                        0           --           0           --         200        7,550
FedEx Corporation+                                          5,036      175,945       4,118      143,873       9,156      319,888
Fritz Companies Inc.+                                         263        2,203           0           --         353        2,956
Hunt (J.B.) Transport Services Inc.                           522        6,003           0           --           0           --
Kansas City Southern Industries Inc.                        1,872      147,420       1,984      156,240       6,203      488,486
Norfolk Southern Corp.                                      6,601       89,526       5,788       78,500      12,072      163,726
Overseas Shipholding Group Inc.                               482       10,032         362        7,534         331        6,889
Roadway Express Inc.                                          237        4,888         217        4,476         317        6,538
Union Pacific Corp.                                         4,095      155,610       3,463      131,594       7,610      289,180
United Parcel Service Inc.                                    900       49,163         200       10,925       2,500      136,563
Wisconsin Central Transportation Corp.+                     1,415       17,511       1,350       16,706       2,850       35,269

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments (Continued)

                                                                        LifePath Income            LifePath 2010
                                                                 ----------------------  -----------------------
                                                                     Shares       Value      Shares        Value
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

TRANSPORTATION (Continued)


Yellow Corporation+                                                      49         784         196        3,136
                                                                             ----------              -----------
                                                                                 67,518                  422,417
                                                                             ----------              -----------
TRUCKING & LEASING
Percent of Net Assets                                                              0.02%                    0.01%
GATX Corporation                                                        246       7,657         451       14,037
Ryder System Inc.                                                       129       2,403         462        8,605
Xtra Corp.+                                                             200       7,963         176        7,007
                                                                             ----------              -----------
                                                                                 18,023                   29,649
                                                                             ----------              -----------
WATER
Percent of Net Assets                                                              0.00%                    0.01%
American Water Works Inc.                                               200       4,000         780       15,600
Azurix Corp.+                                                             0          --           0           --
                                                                             ----------              -----------
                                                                                  4,000                   15,600
                                                                             ----------              -----------
TOTAL U.S. COMMON STOCKS
(Cost $9,194,648, $55,788,197, $147,980,665, $119,146,509 and
$309,343,646, respectively)                                                  13,738,224               77,146,094
                                                                             ----------              -----------
INTERNATIONAL COMMON STOCKS
Percentage of Net Assets                                                           6.44%                   10.51%
AUSTRALIA
Percent of Net Assets                                                              0.18%                    0.26%
Broken Hill Proprietary Co. Ltd. ADR                                    420       8,400       1,578       31,560
Coles Myer Ltd. ADR                                                     814      27,473       2,432       82,080
National Australia Bank                                                 803      53,149       2,631      174,139
News Corporation Ltd.                                                   574      33,471       2,180      127,121
Westpac Banking Corp. ADR                                             1,036      33,411       3,958      127,646
WMC Ltd. ADR                                                            730      11,133       2,437       37,164
                                                                             ----------              -----------
                                                                                167,037                  579,710
                                                                             ----------              -----------
CANADA
Percent of Net Assets                                                              0.18%                    0.47%
Alcan Aluminium Ltd.                                                    178       5,858       1,630       53,790
Barrick Gold Corp.                                                      123       2,006       2,288       37,323
Canadian National Railway Co.                                             8         189          12          283
Inco Ltd.+                                                               66       1,155         809       14,158
Laidlaw Inc. "B"                                                          0          --       1,814        5,555
Moore Corp. Ltd.                                                          0          --         428        1,980
Nortel Networks Corp.                                                 1,336     148,964       7,244      807,706
Placer Dome Inc.                                                         21         184       2,072       18,130
Seagram Co. Ltd.                                                        144       8,460       2,650      155,688
                                                                             ----------              -----------
                                                                                166,816                1,094,613
                                                                             ----------              -----------
DENMARK
Percent of Net Assets                                                              0.24%                    0.35%
Novo-Nordisk A/S ADR                                                  1,792     113,456       6,561      415,393
Tele Denmark A/S ADR                                                  2,698     111,461       9,456      390,651
                                                                             ----------              -----------
                                                                                224,917                  806,044
                                                                             ----------              -----------
FINLAND
Percent of Net Assets                                                              0.19%                    0.28%
Nokia OYJ                                                               912     180,861       3,276      649,672
                                                                             ----------              -----------

FRANCE
Percent of Net Assets                                                              0.63%                    0.93%
Alcatel SA ADR                                                        2,489     117,605       9,892      467,397
Aventis SA                                                            1,514      78,728       5,655      294,060
AXA Financial Inc. ADR                                                  600      17,963       2,112       63,228
AXA-UAP ADR                                                           1,675     105,525       5,408      340,704
ELF Aquitaine ADR                                                         0          --           0           --
LVMH Moet-Hennessy Louis Vuitton ADR                                    731      53,363       2,753      200,969
Total Fina SA                                                         3,252     218,291      11,316      759,587

                                                               LifePath 2020            LifePath 2030            LifePath 2040
                                                     -----------------------  -----------------------  -----------------------
                                                         Shares        Value      Shares        Value      Shares        Value
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

FRANCE (Continued)

Yellow Corporation+                                         513        8,208         267        4,272         386        6,176
                                                                 -----------              -----------              -----------
                                                                     985,351                  835,373                2,069,544
                                                                 -----------              -----------              -----------
TRUCKING & LEASING
Percent of Net Assets                                                   0.02%                    0.02%                    0.03%
GATX Corporation                                          1,331       41,427       1,091       33,957       2,679       83,384
Ryder System Inc.                                         1,022       19,035         873       16,260       1,995       37,157
Xtra Corp.+                                                 263       10,471         179        7,126         442       17,597
                                                                 -----------              -----------              -----------
                                                                      70,933                   57,343                  138,138
                                                                 -----------              -----------              -----------
WATER
Percent of Net Assets                                                   0.01%                    0.01%                    0.01%
American Water Works Inc.                                 1,765       35,300       1,707       34,140       3,656       73,120
Azurix Corp.+                                               200        1,500         200        1,500         400        3,000
                                                                 -----------              -----------              -----------
                                                                      36,800                   35,640                   76,120
                                                                 -----------              -----------              -----------
TOTAL U.S. COMMON STOCKS
(Cost $9,194,648, $55,788,197, $147,980,665,
$119,146,509 and $309,343,646, respectively)                     205,139,585              171,484,494              420,120,070
                                                                 -----------              -----------              -----------
INTERNATIONAL COMMON STOCKS
Percentage of Net Assets                                               15.24%                   19.62%                   20.93%
AUSTRALIA
Percent of Net Assets                                                   0.39%                    0.51%                    0.56%
Broken Hill Proprietary Co. Ltd. ADR                      4,301       86,020       3,712       74,240       8,137      162,740
Coles Myer Ltd. ADR                                       6,665      224,944       6,159      207,866      12,449      420,154
National Australia Bank                                   7,102      470,064       6,297      416,783      13,845      916,366
News Corporation Ltd.                                     5,604      326,783       4,925      287,189      10,675      622,486
Westpac Banking Corp. ADR                                10,239      330,208       9,313      300,344      19,732      636,357
WMC Ltd. ADR                                              6,649      101,397       6,095       92,949      12,418      189,375
                                                                 -----------              -----------              -----------
                                                                   1,539,416                1,379,371                2,947,478
                                                                 -----------              -----------              -----------
CANADA
Percent of Net Assets                                                   0.79%                    0.96%                    1.16%
Alcan Aluminium Ltd.                                      3,960      130,680       3,334      110,022       6,672      220,176
Barrick Gold Corp.                                        6,527      106,472       5,237       85,429      11,904      194,184
Canadian National Railway Co.                                24          566          22          518          46        1,084
Inco Ltd.+                                                3,055       53,463       2,385       41,738       5,473       95,778
Laidlaw Inc. "B"                                          5,428       16,623       4,817       14,752       9,327       28,564
Moore Corp. Ltd.                                          1,508        6,975       1,161        5,370       2,759       12,760
Nortel Networks Corp.                                    20,754    2,314,071      17,362    1,935,863      42,946    4,788,479
Placer Dome Inc.                                          5,226       45,728       4,595       40,206       8,811       77,096
Seagram Co. Ltd.                                          7,401      434,809       6,130      360,137      13,699      804,816
                                                                 -----------              -----------              -----------
                                                                   3,109,387                2,594,035                6,222,937
                                                                 -----------              -----------              -----------
DENMARK
Percent of Net Assets                                                   0.47%                    0.62%                    0.69%
Novo-Nordisk A/S ADR                                     15,536      983,623      13,964      884,096      32,057    2,029,609
Tele Denmark A/S ADR                                     21,062      870,124      19,724      814,848      40,252    1,662,911
                                                                 -----------              -----------              -----------
                                                                   1,853,747                1,698,944                3,692,520
                                                                 -----------              -----------              -----------
FINLAND
Percent of Net Assets                                                   0.37%                    0.51%                    0.50%
Nokia OYJ                                                 7,432    1,473,859       7,022    1,392,550      13,602    2,697,447
                                                                 -----------              -----------              -----------

FRANCE
Percent of Net Assets                                                   1.43%                    1.71%                    2.01%
Alcatel SA ADR                                           23,884    1,128,519      20,880      986,580      48,653    2,298,854
Aventis SA                                               14,306      743,912      12,842      667,784      29,095    1,512,940
AXA Financial Inc. ADR                                    3,830      114,661       4,128      123,582       8,426      252,253
AXA-UAP ADR                                              13,797      869,211      11,878      748,314      27,260    1,717,380
ELF Aquitaine ADR                                         4,800      377,100         100        7,856      10,000      785,625
LVMH Moet-Hennessy Louis Vuitton ADR                      6,695      488,735       6,286      458,878      12,299      897,827
Total Fina SA                                            28,100    1,886,213      24,558    1,648,456      50,426    3,384,845

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments (Continued)

                                                                        LifePath Income            LifePath 2010
                                                                 ----------------------  -----------------------
                                                                     Shares       Value      Shares        Value
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

FRANCE (Continued)

Total Fina SA Warrants (Expires 08/08/03)+                                0          --          81        2,045
                                                                             ----------              -----------
                                                                                591,475                2,127,990
                                                                             ----------              -----------
GERMANY
Percent of Net Assets                                                              0.54%                    0.90%
DaimlerChrysler AG                                                    3,389     229,604      13,898      941,590
Deutsche Telekom AG ADR                                               3,326     280,839      13,358    1,127,916
                                                                             ----------              -----------
                                                                                510,443                2,069,506
                                                                             ----------              -----------
HONG KONG
Percent of Net Assets                                                              0.29%                    0.42%
Cable & Wireless Ltd. ADR                                             8,822     274,033      31,282      971,697
                                                                             ----------              -----------

IRELAND
Percent of Net Assets                                                              0.08%                    0.13%
Allied Irish Banks PLC ADR                                            4,238      69,132      15,706      256,204
Smurfit (Jefferson) Group ADR                                           505      12,025       1,860       44,291
                                                                             ----------              -----------
                                                                                 81,157                  300,495
                                                                             ----------              -----------
ITALY
Percent of Net Assets                                                              0.12%                    0.22%
Benetton Group SpA ADR                                                1,507      59,244       5,462      214,725
Fiat SpA ADR                                                          1,149      35,332       6,815      209,561
Montedison SpA ADR                                                    1,179      20,633       5,031       88,043
                                                                             ----------              -----------
                                                                                115,209                  512,329
                                                                             ----------              -----------
JAPAN
Percent of Net Assets                                                              1.42%                    2.29%
Canon Inc. ADR                                                          790      33,575       3,530      150,025
CSK Corp. ADR                                                         1,116     127,224       4,520      515,280
Fuji Photo Film -Ordinary Shares ADR                                    575      25,588       2,360      105,020
Hitachi Ltd. ADR                                                        432      59,913       1,824      252,966
Honda Motor Company Ltd. ADR                                            333      22,478       1,385       93,488
Ito-Yokado Co. Ltd. ADR                                               1,120      66,150       3,710      219,122
Japan Air Lines ADR                                                   5,908      29,171      23,240      114,748
Kirin Brewery Co. Ltd. ADR                                              997     118,518       3,682      437,698
Kubota Corp. ADR                                                        834      50,457       3,643      220,402
Kyocera Corp. ADR                                                       560     103,005       1,958      360,150
Makita Corp. ADR                                                        820       6,765       3,293       27,167
Matsushita Electric Industrial Co.                                      257      75,542         833      244,850
Mitsubishi Corp. ADR                                                  1,394      20,583      10,725      158,359
Mitsui & Co. ADR                                                        360      44,055       1,475      180,503
NEC Corp. ADR                                                           683      77,094       2,813      317,517
Nippon Telegraph & Telephone Corp. ADR                                1,224      83,232       4,169      283,492
Nissan Motor Co. Ltd. ADR                                             2,135      16,680       8,626       67,391
Pioneer Corp. ADR                                                     1,192      38,442       5,217      168,248
Ricoh Corp. Ltd. ADR                                                    377      33,821       1,599      143,449
Sony Corp. ADR                                                          268      83,985       1,082      339,072
Tokio Marine and Fire Insurance Co. Ltd. ADR                          2,318     107,497       8,660      401,608
Toyota Motor Corp. ADR                                                1,378     112,049       5,161      419,654
                                                                             ----------              -----------
                                                                              1,335,824                5,220,209
                                                                             ----------              -----------
NETHERLANDS
Percent of Net Assets                                                              0.39%                    0.76%
Aegon NV ADR                                                             16       1,114         780       54,308
Elsevier NV ADR                                                       2,527      54,646       9,361      202,432
KLM Royal Dutch Airlines ADR                                            148       2,821         457        8,712
Koninklijke Ahold NV ADR                                              2,084      49,365       7,387      174,980
Koninklijke Philips Electronics NV                                      336      64,344       1,299      248,759
Royal Dutch Petroleum Co.                                             1,776      93,240      13,718      720,195
Unilever NV                                                           2,195      99,873       7,820      355,810
                                                                             ----------              -----------
                                                                                365,403                1,765,196
                                                                             ----------              -----------

                                                               LifePath 2020            LifePath 2030            LifePath 2040
                                                     -----------------------  -----------------------  -----------------------
                                                         Shares        Value      Shares        Value      Shares        Value
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

NETHERLANDS (Continued)

  (Expires 08/08/03)+                                        81        2,045          81        2,045         162        4,091
                                                                 -----------              -----------              -----------
                                                                   5,610,396                4,643,495               10,853,815
                                                                 -----------              -----------              -----------
GERMANY
Percent of Net Assets                                                   1.28%                    1.58%                    1.59%
DaimlerChrysler AG                                       34,249    2,320,370      30,655    2,076,876      48,889    3,312,230
Deutsche Telekom AG ADR                                  32,315    2,728,598      26,280    2,219,018      62,380    5,267,211
                                                                 -----------              -----------              -----------
                                                                   5,048,968                4,295,894                8,579,441
                                                                 -----------              -----------              -----------
HONG KONG
Percent of Net Assets                                                   0.60%                    0.81%                    0.92%
Cable & Wireless Ltd. ADR                                75,841    2,355,811      70,625    2,193,789     159,748    4,962,172
                                                                 -----------              -----------              -----------

IRELAND
Percent of Net Assets                                                   0.17%                    0.22%                    0.24%
Allied Irish Banks PLC ADR                               33,969      554,119      32,045      522,734      65,383    1,066,560
Smurfit (Jefferson) Group ADR                             4,740      112,871       3,751       89,321       8,944      212,979
                                                                 -----------              -----------              -----------
                                                                     666,990                  612,055                1,279,539
                                                                 -----------              -----------              -----------
ITALY
Percent of Net Assets                                                   0.32%                    0.38%                    0.43%
Benetton Group SpA ADR                                   13,932      547,702      12,616      495,967      28,026    1,101,772
Fiat SpA ADR                                             14,450      444,338      10,789      331,746      25,676      789,522
Montedison SpA ADR                                       15,607      273,123      12,247      214,323      25,877      452,848
                                                                 -----------              -----------              -----------
                                                                   1,265,163                1,042,036                2,344,142
                                                                 -----------              -----------              -----------
JAPAN
Percent of Net Assets                                                   3.27%                    4.56%                    4.65%
Canon Inc. ADR                                            8,945      380,163       8,735      371,238      17,650      750,125
CSK Corp. ADR                                            11,320    1,290,480      11,011    1,255,254      22,252    2,536,728
Fuji Photo Film -Ordinary Shares ADR                      5,824      259,168       5,656      251,692      11,430      508,635
Hitachi Ltd. ADR                                          4,458      618,269       4,384      608,006       8,866    1,229,603
Honda Motor Company Ltd. ADR                              3,477      234,698       3,272      220,860       6,624      447,120
Ito-Yokado Co. Ltd. ADR                                   9,310      549,872       9,102      537,587      18,384    1,085,805
Japan Air Lines ADR                                      57,475      283,783      56,364      278,297     113,907      562,416
Kirin Brewery Co. Ltd. ADR                                8,966    1,065,833       8,880    1,055,610      17,942    2,132,855
Kubota Corp. ADR                                          8,576      518,848       8,395      507,898      16,960    1,026,080
Kyocera Corp. ADR                                         4,652      855,677       4,520      831,398       9,134    1,680,085
Makita Corp. ADR                                          8,009       66,074       7,967       65,728      16,103      132,850
Matsushita Electric Industrial Co.                        1,561      458,836       1,551      455,897       3,126      918,849
Mitsubishi Corp. ADR                                     26,718      394,502      26,300      388,330      53,150      784,781
Mitsui & Co. ADR                                          3,622      443,242       3,564      436,145       7,195      880,488
NEC Corp. ADR                                             6,910      779,966       6,744      761,229      13,629    1,538,373
Nippon Telegraph & Telephone Corp. ADR                   10,340      703,120      10,118      688,024      20,444    1,390,192
Nissan Motor Co. Ltd. ADR                                21,254      166,047      20,999      164,055      42,437      331,539
Pioneer Corp. ADR                                        12,994      419,057      12,717      410,123      25,686      828,374
Ricoh Corp. Ltd. ADR                                      3,959      355,170       3,865      346,737       7,823      701,817
Sony Corp. ADR                                            2,650      830,444       2,643      828,250       5,336    1,672,169
Tokio Marine and Fire Insurance Co. Ltd. ADR             21,386      991,776      20,989      973,365      42,418    1,967,135
Toyota Motor Corp. ADR                                   14,281    1,161,224      12,649    1,028,522      25,584    2,080,299
                                                                 -----------              -----------              -----------
                                                                  12,826,249               12,464,245               25,186,318
                                                                 -----------              -----------              -----------
NETHERLANDS
Percent of Net Assets                                                   1.20%                    1.46%                    1.65%
Aegon NV ADR                                              2,732      190,216       1,713      119,268       3,347      233,035
Elsevier NV ADR                                          23,806      514,805      21,321      461,067      47,406    1,025,155
KLM Royal Dutch Airlines ADR                              1,240       23,638       1,077       20,530       2,257       43,024
Koninklijke Ahold NV ADR                                 18,980      449,589      16,896      400,224      35,369      837,803
Koninklijke Philips Electronics NV                        2,986      571,819       2,673      511,880       6,815    1,305,073
Royal Dutch Petroleum Co.                                36,712    1,927,380      30,730    1,613,325      68,672    3,605,280
Unilever NV                                              21,707      987,669      19,033      866,002      40,764    1,854,762
                                                                 -----------              -----------              -----------
                                                                   4,665,116                3,992,296                8,904,132
                                                                 -----------              -----------              -----------

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments (Continued)

                                                                LifePath Income              LifePath 2010
                                                         ----------------------     ----------------------
                                                          Shares          Value      Shares          Value
----------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
NEW ZEALAND
Percent of Net Assets                                                      0.03%                      0.04%
Telecom Corp. of New Zealand Ltd.                            759     $   25,569       2,558    $    86,173
                                                                     ----------                -----------

SPAIN
Percent of Net Assets                                                      0.30%                      0.47%
Banco Bilbao Vizcaya Argentaria SA ADR                     2,910         43,286      10,108        150,357
Banco Santander Central Hispano SA ADR                    10,054        105,567      36,748        385,854
Repsol SA                                                  2,001         38,269       7,400        141,525
Telefonica SA ADR+                                         1,065         92,322       4,714        408,645
                                                                     ----------                -----------
                                                                        279,444                  1,086,381
                                                                     ----------                -----------
SWEDEN
Percent of Net Assets                                                      0.23%                      0.33%
SKF AB ADR                                                   421          8,367       1,631         32,416
Swedish Match AB ADR                                         752         24,628       2,202         72,116
Telefonaktiebolaget LM Ericsson                            1,832        175,872       7,026        674,496
                                                                     ----------                -----------
                                                                        208,867                    779,028
                                                                     ----------                -----------
UNITED KINGDOM
Percent of Net Assets                                                      1.62%                      2.66%
Allied Zurich PLC ADR                                      2,120         36,146       8,258        140,799
AstraZeneca PLC ADR                                        3,373        111,731      12,305        407,603
BP Amoco PLC ADR                                           3,408        160,176      16,200        761,400
British Airways PLC ADR                                      390         18,257       1,600         74,900
British American Tobacco PLC ADR                             521          4,429       8,158         69,343
British Sky Broadcasting PLC ADR                             447         71,464       1,785        285,377
British Telecom PLC ADR                                    1,564        278,783       6,223      1,109,250
Cadbury Schweppes PLC ADR                                  2,334         57,475       8,124        200,054
Corus Group PLC                                              518          8,903       1,572         27,019
Diageo PLC ADR                                             2,587         79,712       9,595        295,646
Glaxo Wellcome PLC ADR                                     2,560        124,800       9,392        457,860
Hanson PLC ADR                                             1,699         54,156       5,756        183,473
Imperial Chemical Industries PLC ADR                         749         23,219       2,641         81,871
National Power PLC ADR                                       638         15,472       2,100         50,925
Premier Farnell PLC ADR                                    1,699         22,830       6,319         84,912
Reuters Group PLC ADR                                        384         51,120       1,713        228,043
Smithkline Beecham PLC ADR                                 1,445         81,191       5,495        308,750
Vodafone AirTouch PLC ADR                                  5,550        320,166      23,320      1,345,273
                                                                     ----------                -----------
                                                                      1,520,030                  6,112,498
                                                                     ----------                -----------
TOTAL INTERNATIONAL COMMON STOCKS
(Cost $3,833,980, $14,936,952, $37,989,252,
$34,366,296 and $78,860,822, respectively)                            6,047,085                 24,161,541
                                                                     ----------                -----------

TOTAL COMMON STOCKS
(Cost $13,028,628, $70,725,149, $185,969,917,
 $153,512,805 and $388,204,468, respectively)                        19,785,309                101,307,635
                                                                     ----------                -----------

                                                    LifePath 2020              LifePath 2030            LifePath 2040
                                          -----------------------   ------------------------  -----------------------
                                              Shares        Value        Shares        Value      Shares        Value
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
UNITED KINGDOM (Continued)
Royal Dutch Petroleum Co.                     36,712  $ 1,927,380        30,730  $ 1,613,325      68,672  $ 3,605,280
Unilever NV                                   21,707      987,669        19,033      866,002      40,764    1,854,762
                                                      -----------                -----------              -----------
                                                        4,665,116                  3,992,296                8,904,132
                                                      -----------                -----------              -----------
NEW ZEALAND
Percent of Net Assets                                        0.06%                      0.08%                    0.08%
Telecom Corp. of New
  Zealand Ltd.                                 6,773  $   228,165         6,171  $   207,886      12,640  $   425,810
                                                      -----------                -----------              -----------

SPAIN
Percent of Net Assets                                        0.64%                      0.85%                    0.87%
Banco Bilbao Vizcaya Argentaria SA ADR        26,195      389,651        23,603      351,095      49,981      743,467
Banco Santander Central Hispano SA ADR        76,428      802,494        73,588      772,674     144,836    1,520,778
Repsol SA                                     16,225      310,303        15,550      297,394      30,289      579,277
Telefonica SA ADR+                            11,626    1,007,829        10,343      896,609      20,912    1,812,809
                                                      -----------                -----------              -----------
                                                        2,510,277                  2,317,772                4,656,331
                                                      -----------                -----------              -----------
SWEDEN
Percent of Net Assets                                        0.46%                      0.59%                    0.68%
SKF AB ADR                                     4,277       85,005         3,864       76,797       8,311      165,181
Swedish Match AB ADR                           5,227      171,184         4,955      162,276       9,643      315,808
Telefonaktiebolaget LM Ericsson               16,584    1,592,064        14,128    1,356,288      33,271    3,194,016
                                                      -----------                -----------              -----------
                                                        1,848,253                  1,595,361                3,675,005
                                                      -----------                -----------              -----------
UNITED KINGDOM
Percent of Net Assets                                        3.79%                      4.78%                    4.90%
Allied Zurich PLC ADR                         17,502      298,409        16,798      286,406      28,571      487,136
AstraZeneca PLC ADR                           26,836      888,943        25,456      843,230      49,949    1,654,561
BP Amoco PLC ADR                              38,088    1,790,136        33,708    1,584,276      27,912    1,311,864
British Airways PLC ADR                        4,095      191,697         3,829      179,245       7,749      362,750
British American Tobacco PLC ADR              18,103      153,876         9,900       84,150      57,974      492,779
British Sky Broadcasting PLC ADR               4,577      731,748         4,058      648,773       8,663    1,384,997
British Telecom PLC ADR                       15,123    2,695,675        12,465    2,221,886      29,297    5,222,190
Cadbury Schweppes PLC ADR                     18,122      446,254        17,056      420,004      34,868      858,625
Corus Group PLC                                4,042       69,472         3,120       53,625       7,173      123,286
Diageo PLC ADR                                24,302      748,805        21,726      669,432      48,928    1,507,594
Glaxo Wellcome PLC ADR                        22,531    1,098,386        19,936      971,880      46,042    2,244,548
Hanson PLC ADR                                15,127      482,173        13,592      433,241      29,816      950,385
Imperial Chemical Industries PLC ADR           7,033      218,023         6,573      203,763      13,097      406,007
National Power PLC ADR                         5,631      136,552         5,121      124,184      10,415      252,564
Premier Farnell PLC ADR                       16,299      219,018        13,376      179,740      29,709      399,215
Reuters Group PLC ADR                          4,404      586,283         3,956      526,643       8,631    1,149,002
Smithkline Beecham PLC ADR                    13,771      773,758        12,318      692,118      28,217    1,585,443
Vodafone AirTouch PLC ADR                     57,720    3,329,723        49,503    2,855,704     105,290    6,073,917
                                                      -----------                -----------              -----------
                                                       14,858,931                 12,978,300               26,466,863
                                                      -----------                -----------              -----------
TOTAL INTERNATIONAL COMMON STOCKS
(Cost $3,833,980, $14,936,952,
$37,989,252, $34,366,296
and $78,860,822, respectively)                         59,860,728                 53,408,029              112,893,950
                                                      -----------                -----------              -----------

TOTAL COMMON STOCKS
(Cost $13,028,628, $70,725,149,
$185,969,917, $153,512,805
and $388,204,468, respectively)                       265,000,313                224,892,523              533,014,020
                                                      -----------                -----------              -----------

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments (Continued)

                                                         LifePath Income                     LifePath 2010
                                              --------------------------    ------------------------------
                                                 Principal         Value     Principal               Value
----------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS & NOTES
Percent of Net Assets                                                 64.93%                         49.34%
U.S. Treasury Bonds, 5.25%, 11/15/28               $        0    $       --    $        0      $        --
U.S. Treasury Bonds, 6.00%, 02/15/26                        0            --             0               --
U.S. Treasury Bonds, 6.13%, 11/15/27-08/15/29               0            --       150,000          147,375
U.S. Treasury Bonds, 6.25%, 08/15/23                  200,000       196,625             0               --
U.S. Treasury Bonds, 6.38%, 08/15/27                        0            --             0               --
U.S. Treasury Bonds, 6.50%, 11/15/26                        0            --             0               --
U.S. Treasury Bonds, 6.63%, 02/15/27                        0            --             0               --
U.S. Treasury Bonds, 6.75%, 08/15/26                        0            --             0               --
U.S. Treasury Bonds, 6.88%, 08/15/25                        0            --             0               --
U.S. Treasury Bonds, 7.13%, 02/15/23                        0            --       350,000          379,860
U.S. Treasury Bonds, 7.25%, 05/15/16-08/15/22               0            --             0               --
U.S. Treasury Bonds, 7.50%, 11/15/16-11/15/24         150,000       170,812             0               --
U.S. Treasury Bonds, 7.63%, 11/15/22-02/15/25               0            --             0               --
U.S. Treasury Bonds, 7.88%, 02/15/21                        0            --             0               --
U.S. Treasury Bonds, 8.00%, 11/15/21                  100,000       118,219             0               --
U.S. Treasury Bonds, 8.13%, 08/15/19-08/15/21               0            --       200,000          238,813
U.S. Treasury Bonds, 8.25%, 05/15/00-05/15/05         500,000       503,125       350,000          352,187
U.S. Treasury Bonds, 8.50%, 02/15/20                        0            --             0               --
U.S. Treasury Bonds, 8.75%, 05/15/17-08/15/20               0            --             0               --
U.S. Treasury Bonds, 8.88%, 08/15/17-02/15/19               0            --             0               --
U.S. Treasury Bonds, 9.00%, 11/15/18                        0            --             0               --
U.S. Treasury Bonds, 9.13%, 05/15/09-05/15/18               0            --       400,000          431,500
U.S. Treasury Bonds, 9.38%, 02/15/06                  950,000     1,073,204       600,000          677,813
U.S. Treasury Bonds, 10.00%, 05/15/10                       0            --             0               --
U.S. Treasury Bonds, 10.63%, 11/15/12-08/15/15              0            --             0               --
U.S. Treasury Bonds, 10.75%, 02/15/03-08/15/05      3,350,000     3,801,080     3,450,000        4,050,251
U.S. Treasury Bonds, 11.13%, 08/15/03               1,650,000     1,870,687       400,000          453,500
U.S. Treasury Bonds, 11.25%, 02/15/15                 200,000       287,813       400,000          575,625
U.S. Treasury Bonds, 11.63%, 11/15/02-11/15/04              0            --     1,400,000        1,631,890
U.S. Treasury Bonds, 11.75%, 11/15/14                       0            --             0               --
U.S. Treasury Bonds, 11.88%, 11/15/03                       0            --             0               --
U.S. Treasury Bonds, 12.00%, 05/15/05-08/15/13        200,000       245,563       500,000          613,906
U.S. Treasury Bonds, 12.38%, 05/15/04                       0            --     1,500,000        1,804,687
U.S. Treasury Bonds, 12.50%, 08/15/14                       0            --             0               --
U.S. Treasury Bonds, 13.13%, 05/15/01                       0            --             0               --
U.S. Treasury Bonds, 13.75%, 08/15/04                 500,000       633,437             0               --
U.S. Treasury Notes, 4.25%, 11/15/03                        0            --     1,700,000        1,571,437
U.S. Treasury Notes, 4.75%, 02/15/04-11/15/08       1,600,000     1,464,312     4,050,000        3,636,564
U.S. Treasury Notes, 4.88%, 03/31/01                        0            --     1,300,000        1,279,687
U.S. Treasury Notes, 5.00%, 04/30/01                1,100,000     1,083,157     1,600,000        1,575,501
U.S. Treasury Notes, 5.25%, 08/15/03-05/15/04         600,000       570,375     3,200,000        3,055,500
U.S. Treasury Notes, 5.38%, 06/30/03                1,000,000       963,438             0               --
U.S. Treasury Notes, 5.50%, 01/31/03-05/15/09       2,675,000     2,524,632     8,600,000        8,200,439
U.S. Treasury Notes, 5.63%, 05/15/01-05/15/08       1,700,000     1,613,937     6,050,000        5,767,001
U.S. Treasury Notes, 5.75%, 10/31/02-08/15/03       5,350,000     5,237,500     5,550,000        5,429,078
U.S. Treasury Notes, 5.88%, 10/31/01-11/15/05       4,050,000     3,945,891     5,850,000        5,682,033
U.S. Treasury Notes, 6.00%, 07/31/02-08/15/09         900,000       865,688     3,700,000        3,602,126
U.S. Treasury Notes, 6.13%, 12/31/01-08/15/07       4,000,000     3,886,875     6,100,000        6,002,000
U.S. Treasury Notes, 6.25%, 04/30/01-02/15/07       7,500,000     7,433,000     9,450,000        9,354,096
U.S. Treasury Notes, 6.38%, 03/31/01-08/15/02       4,700,000     4,684,689     6,200,000        6,180,313
U.S. Treasury Notes, 6.50%, 05/31/01-10/15/06       7,550,000     7,505,690    12,400,000       12,307,941
U.S. Treasury Notes, 6.63%, 06/30/01-05/15/07       1,800,000     1,803,375     8,350,000        8,357,580
U.S. Treasury Notes, 6.88%, 05/15/06                2,500,000     2,522,658     3,000,000        3,027,189
U.S. Treasury Notes, 7.00%, 07/15/06                2,000,000     2,031,250     4,500,000        4,570,313
U.S. Treasury Notes, 7.25%, 08/15/04                1,250,000     1,278,125     3,300,000        3,374,250
U.S. Treasury Notes, 7.50%, 11/15/01-02/15/05       2,350,000     2,404,938     4,150,000        4,228,610
U.S. Treasury Notes, 7.88%, 11/15/04                        0            --       700,000          733,469
U.S. Treasury Notes, 8.00%, 05/15/01                  350,000       356,344     3,750,000        3,817,969
                                                                 ----------                    -----------
TOTAL U.S. TREASURY BONDS & NOTES
(Cost $62,768,855, $116,342,034,
$116,197,852, $41,129,281
and $4,762,953, respectively)                                    61,076,439                    113,110,503
                                                                 ----------                    -----------

                                                                  Lifepath 2020            Lifepath 2030            Lifepath 2040
                                                       ------------------------  -----------------------  -----------------------
                                                         Principal        Value   Principal        Value   Principal        Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS & NOTES
Percent of Net Assets                                                     28.81%                   14.88%                    0.86%
U.S. Treasury Bonds, 5.25%, 11/15/28                   $   550,000  $   473,860  $        0  $        --  $        0  $        --
U.S. Treasury Bonds, 6.00%, 02/15/26                             0           --     900,000      860,907           0           --
U.S. Treasury Bonds, 6.13%, 11/15/27-08/15/29            1,100,000    1,075,500   1,600,000    1,563,250     300,000      294,750
U.S. Treasury Bonds, 6.25%, 08/15/23                     1,000,000      983,125   1,300,000    1,278,062     450,000      442,406
U.S. Treasury Bonds, 6.38%, 08/15/27                             0           --     600,000      603,000           0           --
U.S. Treasury Bonds, 6.50%, 11/15/26                       600,000      612,188     600,000      612,188           0           --
U.S. Treasury Bonds, 6.63%, 02/15/27                       500,000      518,125     500,000      518,125           0           --
U.S. Treasury Bonds, 6.75%, 08/15/26                             0           --     500,000      525,625           0           --
U.S. Treasury Bonds, 6.88%, 08/15/25                       500,000      532,031     600,000      638,438           0           --
U.S. Treasury Bonds, 7.13%, 02/15/23                             0           --     910,000      987,635           0           --
U.S. Treasury Bonds, 7.25%, 05/15/16-08/15/22              750,000      813,610   1,800,000    1,954,563     375,000      407,993
U.S. Treasury Bonds, 7.50%, 11/15/16-11/15/24                    0           --   2,750,000    3,078,094           0           --
U.S. Treasury Bonds, 7.63%, 11/15/22-02/15/25            1,000,000    1,148,015   2,650,000    3,055,313     500,000      577,969
U.S. Treasury Bonds, 7.88%, 02/15/21                             0           --     650,000      756,031           0           --
U.S. Treasury Bonds, 8.00%, 11/15/21                       700,000      827,532     500,000      591,094           0           --
U.S. Treasury Bonds, 8.13%, 08/15/19-08/15/21            1,650,000    1,956,985   1,350,000    1,611,423     250,000      295,547
U.S. Treasury Bonds, 8.25%, 05/15/00-05/15/05                    0           --           0           --           0           --
U.S. Treasury Bonds, 8.50%, 02/15/20                             0           --     200,000      245,250           0           --
U.S. Treasury Bonds, 8.75%, 05/15/17-08/15/20            1,000,000    1,256,688   2,350,000    2,925,203     900,000    1,118,437
U.S. Treasury Bonds, 8.88%, 08/15/17-02/15/19              500,000      629,219   1,950,000    2,428,969           0           --
U.S. Treasury Bonds, 9.00%, 11/15/18                       350,000      444,281     350,000      444,281           0           --
U.S. Treasury Bonds, 9.13%, 05/15/09-05/15/18              500,000      539,375     600,000      767,063           0           --
U.S. Treasury Bonds, 9.38%, 02/15/06                     1,050,000    1,186,172     800,000      903,750           0           --
U.S. Treasury Bonds, 10.00%, 05/15/10                            0           --     330,000      374,035           0           --
U.S. Treasury Bonds, 10.63%, 11/15/12-08/15/15             650,000      867,235     900,000    1,214,657     450,000      544,219
U.S. Treasury Bonds, 10.75%, 02/15/03-08/15/05           1,400,000    1,654,188           0           --      50,000       59,078
U.S. Treasury Bonds, 11.13%, 08/15/03                      600,000      680,250           0           --           0           --
U.S. Treasury Bonds, 11.25%, 02/15/15                      850,000    1,223,204     600,000      863,438           0           --
U.S. Treasury Bonds, 11.63%, 11/15/02-11/15/04                   0           --           0           --           0           --
U.S. Treasury Bonds, 11.75%, 11/15/14                      450,000      608,625     600,000      811,500           0           --
U.S. Treasury Bonds, 11.88%, 11/15/03                      950,000    1,107,641           0           --           0           --
U.S. Treasury Bonds, 12.00%, 05/15/05-08/15/13             820,000    1,039,306   1,100,000    1,462,312           0           --
U.S. Treasury Bonds, 12.38%, 05/15/04                      700,000      842,187           0           --           0           --
U.S. Treasury Bonds, 12.50%, 08/15/14                      350,000      488,250     350,000      488,250           0           --
U.S. Treasury Bonds, 13.13%, 05/15/01                            0           --     100,000      107,687           0           --
U.S. Treasury Bonds, 13.75%, 08/15/04                      100,000      126,687           0           --           0           --
U.S. Treasury Notes, 4.25%, 11/15/03                     1,200,000    1,109,250           0           --           0           --
U.S. Treasury Notes, 4.75%, 02/15/04-11/15/08            3,000,000    2,746,344           0           --           0           --
U.S. Treasury Notes, 4.88%, 03/31/01                     1,900,000    1,870,312           0           --           0           --
U.S. Treasury Notes, 5.00%, 04/30/01                             0           --           0           --           0           --
U.S. Treasury Notes, 5.25%, 08/15/03-05/15/04            3,400,000    3,246,376     250,000      239,531           0           --
U.S. Treasury Notes, 5.38%, 06/30/03                             0           --           0           --           0           --
U.S. Treasury Notes, 5.50%, 01/31/03-05/15/09            6,800,000    6,449,439           0           --           0           --
U.S. Treasury Notes, 5.63%, 05/15/01-05/15/08            7,600,000    7,303,971   1,000,000      943,750           0           --
U.S. Treasury Notes, 5.75%, 10/31/02-08/15/03            1,500,000    1,465,531     300,000      291,937           0           --
U.S. Treasury Notes, 5.88%, 10/31/01-11/15/05            9,900,000    9,693,127   2,200,000    2,117,500     300,000      288,750
U.S. Treasury Notes, 6.00%, 07/31/02-08/15/09            4,000,000    3,901,657           0           --           0           --
U.S. Treasury Notes, 6.13%, 12/31/01-08/15/07            4,450,000    4,370,313     450,000      435,938           0           --
U.S. Treasury Notes, 6.25%, 04/30/01-02/15/07            7,350,000    7,295,657     150,000      148,969           0           --
U.S. Treasury Notes, 6.38%, 03/31/01-08/15/02            1,350,000    1,348,031     575,000      575,000           0           --
U.S. Treasury Notes, 6.50%, 05/31/01-10/15/06           16,730,000   16,629,497   1,500,000    1,488,938     200,000      198,375
U.S. Treasury Notes, 6.63%, 06/30/01-05/15/07            6,850,000    6,857,713           0           --           0           --
U.S. Treasury Notes, 6.88%, 05/15/06                     2,500,000    2,522,658   1,000,000    1,009,063     300,000      302,719
U.S. Treasury Notes, 7.00%, 07/15/06                     4,200,000    4,265,625     600,000      609,375           0           --
U.S. Treasury Notes, 7.25%, 08/15/04                     3,800,000    3,885,500     250,000      255,625           0           --
U.S. Treasury Notes, 7.50%, 11/15/01-02/15/05            4,650,000    4,768,970     700,000      724,282     100,000      103,469
U.S. Treasury Notes, 7.88%, 11/15/04                       700,000      733,469           0           --           0           --
U.S. Treasury Notes, 8.00%, 05/15/01                     1,250,000    1,272,656           0           --           0           --
                                                                    -----------              -----------              -----------
TOTAL U.S. TREASURY BONDS & NOTES
(Cost $62,768,855, $116,342,034,
$116,197,852, $41,129,281
and $4,762,953, respectively)                                       113,370,375               40,510,051                4,633,712
                                                                    -----------              -----------              -----------

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 29, 2000
Portfolios of Investments (Continued)

                                                                             Lifepath Income                  Lifepath 2010
                                                                    ------------------------     --------------------------
                                                                     Principal         Value      Principal           Value
---------------------------------------------------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS
Percent of Net Assets                                                                     2.10%                        3.74%
Goldman Sachs Financial Square Prime Obligation Fund++              $   275,482     $  275,482    $  568,684    $   568,684
Providian Temp Cash Money Market Fund++                               1,500,000      1,500,000     7,000,000      7,000,000
Short Term Investment Company Liquid Assets Portfolio++                 200,000        200,000     1,000,000      1,000,000
                                                                                    ----------                  -----------
TOTAL SHORT TERM INSTRUMENTS
(Cost $1,975,482, $8,568,684, $25,720,454, $19,498,975
and $49,462,092, respectively)                                                       1,975,482                    8,568,684
                                                                                    ----------                  -----------

REPURCHASE AGREEMENTS
Percent of Net Assets                                                                    13.34%                        7.68%
Morgan Stanley Tri Party Repurchase Agreement, dated 2/29/00, due
  03/01/00, with a maturity value of $61,149,986 and an effective
  yield of 5.46%.                                                    12,550,209     12,550,209    17,612,597     17,612,597
                                                                                    ----------                  -----------
TOTAL REPURCHASE AGREEMENTS
(Cost $12,550,209, $17,612,597, $18,947,719, $11,480,040
and $550,149, respectively)                                                         12,550,209                   17,612,597
                                                                                    ----------                  -----------
TOTAL INVESTMENTS IN SECURITIES
(Cost $90,323,174, $213,248,464, $346,835,942, $225,621,101
and $442,979,662, respectively)                                          101.41%    95,387,439        104.96%   240,599,419
Other Assets and Liabilities, Net                                         (1.41)    (1,326,653)        (4.96)   (11,367,800)
                                                                    -----------    -----------    ----------   ------------
TOTAL NET ASSETS                                                         100.00%   $94,060,786        100.00%  $229,231,619
                                                                    ===========    ===========    ==========   ============

--------------------------------------------------------------------------------

  +  Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 4.

The accompanying notes are an integral part of the financial statements.

                                                                           Lifepath 2020                Lifepath 2030
                                                             ---------------------------    -------------------------
                                                             Principal          Value       Principal         Value
---------------------------------------------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS
Percent of Net Assets                                                               6.54%                         7.16%
Goldman Sachs Financial Square Prime Obligation Fund++       $    20,454    $     20,454    $6,498,975    $  6,498,975
Providian Temp Cash Money Market Fund++                       17,700,000      17,700,000    12,000,000      12,000,000
Short Term Investment Company Liquid Assets Portfolio++        8,000,000       8,000,000     1,000,000       1,000,000
                                                                            ------------                  ------------
TOTAL SHORT TERM INSTRUMENTS
(Cost $1,975,482, $8,568,684, $25,720,454, $19,498,975
and $49,462,092, respectively)                                                25,720,454                    19,498,975
                                                                            ------------                  ------------

REPURCHASE AGREEMENTS
Percent of Net Assets                                                               4.81%                         4.22%
Morgan Stanley Tri Party Repurchase Agreement, dated
  2/29/00, due 03/01/00, with a maturity value of
  $61,149,986 and an effective yield of 5.46%.                18,947,719      18,947,719    11,480,040      11,480,040
                                                                            ------------                  ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $12,550,209, $17,612,597, $18,947,719,
$11,480,040 and $550,149, respectively)                                       18,947,719                    11,480,040
                                                                            ------------                  ------------
TOTAL INVESTMENTS IN SECURITIES
(Cost $90,323,174, $213,248,464, $346,835,942,
$225,621,101 and $442,979,662, respectively)                      107.50%    423,038,861        108.88%    296,381,589
Other Assets and Liabilities, Net                                  (7.50)    (29,508,534)        (8.88)    (24,162,912)
                                                              ----------    ------------    ----------    ------------
TOTAL NET ASSETS                                                  100.00%   $393,530,327        100.00%   $272,218,677
                                                              ==========    ============    ==========    ============
                                                                                  Lifepath 2040
                                                                  -----------------------------
                                                                    Principal          Value
-----------------------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS
PERCENT OF NET ASSETS                                                                      9.16%
Goldman Sachs Financial Square Prime Obligation Fund++            $ 8,062,092      $  8,062,092
Providian Temp Cash Money Market Fund++                            19,400,000        19,400,000
Short Term Investment Company Liquid Assets Portfolio++            22,000,000        22,000,000
                                                                                   ------------
TOTAL SHORT TERM INSTRUMENTS
(Cost $1,975,482, $8,568,684, $25,720,454, $19,498,975
and $49,462,092, respectively)                                                       49,462,092
                                                                                   ------------

REPURCHASE AGREEMENTS
Percent of Net Assets                                                                      0.10%
Morgan Stanley Tri Party Repurchase Agreement, dated
  2/29/00, due 03/01/00, with a maturity value of
  $61,149,986 and an effective yield of 5.46%.                        550,149           550,149
                                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $12,550,209, $17,612,597, $18,947,719,
$11,480,040 and $550,149, respectively)                                                 550,149
                                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
(Cost $90,323,174, $213,248,464, $346,835,942,
$225,621,101 and $442,979,662, respectively)                           108.85%       587,659,973
Other Assets and Liabilities, Net                                       (8.85)       (47,800,075)
                                                                   ----------      -------------
TOTAL NET ASSETS                                                       100.00%      $539,859,898
                                                                  ===========       ============

--------------------------------------------------------------------------------

  +  Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See note 4.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 29, 2000

                                           LifePath Income     LifePath 2010     LifePath 2020     LifePath 2030     LifePath 2040
                                          Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                          $ 90,323,174     $ 213,248,464     $ 346,835,942     $ 225,621,101     $ 442,979,662
                                             ------------     -------------     -------------     -------------     -------------
Investments at market value (Note 1)         $ 82,837,230     $ 222,986,822     $ 404,091,142     $ 284,901,549     $ 587,109,824
Repurchase agreements (Note 1)                 12,550,209        17,612,597        18,947,719        11,480,040           550,149
                                             ------------     -------------     -------------     -------------     -------------
Total investments in securities                95,387,439       240,599,419       423,038,861       296,381,589       587,659,973
Receivables:
  Investment securities sold                           --                --                --                --         4,603,316
  Dividends and interest                          733,160         1,584,358         1,650,737           661,214           590,671
                                             ------------     -------------     -------------     -------------     -------------
Total Assets                                   96,120,599       242,183,777       424,689,598       297,042,803       592,853,960
                                             ------------     -------------     -------------     -------------     -------------
LIABILITIES
Payables:
  Investment securities purchased                      --         4,182,684         5,087,413         5,080,237         3,055,935
  Collateral for securities loaned (Note 4)     1,975,482         8,568,684        25,720,454        19,498,975        49,462,092
  Due to BGI (Note 2)                              84,331           200,790           351,404           244,914           476,035
                                             ------------     -------------     -------------     -------------     -------------
Total Liabilities                               2,059,813        12,952,158        31,159,271        24,824,126        52,994,062
                                             ------------     -------------     -------------     -------------     -------------
TOTAL NET ASSETS                             $ 94,060,786     $ 229,231,619     $ 393,530,327     $ 272,218,677     $ 539,859,898
                                             ============     =============     =============     =============     =============
---------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS                                                     ---
For The Year Ended February 29, 2000

                                    LifePath Income    LifePath 2010   LifePath 2020      LifePath 2030      LifePath 2040
                                    Master Portfolio  Master Portfolio  Master Portfol    Master Portfolio  Master Portfolio
-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends+                                              $   311,233  $ 1,455,403  $ 3,532,076    $ 3,086,365    $ 6,551,745
  Interest++                                                4,610,946    7,291,443    7,251,732      3,121,291      1,275,146

Total investment income                                     4,922,179    8,746,846   10,783,808      6,207,656      7,826,891
                                                          -----------  -----------  -----------    -----------    -----------
EXPENSES (NOTE 2)
  Advisory fees                                               592,139    1,282,599    2,101,737      1,501,573      2,790,585
                                                          -----------  -----------  -----------    -----------    -----------
Total expenses                                                592,139    1,282,599    2,101,737      1,501,573      2,790,585
                                                          -----------  -----------  -----------    -----------    -----------
NET INVESTMENT INCOME                                       4,330,040    7,464,247    8,682,071      4,706,083      5,036,306
                                                          -----------  -----------  -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain on sale of investments                  2,506,435   17,805,780   33,627,531     31,399,199     52,425,320
  Net change in unrealized appreciation (depreciation) of
    investments                                            (1,106,762)  (6,180,937)  (2,423,834)    (1,042,385)    19,635,208
                                                          -----------  -----------  -----------    -----------    -----------
Net gain on investments                                     1,399,673   11,624,843   31,203,697     30,356,814     72,060,528
                                                          -----------  -----------  -----------    -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $ 5,729,713  $19,089,090  $39,885,768    $35,062,897    $77,096,834
                                                          ===========  ===========  ===========    ===========    ===========
-----------------------------------------------------------------------------------------------------------------------------
+Net of foreign withholding tax of:                       $     4,124  $    24,709  $    46,647    $    50,329    $    82,544
++Interest income includes securities lending income of:  $    16,448  $    52,205  $    90,008    $    65,081    $   142,139
-----------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                    LIFEPATH INCOME MASTER PORTFOLIO        LIFEPATH 2010 MASTER PORTFOLIO
                                ------------------------------------  ------------------------------------
                                          FOR THE            FOR THE            FOR THE            FOR THE
                                       YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                FEBRUARY 29, 2000  FEBRUARY 28, 1999  FEBRUARY 29, 2000  FEBRUARY 28, 1999
----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net investment income         $       4,330,040  $       4,542,654  $       7,464,247  $       7,047,953
  Net realized gain                     2,506,435          4,718,618         17,805,780         13,218,840
  Net change in unrealized
    appreciation
    (depreciation)                     (1,106,762)        (1,372,957)        (6,180,937)         2,322,667
                                -----------------  -----------------  -----------------  -----------------
Net increase in net assets
  resulting from operations             5,729,713          7,888,315         19,089,090         22,589,460
Net increase (decrease) in net
  assets resulting from
  interestholder transactions         (28,409,337)        (7,346,906)       (33,418,533)        12,753,903
                                -----------------  -----------------  -----------------  -----------------
Increase (decrease) in net
  assets                              (22,679,624)           541,409        (14,329,443)        35,343,363
NET ASSETS:
Beginning of period                   116,740,410        116,199,001        243,561,062        208,217,699
                                -----------------  -----------------  -----------------  -----------------
End of period                   $      94,060,786  $     116,740,410  $     229,231,619  $     243,561,062
                                =================  =================  =================  =================

--------------------------------------------------------------------------------

                                      LIFEPATH 2020 MASTER PORTFOLIO        LIFEPATH 2030 MASTER PORTFOLIO
                                ------------------------------------  ------------------------------------
                                          FOR THE            FOR THE            FOR THE            FOR THE
                                       YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                FEBRUARY 29, 2000  FEBRUARY 28, 1999  FEBRUARY 29, 2000  FEBRUARY 28, 1999
----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net investment income         $       8,682,071  $       7,913,106  $       4,706,083  $       4,472,364
  Net realized gain                    33,627,531         24,960,119         31,399,199         17,728,114
  Net change in unrealized
    appreciation
    (depreciation)                     (2,423,834)         7,187,708         (1,042,385)        10,724,507
                                -----------------  -----------------  -----------------  -----------------
Net increase in net assets
  resulting from operations            39,885,768         40,060,933         35,062,897         32,924,985
Net increase (decrease) in net
  assets resulting from
  interestholder transactions         (12,519,074)          (168,062)       (39,674,638)        10,295,060
                                -----------------  -----------------  -----------------  -----------------
Increase (decrease) in net
  assets                               27,366,694         39,892,871         (4,611,741)        43,220,045
NET ASSETS:
Beginning of period                   366,163,633        326,270,762        276,830,418        233,610,373
                                -----------------  -----------------  -----------------  -----------------
End of period                   $     393,530,327  $     366,163,633  $     272,218,677  $     276,830,418
                                =================  =================  =================  =================

--------------------------------------------------------------------------------

                                                LIFEPATH 2040 MASTER PORTFOLIO
                                          ------------------------------------
                                                    FOR THE            FOR THE
                                                 YEAR ENDED         YEAR ENDED
                                          FEBRUARY 29, 2000  FEBRUARY 28, 1999
------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                   $       5,036,306  $       5,019,405
  Net realized gain                              52,425,320         34,827,042
  Net change in unrealized appreciation
    (depreciation)                               19,635,208         23,947,962
                                          -----------------  -----------------
Net increase in net assets resulting
  from operations                                77,096,834         63,794,409
Net increase (decrease) in net assets
  resulting from interestholder
  transactions                                  (29,755,821)        23,995,369
                                          -----------------  -----------------
Increase in net assets                           47,341,013         87,789,778
NET ASSETS:
Beginning of period                             492,518,885        404,729,107
                                          -----------------  -----------------
End of period                             $     539,859,898  $     492,518,885
                                          =================  =================

--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income (formerly LifePath 2000), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios.

    These financial statements relate to the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

    The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    SECURITY VALUATION

    The equity securities of each Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

    FEDERAL INCOME TAXES

    Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio, therefore, believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Internal Revenue Code of 1986, as amended (the "Code").

    It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that an entity qualifying as a "regulated investment company" investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming for federal income tax purposes that the regulated investment company invested all of its assets in the corresponding Master Portfolio.

    FUTURES CONTRACTS

    The Master Portfolios may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)

contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of February 29, 2000, there were no open long futures contracts outstanding.

    REPURCHASE AGREEMENTS

    Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The advisor to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price. The repurchase agreements entered into on February 29, 2000 by the Master Portfolios are fully collateralized by U.S. Government obligations with a rate of 5.88%, a maturity date of 7/6/00 and an aggregate market value of $62,391,160.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.55% of the average daily net assets of each of the Master Portfolios as compensation for its advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

    Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of each Master Portfolio.

    Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolios.

    MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolios. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

    Certain officers and trustees of MIP are also officers of Stephens. As of February 29, 2000 these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

    Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the year ended February 29, 2000 were as follows:

                                    LifePath Income     LifePath 2010     LifePath 2020     LifePath 2030     LifePath 2040
Aggregate Purchases and Sales of:  Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost                     $52,326,484       $92,442,800      $106,560,110       $38,058,978      $ 43,702,786
Sales proceeds                         52,026,336        75,349,856        83,909,136        34,187,575        46,302,908

OTHER SECURITIES:
Purchases at cost                     $   923,651       $16,024,511      $ 60,679,347       $31,799,468      $102,976,966
Sales proceeds                          9,105,148        40,010,051        74,749,654        65,388,779       120,893,953

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)

    At February 29, 2000 the Master Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                        Tax    Unrealized    Unrealized  Net Unrealized
Master Portfolio                       Cost  Appreciation  Depreciation    Appreciation
---------------------------------------------------------------------------------------
LifePath Income Master
  Portfolio                     $90,364,993  $ 8,515,296   $(3,492,850)   $ 5,022,446
LifePath 2010 Master Portfolio  213,555,821   37,262,811   (10,219,213)    27,043,598
LifePath 2020 Master Portfolio  348,195,145   94,164,635   (19,320,919)    74,843,716
LifePath 2030 Master Portfolio  225,868,990   86,546,277   (16,033,678)    70,512,599
LifePath 2040 Master Portfolio  445,676,886  182,168,214   (40,185,127)   141,983,087

4.  PORTFOLIO SECURITIES LOANED

    As of February 29, 2000, the Master Portfolios had loaned securities which were collateralized by cash and money market mutual funds. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                            Value of    Value of
Master Portfolio                          Securities  Collateral
----------------------------------------------------------------
LifePath Income Master Portfolio          $1,892,099  $1,975,482
LifePath 2010 Master Portfolio             8,219,089   8,568,684
LifePath 2020 Master Portfolio            24,739,571  25,720,454
LifePath 2030 Master Portfolio            18,711,674  19,498,975
LifePath 2040 Master Portfolio            47,529,134  49,462,092

5.  FINANCIAL HIGHLIGHTS

    The ratios of expenses to average net assets, net investment income to average net assets and portfolio turnover rates, excluding short-term securities, for the Master Portfolios were as follows:

                                                       For the               For the
                                                    Year Ended            Year Ended
                                             February 29, 2000     February 28, 1999
------------------------------------------------------------------------------------
LifePath Income Master Portfolio
  Ratio of expenses to average net
    assets                                                0.55%                 0.55%
  Ratio of net investment income to
    average net assets                                    4.03%                 3.95%
  Portfolio turnover rate                                   55%                   66%
LifePath 2010 Master Portfolio
  Ratio of expenses to average net
    assets                                                0.55%                 0.55%
  Ratio of net investment income to
    average net assets                                    3.20%                 3.12%
  Portfolio turnover rate                                   49%                   38%
LifePath 2020 Master Portfolio
  Ratio of expenses to average net
    assets                                                0.55%                 0.55%
  Ratio of net investment income to
    average net assets                                    2.27%                 2.30%
  Portfolio turnover rate                                   43%                   36%
LifePath 2030 Master Portfolio
  Ratio of expenses to average net
    assets                                                0.55%                 0.55%
  Ratio of net investment income to
    average net assets                                    1.72%                 1.74%
  Portfolio turnover rate                                   26%                   19%
LifePath 2040 Master Portfolio
  Ratio of expenses to average net
    assets                                                0.55%                 0.55%
  Ratio of net investment income to
    average net assets                                    0.99%                 1.11%
  Portfolio turnover rate                                   29%                   19%

INDEPENDENT AUDITORS' REPORT

To the Interestholders and Board of Trustees
Master Investment Portfolio:

    We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the LifePath Income Master Portfolio (formerly LifePath 2000 Master Portfolio), LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio and LifePath 2040 Master Portfolio (five of the portfolios comprising Master Investment Portfolio) as of February 29, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2000 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of Master Investment Portfolio as of February 29, 2000, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-year period then ended, in conformity with generally accepted accounting principles.

                                                                    /s/ KPMG LLP

San Francisco, California
April 7, 2000

                                           Barclays Global Investors Funds, Inc.
                                           c/o Investors Bank and Trust Co.
                                           200 Clarendon Street
                                           Boston, MA 02116